UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-22201
Direxion Shares ETF Trust
(Exact name of registrant as specified in charter)
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)
Daniel O’ Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-866-476-7523
Date of fiscal year end: October 31
Date of reporting period: October 31, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Direxion Shares ETF Trust

ANNUAL REPORT OCTOBER 31, 2009

33 Whitehall Street, 10th Floor            New York, New York 10004            www.direxionshares.com

Bull Funds	Bear Funds

Domestic Equity Index Funds

Direxion Daily Large Cap Bull 3X Shares Direxion Daily Mid Cap Bull 3X Shares Direxion Daily Small Cap Bull 3X Shares	Direxion Daily Large Cap Bear 3X Shares Direxion Daily Mid Cap Bear 3X Shares Direxion Daily Small Cap Bear 3X Shares

International Funds

Direxion Daily Developed Markets Bull 3X Shares Direxion Daily Emerging Markets Bull 3X Shares	Direxion Daily Developed Markets Bear 3X Shares Direxion Daily Emerging Markets Bear 3X Shares

Specialty Funds

Direxion Daily Energy Bull 3X Shares Direxion Daily Financial Bull 3X Shares Direxion Daily Technology Bull 3X Shares Direxion Daily Real Estate Bull 3X Shares	Direxion Daily Energy Bear 3X Shares Direxion Daily Financial Bear 3X Shares Direxion Daily Technology Bear 3X Shares Direxion Daily Real Estate Bear 3X Shares

Fixed Income Funds

Direxion Daily 10-Year Treasury Bull 3X Shares Direxion Daily 30-Year Treasury Bull 3X Shares	Direxion Daily 10-Year Treasury Bear 3X Shares Direxion Daily 30-Year Treasury Bear 3X Shares

Letter to Shareholders	4

Management Discussion & Analysis	7

Expense Examples	32

Premium/Discount Summary Table	35

Allocation of Portfolio Holdings	39

Schedules of Investments	40

Statements of Assets and Liabilities	89

Statements of Operations	95

Statements of Changes in Net Assets	101

Financial Highlights	107

Notes to the Financial Statements	108

Report of Independent Registered Public Accounting Firm	128

Supplemental Information	129

Board of Trustees and Officers	130
EX-99.ETH CODE
EX-99.CERT
EX-99.906CERT

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Letter to Shareholders

Dear Shareholders,

This Annual Report for the Direxion Shares covers the period from November 5, 2008 to October 31, 2009, (the “Annual Period”). The first four months of the Annual Period was marked by severe distress in the economy and, in particular, the financial sector, with market volatility at perhaps its highest measured levels. Governments across the globe provided massive stimulus to keep the economy flowing and also became involved in the financial sector to an unprecedented extent. By the middle of the period, the markets had recovered much of their earlier losses and volatility had returned to more customary levels. Despite the market gains since March, the economy remains fragile and recovery is far from assured.

The discussion below relates to the performance of the Direxion Shares exchange traded funds (the “ETFs”) for the Annual Period. However, the ETFs seek to provide daily returns which are a multiple — positive or negative — of the daily return of a particular benchmark and the ETFs should not be held for long periods. The ETFs are not suitable for many investors and should be utilized only by sophisticated investors who understand leverage risk, the consequences of seeking daily leveraged investment results, understand the risk of shorting, and intend to actively monitor and manage their investments.

An ETF which meets its daily goals should have performance for the Annual Period similar to the performance indicated by models based on the daily returns of the relevant benchmark for the Annual Period. Direxion maintains models which indicate the expected performance of each ETF in light of the path of the relevant benchmark (the “Target Index”) and the fund’s expense ratios. The models, and a description of how they work, are available on the Direxion Shares website (www.direxionshares.com) under Tools/Tracking Center. The models do not take into account the size of a fund or any transaction fees associated with creating or maintaining a fund’s portfolio. A brief comparison of the actual returns versus the expected returns for each of the funds during the Annual Period is as follows below.

The Direxion Daily Large Cap Bull 3X Shares and the Direxion Daily Large Cap Bear 3X Shares seek to provide 300% and -300% of the daily return of the Russell 1000 Index, respectively. For the period, the Target Index returned 11.22%. The Direxion Daily Large Cap Bull 3X Shares returned -20.35% and Direxion Daily Large Cap Bear 3X Shares returned -62.87%. The model indicated an expected return of -17.89% for the Direxion Daily Large Cap Bull 3X Shares and an expected return of -63.18% for the Direxion Daily Large Cap Bear 3X Shares. Factors affecting each ETF’s performance are set forth in the Management Discussion & Analysis section.

The Direxion Daily Mid Cap Bull 3X Shares and the Direxion Daily Mid Cap Bear 3X Shares seek to provide 300% and -300% of the daily return of the Russell Midcap Index, respectively. For the period, the Target Index returned 18.73%. The Direxion Daily Mid Cap Bull 3X Shares returned 40.65% and the Direxion Daily Mid Cap Bear 3X Shares returned -71.23%. The model indicated an expected return of 43.47% for the Direxion Daily Mid Cap Bull 3X Shares and an expected return of -71.00% for the Direxion Daily Mid Cap Bear 3X Shares. Factors affecting each ETF’s performance are set forth in the Management Discussion & Analysis section.

The Direxion Daily Small Cap Bull 3X Shares and the Direxion Daily Small Cap Bear 3X Shares seek to provide 300% and -300% of the daily return of the Russell 2000 Index, respectively. For the period, the Target Index returned 6.46%. The Direxion Daily Small Cap Bull 3X Shares returned -39.50% and the Direxion Daily Small Cap Bear 3X Shares returned -76.18%. The model indicated an expected return of -40.23% for the Direxion Daily Small Cap Bull 3X Shares and an expected return of -75.69% for the Direxion Daily Small Cap Bear 3X Shares. Factors affecting each ETF’s performance are set forth in the Management Discussion & Analysis section.

The Direxion Daily Developed Markets Bull 3X Shares and the Direxion Daily Developed Markets Bear 3X Shares seek to provide 300% and -300% of the daily return of the MSCI EAFE Index, respectively. For the period, Target Index returned 23.66%. The Direxion Daily Developed Markets Bull 3X Shares returned 27.15% and the Direxion Daily Developed Markets Bear 3X Shares returned -69.57%. The model indicated an expected return of 29.05% for the Direxion Daily Developed Markets Bull 3X Shares and an expected return of -68.81% for the Direxion Daily Developed Markets Bear 3X Shares. Factors affecting each ETF’s performance are set forth in the Management Discussion & Analysis section.

The Direxion Daily Emerging Markets Bull 3X Shares and the Direxion Daily Emerging Markets Bear 3X Shares seek to provide 300% and -300% of the daily return of the MSCI Emerging Markets Index, respectively. For the period, the Target Index returned 51.05%. The Direxion Daily Emerging Markets Bull 3X Shares returned 97.28% and the Direxion Daily Emerging Markets Bear 3X Shares returned -87.78%. The model indicated an expected return of 92.63% for the Direxion Daily Emerging Markets Bull 3X Shares and an expected return of -87.46% for the Direxion Daily Emerging Markets Bear 3X Shares. Factors affecting each ETF’s performance are set forth in the Management Discussion & Analysis section.

The Direxion Daily Energy Bull 3X Shares and the Direxion Daily Energy Bear 3X Shares seek to provide 300% and -300% of the daily return of the Russell 1000 Energy Index, respectively. For the period, the Target Index returned 8.71%. The Direxion

4  DIREXION ANNUAL REPORT

Daily Energy Bull 3X Shares returned -29.75% and the Direxion Daily Energy Bear 3X Shares returned -78.95%. The model indicated an expected return of -30.94% for the Direxion Daily Energy Bull 3X Shares and an expected return of -78.13% for the Direxion Daily Energy Bear 3X Shares. Factors affecting each ETF’s performance are set forth in the Management Discussion & Analysis section.

The Direxion Daily Financial Bull 3X Shares and the Direxion Daily Financial Bear 3X Shares seek to provide 300% and -300% of the daily return of the Russell 1000 Financial Services Index, respectively. For the period, Target Index returned -1.95%. The Direxion Daily Financial Bull 3X Shares returned -77.36% and the Direxion Daily Financial Bear 3X Shares returned -96.17%. The model indicated an expected return of -77.45% for the Direxion Daily Financial Bull 3X Shares and an expected return of -96.03% for the Direxion Daily Financial Bear 3X Shares. Factors affecting each ETF’s performance are set forth in the Management Discussion & Analysis section.

The Direxion Daily Technology Bull 3X Shares and the Direxion Daily Technology Bear 3X Shares seek to provide 300% and -300% of the daily return of the Russell 1000 Technology Index, respectively. For the period, the Target Index returned 32.62%. The Direxion Daily Technology Bull 3X Shares returned 123.80% and the Direxion Daily Technology Bear 3X Shares returned -79.05%. The model indicated an expected return of 128.14% for the Direxion Daily Technology Bull 3X Shares and an expected return of -78.95% for the Direxion Daily Technology Bear 3X Shares. Factors affecting each ETF’s performance are set forth in the Management Discussion & Analysis section.

The Direxion Daily Real Estate Bull 3X Shares and the Direxion Daily Real Estate Bear 3X Shares seek to provide 300% and -300% of the daily return of the MSCI US REIT Index, respectively. For the target index returned 0.31%. The Direxion Daily Real Estate Bull 3X Shares returned 78.71% and the Direxion Daily Real Estate Bear 3X Shares returned -64.88%. The model indicated an expected return of 74.09% for the Direxion Daily Real Estate Bull 3X Shares and an expected return of -63.28% for the Direxion Daily Real Estate Bear 3X Shares. Factors affecting each ETF’s performance are set forth in the Management Discussion & Analysis section.

The Direxion Daily 10-Year Treasury Bull 3X Shares and the Direxion Daily 10-Year Treasury Bear 3X Shares seek to provide 300% and -300% of the daily return of the NYSE Current 10-Year U.S. Treasury Index, respectively. For the period, the Target Index returned -3.20%*. The Direxion Daily 10-Year Treasury Bull 3X Shares returned -13.85% and Direxion Daily 10-Year Treasury Bear 3X Shares returned 6.72%. The model indicated an expected return of -11.45% for the Direxion Daily 10-Year Treasury Bull 3X Shares and an expected return of 5.64% for the Direxion Daily 10-Year Treasury Bear 3X Shares. Factors affecting each ETF’s performance are set forth in the Management Discussion & Analysis section.

The Direxion Daily 30-Year Treasury Bull 3X Shares and the Direxion Daily 30-Year Treasury 3X Shares seek to provide 300% and -300% of the daily return of the NYSE Current 30-Year U.S. Treasury Index, respectively. For the period, the Target Index returned -6.60%*. The Direxion Daily 30-Year Treasury Bull 3X Shares returned -28.43% and the Direxion Daily 30-Year Treasury Bear 3X Shares gained 8.15%. The model indicated an expected return of -24.60% for the Direxion Daily 30-Year Treasury Bull 3X Shares and an expected return of 5.89% for the Direxion Daily 30-Year Treasury Bear 3X Shares. Factors affecting each ETF’s performance are set forth in the Management Discussion & Analysis section.

As always, we thank you for using the Direxion Shares and we look forward to our mutual success.

Best Regards,

Daniel O’Neill President

Past performance is not indicative of future results. Recent growth rate in the stock market has helped to produce short-term returns that are not typical and may not continue in the future. Carefully consider the investment objectives, risks, and charges and expenses of the Funds before investing. This and other information can be found in the Funds’ prospectus. To obtain a prospectus, please visit www.direxionshares.com or call 1-866-476-7523.

There is no guarantee the funds will achieve their objective. Investing in index funds may be more volatile than investing in broadly diversified funds. The use of leverage by a fund means the Funds are riskier than alternatives which do not use leverage. The Funds are not designed to track the underlying index over a longer period of time.

The risks associated with the funds are detailed in the prospectus which include: adverse market condition risk, adviser’s investment strategy risk, aggressive investment techniques risk, concentration risk, counterparty risk, credit and lower quality debt securities risk, equity securities risk, currency exchange risk, daily correlation risk, daily rebalancing and market volatility risk, depository receipt risk, foreign and emerging markets securities risk, sector securities risk, interest rate risk, inverse correlation risk, leverage risk, market risk, non-diversification risk, shorting

DIREXION ANNUAL REPORT  5

risk, small and mid cap company risk, tracking error risk, and special risks of exchange-traded funds, market timing activity and high portfolio turnover risk, investing in other investment companies and ETFs risk, commodities securities risk, geographic concentration risk, valuation time risk, derivatives risk, commodity linked derivatives risk, wholly-owned subsidiary risk, tax risk, options and futures contracts risks, security selection risk, Debt Instrument Risk, Gain Limitation Risk, U.S. Government Securities Risk, and Special Risks of Exchange-Traded Funds.

The views of this letter were those of the Fund Manager as of October 31, 2009 and may not necessarily reflect his views on the date this letter is first published or anytime thereafter. These views are intended to help shareholders in understanding the Funds’ present investment methodology and do not constitute investment advice.

*	Index was created on 2/27/09

6  DIREXION ANNUAL REPORT

Management Discussion & Analysis

Investment Techniques and Policies:

Rafferty Asset Management, LLC (“Rafferty” or “Adviser”), the investment adviser to the Funds, uses a number of investment techniques in order to achieve the stated goal for each Fund. The Bull Funds magnify the returns of their respective indexes for a one-day period and the Bear Funds inversely magnify the returns of their respective indexes for a one-day period. Rafferty primarily uses statistical and quantitative analysis to determine the investments each Fund makes and the techniques it employs.

No Fund attempts, or should be expected to, provide returns which are a multiple of the return of the benchmark for periods other than a single day.

Factors Affecting Fund Performance:

•	Benchmark Performance – The daily performance of each Fund’s benchmark index, and the factors and market conditions implicitly affecting that index, are the primary factors driving Fund performance. Given the daily goals, the series of daily index returns are most important. The market conditions that affected the benchmark indexes during the past year are described below.

•	Leverage – Each Fund seeks daily investment results (before fees and expenses) of either 300% (for the Bull Funds) or -300% (for the Bear Funds) of the performance of its respective underlying index. The use of leverage magnifies a Fund’s gains or losses and increases the investment’s risk and volatility. The Bear Funds seek to achieve inverse magnified correlation to their respective underlying indexes.

•	Volatility and Compounding – The goal of leveraged ETFs is to provide a multiple of the daily returns of an underlying index. Over periods longer than a single day, a Fund should not be expected to provide 300% or -300% of the return of the underlying index. Due to the effects of compounding, a universal mathematical concept that applies to all investments, returns of the Funds over longer periods are greater or less than the Fund’s daily stated goal. Periods of high volatility that lack a clear trend hurt a Fund’s performance while trending, low volatility markets enhance a Fund’s performance. The past year saw some of the highest volatility on record.

•	Cost of Financing – In order to attain leveraged exposure, a Bull Fund incurs a cost of LIBOR plus a spread and a Bear Fund receives LIBOR minus a spread as applied to the borrowed portion of the Fund’s exposure. Because LIBOR is very low, financing costs create only a small drag on a Bull Fund’s performance while a Bear Fund receives a negligible amount, or in the case of hard-to-borrow shares, even pays to finance its short position.

•	Optimized Baskets – Each Bull Fund holds a basket of equities designed to provide returns that track its underlying index. In order to decrease transaction costs, certain Bull Funds hold only a representative sample, or optimized basket, that tracks closely over time but deviates from its underlying index in the short-term.

•	Equity Dividends and Bond Interest – Equity Bull Funds are positively impacted by equity and index dividends as the Funds receive those payments. Equity Bear Funds are negatively impacted as they are obligated to pay the dividends. Treasury Bull Funds receive interest, accrued on a daily basis, to account for the Treasury’s semi-annual coupon payments while the Treasury Bear Funds pay interest, accrued on a daily basis.

•	Fees, Expenses, and Transaction Costs – Fees and expenses are listed in each Fund’s prospectus and may be larger than many traditional index funds’ fees which causes a greater negative impact on Fund performance. Transactions costs are not included in the expense ratio of the Funds. Transaction costs can be higher due to the Fund’s use of leverage, frequent creation and redemption activity, or trading securities that are comparatively less liquid.

Market Conditions Affecting Fund Performance:

Twenty-two (22) Funds were launched during the most recent fiscal year ending October 31st, 2009. A general review of economic conditions and market events, as well as index performance, is below for the period described.

DIREXION ANNUAL REPORT  7

Economy:

A violent collapse followed by a startling reversal defined this past year’s market environment. Credit markets seized, large institutions teetered on the brink of bankruptcy, and unemployment climbed to levels not seen in decades. Fear abated, and in March, the market turned around as signs of an economic recovery made headlines. The recovery continued through the end of the fiscal year with a strong and resilient upward trend.

Twelve months ago, the United States and the rest of the world were in the midst of a global financial crisis. Domestically, the Federal Reserve, led by Ben Bernanke, cut interest rates from 5.25% to near zero between September of 2007 and December of 2008 in order to inject liquidity into the markets. Rates in the U.S. have remained at this record low throughout the most recent year. Foreign leaders also understood the magnitude of the crisis and took measures to stabilize their economies. A flight to quality pushed up prices of Treasuries creating a phenomenon where an investment in a 3-month T-Bill temporarily returned a negative yield.

Credit conditions tightened so drastically that they froze during the heart of the crisis. Conditions have thawed since then and institutions have begun lending again with much more conservative measures in place. Housing prices plummeted about 25% on average and as much as 50% in certain parts of the country. Unemployment rose to its highest levels since the 1980’s as companies were forced to cut costs and lower capacity due to decreased demand for products. These combined factors created high default rates and foreclosures on mortgages. Fannie Mae and Freddie Mac were placed into a conservatorship by the United States government to preserve the vital agencies. Companies involved in mortgage backed securities lost billions of dollars causing Lehman Brothers to go bankrupt and Merrill Lynch, a long-standing and very well-branded American firm, to sell to Bank of America. Credit default swaps brought AIG to the edge of bankruptcy while consumer credit produced devastating losses for Citigroup; both were bailed out by the United States government in two of the largest bailouts in U.S. history. Decreased demand for consumer products, especially for “big-ticket” items, caused GM to file for Chapter 11 bankruptcy and Ford to raise capital to keep the company above water.

Implementation of the TARP program, deceleration of losses, and the anticipation of a bottom culminated in a turnaround in mid-March. Fear of a global collapse subsided and the S&P 500 rallied 55% from the low on March 9th, 2009 to October 31st, 2009 along with other broad market indexes. Though the Fed has kept rates at extremely low levels, there are no signs of inflation in our near future.

The government’s record-breaking spending brought the U.S. deficit to $170 billion at the end of October causing a strong and steady 10.9% decline in the U.S. Dollar relative to a basket of other currencies. Gold proved to be a safe haven for investors during the crisis and the Dollar’s decline as it rallied 42% over the past twelve months. Crude oil climbed to $80 a barrel again as demand for the commodity was expected to return with the economic recovery.

Index Performance:

Over the fiscal year, Rafferty managed Funds of four different categories of indices — broad market, sector, international and fixed-income. Index returns are calculated for the period beginning October 31, 2008 and ending October 31, 2009 for all indexes except the NYSE Treasury indexes, which were not created until February 27th, 2009.

Domestic broad market indexes experienced negative returns until the bottom in March when broad market indexes turned around and rallied strongly through the Funds’ fiscal year end on October 31, 2009. The rally was powerful enough to overcome the downturn and produce positive returns for all broad market indexes during the period. Six of Direxion’s leveraged ETFs track broad market indexes; the index returns for the period are below. Due to the compounding associated with products which seek leveraged and inverse daily returns, the return of the Fund for the period bears little relationship to the return of the Index.

Russell 1000 Index	11.22%
Russell 2000 Index	6.46%
Russell Midcap Index	18.73%

While no sector proved safe during the financial crisis, certain sectors weathered the storm better than others and even provided respectable positive returns when looking at the fiscal year period as a whole. The Financial and Real Estate

8  DIREXION ANNUAL REPORT

sectors suffered the most during the financial crisis due to the sub-prime mortgage crisis and the credit crunch, and though both sectors rebounded impressively, their returns substantially lagged other sectors for the year ended October 31, 2009. Eight of Direxion’s leveraged ETFs track sector indexes; the index returns for the period are below. Due to the compounding associated with products which seek leveraged and inverse daily returns, the return of the Fund for the period bears little relationship to the return of the Index.

Russell 1000 Financial Services Index	-1.95%
Russell 1000 Energy Index	8.71%
Russell 1000 Technology Index	32.62%
MSCI U.S. REIT Index	0.31%

For the first part of the fiscal year, international equity markets experienced negative returns concomitantly with domestic markets, though to a lesser extent, and then rose vigorously to produce sizeable overall returns for the period. Rafferty managed four Funds benchmarked to international indexes; the returns for the benchmarks are below. Due to the compounding associated with products which seek leveraged and inverse daily returns, the return of the Fund for the period bears little relationship to the return of the Index.

iShares MSCI Emerging Markets Index Fund	50.65%
iShares MSCI EAFE Index Fund	23.52%

Prices of long-term Treasuries sank during the summer months due to a decreased demand for government debt and a weakening U.S. Dollar. As fear in the markets eased, investors fled the security of U.S. Treasuries and sought riskier assets in search of returns and as a result, prices of Treasuries dropped. The U.S. Dollar also steadily lost value relative to other major currencies lessening demand for dollar-denominated debt. Rafferty managed four Funds benchmarked to fixed-income indexes; the index returns for the period are below. Due to the compounding associated with products which seek leveraged and inverse daily returns, the return of the Fund for the period bears little relationship to the return of the Index.

NYSE Current 10-Year U.S. Treasury Index*	-1.17%
NYSE Current 30-Year U.S. Treasury Index*	-6.20%

*	Index was created on 2/27/09.

Index Volatility:

Market volatility reached extraordinary levels that U.S. equity markets have not seen since the crash of 1987 or perhaps the Great Depression of the early 1930’s. The VIX, a measure of market volatility, spiked to 80.86, its highest level on record, in November of 2008. Higher volatility negatively impacts a Fund’s performance as described in the previous section. The volatility of each Index used as a benchmark for Direxion’s Funds is below:

	One Year	Annualized
Benchmark	Return	Volatility

Russell 1000 Index	11.2%	36.4%
Russell 2000 Index	6.5%	46.0%
Russell Midcap Index	18.7%	41.5%
Russell 1000 Financial Services Index	-1.9%	71.1%
Russell 1000 Technology Index	32.6%	36.2%
Russell 1000 Energy Index	8.7%	46.1%
iShares MSCI Emerging Market Index Fund	51.1%	54.7%
iShares MSCI EAFE Index Fund	23.7%	40.3%
MSCI US REIT Index	0.3%	87.5%
NYSE Current 10-Year Treasury Index	-1.2%	11.7%
NYSE Current 30-Year Treasury Index	-6.2%	21.5%

Rafferty does not invest the assets of the Funds based on its view of the investment merit of a particular security, instrument or company. In addition, each Fund pursues its investment objective regardless of market conditions and does not take defensive positions.

DIREXION ANNUAL REPORT  9

Direxion Daily Large Cap Bull 3X Shares
November 5, 2008 - October 31, 2009

Since Inception at Net Asset Value

Average Annual Total Return[1]
Since Inception (November 5, 2008)
Direxion Daily Large Cap Bull 3X Shares	(20.35)% (NAV)/(20.63)% (Market Price)
Russell 1000 Index	7.24%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.00%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the funds for other expense through March 1st, 2010 to the extent the Net Annual Operating Expenses exceed .95%. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

Russell 1000 Index measures the large cap segment of the US equity universe. It consists of the largest 1,000 securities in the Russell 3000 Index based on market cap. The performance of the Russell 1000 Index does not reflect the deduction of fees associated with the fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

%
Investment Type	Net Assets

Swap Contracts	220%
Equities	80%

Total Exposure	300%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	As of October 31, 2009.

10  DIREXION ANNUAL REPORT

Direxion Daily Large Cap Bear 3X Shares
November 5, 2008 - October 31, 2009

Since Inception at Net Asset Value

Average Annual Total Return[1]
Since Inception (November 5, 2008)
Direxion Daily Large Cap Bear 3X Shares	(62.87)% (NAV)/(62.87)% (Market Price)
Russell 1000 Index	7.24%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.02%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the funds for other expense through March 1st, 2010 to the extent the Net Annual Operating Expenses exceed .95%. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

Russell 1000 Index measures the large cap segment of the US equity universe. It consists of the largest 1,000 securities in the Russell 3000 Index based on market cap. The performance of the Russell 1000 Index does not reflect the deduction of fees associated with the fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

%
Investment Type	Net Assets

Swap Contracts	(300)%

Total Exposure	(300)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	As of October 31, 2009.

DIREXION ANNUAL REPORT  11

Direxion Daily Mid Cap Bull 3X Shares
January 8, 2009 - October 31, 2009

Since Inception at Net Asset Value

Average Annual Total Return[1]
Since Inception (January 8, 2009)
Direxion Daily Mid Cap Bull 3X Shares	40.65% (NAV)/40.66% (Market Price)
Russell Midcap Index	24.36%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.02%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the funds for other expense through March 1st, 2010 to the extent the Net Annual Operating Expenses exceed .95%. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The performance of the Russell Midcap Index does not reflect the deduction of fees associated with the fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

%
Investment Type	Net Assets

Swap Contracts	220%
Equities	80%

Total Exposure	300%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	As of October 31, 2009.

12  DIREXION ANNUAL REPORT

Direxion Daily Mid Cap Bear 3X Shares
January 8, 2009 - October 31, 2009

Since Inception at Net Asset Value

Average Annual Total Return[1]
Since Inception (January 8, 2009)
Direxion Daily Mid Cap Bear 3X Shares	(71.23)% (NAV)/(71.07)% (Market Price)
Russell Midcap Index	24.36%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.05%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the funds for other expense through March 1st, 2010 to the extent the Net Annual Operating Expenses exceed .95%. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The performance of the Russell Midcap Index does not reflect the deduction of fees associated with the fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

%
Investment Type	Net Assets

Swap Contracts	(300)%

Total Exposure	(300)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	As of October 31, 2009.

DIREXION ANNUAL REPORT  13

Direxion Daily Small Cap Bull 3X Shares
November 5, 2008 - October 31, 2009

Since Inception at Net Asset Value

Average Annual Total Return[1]
Since Inception (November 5, 2008)
Direxion Daily Small Cap Bull 3X Shares	(39.50)% (NAV)/(39.53)% (Market Price)
Russell 2000 Index	4.80%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.01%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the funds for other expense through March 1st, 2010 to the extent the Net Annual Operating Expenses exceed .95%. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

Russell 2000 Index measures the small cap segment of the US equity universe and includes the smallest 2,000 securities in the Russell 3000 Index based on market cap. The performance of the Russell 2000 Index does not reflect the deduction of fees associated with the fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

%
Investment Type	Net Assets

Swap Contracts	220%
Equities	80%

Total Exposure	300%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	As of October 31, 2009.

14  DIREXION ANNUAL REPORT

Direxion Daily Small Cap Bear 3X Shares
November 5, 2008 - October 31, 2009

Since Inception at Net Asset Value

Average Annual Total Return[1]
Since Inception (November 5, 2008)
Direxion Daily Small Cap Bear 3X Shares	(76.18)% (NAV)/(76.20)% (Market Price)
Russell 2000 Index	4.80%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is 1.02%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the funds for other expense through March 1st, 2010 to the extent the Net Annual Operating Expenses exceed .95%. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

Russell 2000 Index measures the small cap segment of the US equity universe and includes the smallest 2,000 securities in the Russell 3000 Index based on market cap. The performance of the Russell 2000 Index does not reflect the deduction of fees associated with the fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

%
Investment Type	Net Assets

Swap Contracts	(300)%

Total Exposure	(300)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	As of October 31, 2009.

DIREXION ANNUAL REPORT  15

Direxion Daily Developed Markets Bull 3X Shares
December 17, 2008 - October 31, 2009

Since Inception at Net Asset Value

Average Annual Total Return[1]
Since Inception (December 17, 2008)
Direxion Daily Developed Markets Bull 3X Shares	27.15% (NAV)/28.83% (Market Price)
MSCI EAFE Index	20.65%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is .96%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the funds for other expense through March 1st, 2010 to the extent the Net Annual Operating Expenses exceed .95%. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The performance of the MSCI EAFE Index does not reflect the deduction of fees associated with the fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

%
Investment Type	Net Assets

Swap Contracts	220%
Equities	80%

Total Exposure	300%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	As of October 31, 2009.

16  DIREXION ANNUAL REPORT

Direxion Daily Developed Markets Bear 3X Shares
December 17, 2008 - October 31, 2009

Since Inception at Net Asset Value

Average Annual Total Return[1]
Since Inception (December 17, 2008)
Direxion Daily Developed Markets Bear 3X Shares	(69.57)% (NAV)/(69.67)% (Market Price)
MSCI EAFE Index	20.65%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is .96%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the funds for other expense through March 1st, 2010 to the extent the Net Annual Operating Expenses exceed .95%. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The performance of the MSCI EAFE Index does not reflect the deduction of fees associated with the fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

%
Investment Type	Net Assets

Swap Contracts	(300)%

Total Exposure	(300)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	As of October 31, 2009.

DIREXION ANNUAL REPORT  17

Direxion Daily Emerging Markets Bull 3X Shares
December 17, 2008 - October 31, 2009

Since Inception at Net Asset Value

Average Annual Total Return[1]
Since Inception (December 17, 2008)
Direxion Daily Emerging Markets Bull 3X Shares	97.28% (NAV)/97.73% (Market Price)
MSCI Emerging Markets Index	45.46%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is .94%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the funds for other expense through March 1st, 2010 to the extent the Net Annual Operating Expenses exceed .95%. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The MSCI Emerging Markets IndexSM is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The performance of the MSCI Emerging Markets Index does not reflect the deduction of fees associated with the fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

%
Investment Type	Net Assets

Swap Contracts	220%
Equities	80%

Total Exposure	300%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	As of October 31, 2009.

18  DIREXION ANNUAL REPORT

Direxion Daily Emerging Markets Bear 3X Shares
December 17, 2008 - October 31, 2009

Since Inception at Net Asset Value

Average Annual Total Return[1]
Since Inception (December 17, 2008)
Direxion Daily Emerging Markets Bear 3X Shares	(87.78)% (NAV)/(87.82)% (Market Price)
MSCI Emerging Markets Index	45.46%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is .96%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the funds for other expense through March 1st, 2010 to the extent the Net Annual Operating Expenses exceed .95%. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The MSCI Emerging Markets IndexSM is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The performance of the MSCI Emerging Markets Index does not reflect the deduction of fees associated with the fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

%
Investment Type	Net Assets

Swap Contracts	(300)%

Total Exposure	(300)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	As of October 31, 2009.

DIREXION ANNUAL REPORT  19

Direxion Daily Energy Bull 3X Shares
November 6, 2008 - October 31, 2009

Since Inception at Net Asset Value

Average Annual Total Return[1]
Since Inception (November 6, 2008)

Direxion Daily Energy Bull 3X Shares	(29.75)% (NAV)/(29.79)% (Market Price)
Russell 1000 Energy Index	4.36%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is .96%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the funds for other expense through March 1st, 2010 to the extent the Net Annual Operating Expenses exceed .95%. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

Russell 1000 Energy Index measures the performance of all energy related securities in the Russell 1000 Index. The performance of the Russell 1000 Energy Index does not reflect the deduction of fees associated with the fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

%
Investment Type	Net Assets

Swap Contracts	220%
Equities	80%

Total Exposure	300%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	As of October 31, 2009.

20  DIREXION ANNUAL REPORT

Direxion Daily Energy Bear 3X Shares
November 6, 2008 - October 31, 2009

Since Inception at Net Asset Value

Average Annual Total Return[1]
Since Inception (November 6, 2008)
Direxion Daily Energy Bear 3X Shares	(78.95)% (NAV)/(78.87)% (Market Price)
Russell 1000 Energy Index	4.36%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is .96%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the funds for other expense through March 1st, 2010 to the extent the Net Annual Operating Expenses exceed .95%. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

Russell 1000 Energy Index – measures the performance of all energy related securities in the Russell 1000 Index. The performance of the Russell 1000 Energy Index does not reflect the deduction of fees associated with the fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

%
Investment Type	Net Assets

Swap Contracts	(300)%

Total Exposure	(300)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	As of October 31, 2009.

DIREXION ANNUAL REPORT  21

Direxion Daily Financial Bull 3X Shares
November 6, 2008 - October 31, 2009

Since Inception at Net Asset Value

Average Annual Total Return[1]
Since Inception (November 6, 2008)
Direxion Daily Financial Bull 3X Shares	(77.36)% (NAV)/(77.31)% (Market Price)
Russell 1000 Financial Services Index	(6.75)%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is .94%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the funds for other expense through March 1st, 2010 to the extent the Net Annual Operating Expenses exceed .95%. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

Russell 1000 Financial Services Index measures the performance of all financial services related securities in the Russell 1000 Index. The performance of the Russell 1000 Financial Services Index does not reflect the deduction of fees associated with the fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

%
Investment Type	Net Assets

Swap Contracts	220%
Equities	80%

Total Exposure	300%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	As of October 31, 2009.

22  DIREXION ANNUAL REPORT

Direxion Daily Financial Bear 3X Shares
November 6, 2008 - October 31, 2009

Since Inception at Net Asset Value

Average Annual Total Return[1]
Since Inception (November 6, 2008)
Direxion Daily Financial Bear 3X Shares	(96.17)% (NAV)/(96.18)% (Market Price)
Russell 1000 Financial Services Index	(6.75)%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is .94%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the funds for other expense through March 1st, 2010 to the extent the Net Annual Operating Expenses exceed .95%. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

Russell 1000 Financial Services Index measures the performance of all financial services related to securities in the Russell 1000 Index. The performance of the Russell 1000 Financial Services Index does not reflect the deduction of fees associated with the fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

%
Investment Type	Net Assets

Swap Contracts	(300)%

Total Exposure	(300)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	As of October 31, 2009.

DIREXION ANNUAL REPORT  23

Direxion Daily Technology Bull 3X Shares
December 17, 2008 - October 31, 2009

Since Inception at Net Asset Value

Average Annual Total Return[1]
Since Inception (December 17, 2008)
Direxion Daily Technology Bull 3X Shares	123.80% (NAV)/123.29% (Market Price)
Russell 1000 Technology Index	42.71%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is .94%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the funds for other expense through March 1st, 2010 to the extent the Net Annual Operating Expenses exceed .95%. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The Russell 1000 Technology Index is a capitalization weighted index of companies that serve the electronics and computer industries or that manufacture products based on the latest applied science. The performance of the Russell 1000 Technology Index does not reflect the deduction of fees associated with the fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

%
Investment Type	Net Assets

Swap Contracts	220%
Equities	80%

Total Exposure	300%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	As of October 31, 2009.

24  DIREXION ANNUAL REPORT

Direxion Daily Technology Bear 3X Shares
December 17, 2008 - October 31, 2009

Since Inception at Net Asset Value

Average Annual Total Return[1]
Since Inception (December 17, 2008)
Direxion Daily Technology Bear 3X Shares	(79.05)% (NAV)/(79.05)% (Market Price)
Russell 1000 Technology Index	42.71%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is .96%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the funds for other expense through March 1st, 2010 to the extent the Net Annual Operating Expenses exceed .95%. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The Russell 1000 Technology Index is a capitalization weighted index of companies that serve the electronics and computer industries or that manufacture products based on the latest applied science. The performance of the Russell 1000 Technology Index does not reflect the deduction of fees associated with the fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

%
Investment Type	Net Assets

Swap Contracts	(300)%

Total Exposure	(300)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	As of October 31, 2009.

DIREXION ANNUAL REPORT  25

Direxion Daily Real Estate Bull 3X Shares
July 16, 2009 - October 31, 2009

Since Inception at Net Asset Value

Average Annual Total Return[1]
Since Inception (July 16, 2009)
Direxion Daily Real Estate Bull 3X Shares	78.71% (NAV)/78.59% (Market Price)
MSCI U.S. REIT Index	27.88%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is .96%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the funds for other expense through March 1st, 2010 to the extent the Net Annual Operating Expenses exceed .95%. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The Real Estate Index is a free float market capitalization weighted index that is comprised of Equity REIT securities that belong to the MSCI US Investable Market 2500 Index. The performance of the MSCI US REIT Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

%
Investment Type	Net Assets

Swap Contracts	220%
Equities	80%

Total Exposure	300%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	As of October 31, 2009.

26  DIREXION ANNUAL REPORT

Direxion Daily Real Estate Bear 3X Shares
July 16, 2009 - October 31, 2009

Since Inception at Net Asset Value

Average Annual Total Return[1]
Since Inception (July 16, 2009)
Direxion Daily Real Estate Bear 3X Shares	(64.88)% (NAV)/(64.70)% (Market Price)
MSCI U.S. REIT Index	27.88%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is .96%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the funds for other expense through March 1st, 2010 to the extent the Net Annual Operating Expenses exceed .95%. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The Real Estate Index is a free float market capitalization weighted index that is comprised of Equity REIT securities that belong to the MSCI US Investable Market 2500 Index. The performance of the MSCI US REIT Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

%
Investment Type	Net Assets

Swap Contracts	(300)%

Total Exposure	(300)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	As of October 31, 2009.

DIREXION ANNUAL REPORT  27

Direxion Daily 10-Year Treasury Bull 3X Shares
April 16, 2009 - October 31, 2009

Since Inception at Net Asset Value

Average Annual Total Return[1]
Since Inception (April 16, 2009)
Direxion Daily 10-Year Treasury Bull 3X Shares	(13.85)% (NAV)/(14.21)% (Market Price)
NYSE Current 10-Year U.S. Treasury Index	(3.70)%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is .97%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the funds for other expense through March 1st, 2010 to the extent the Net Annual Operating Expenses exceed .95%. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The NYSE Current 10 Year U.S. Treasury Index is a one-security index comprised of the most recently issued 10-Year Treasury Note. The performance of the NYSE Current 10-Year U.S. Treasury Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

%
Investment Type	Net Assets

Swap Contracts	220%
Equities	80%

Total Exposure	300%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	As of October 31, 2009.

28  DIREXION ANNUAL REPORT

Direxion Daily 10-Year Treasury Bear 3X Shares
April 16, 2009 - October 31, 2009

Since Inception at Net Asset Value

Average Annual Total Return[1]
Since Inception (April 16, 2009)
Direxion Daily 10-Year Treasury Bear 3X Shares	6.72% (NAV)/7.00% (Market Price)
NYSE Current 10-Year U.S. Treasury Index	(3.70)%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is .97%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the funds for other expense through March 1st, 2010 to the extent the Net Annual Operating Expenses exceed .95%. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The NYSE Current 10 Year U.S. Treasury Index is a one-security index comprised of the most recently issued 10-Year Treasury Note. The performance of the NYSE Current 10-Year U.S. Treasury Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

%
Investment Type	Net Assets

Swap Contracts	(300)%

Total Exposure	(300)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	As of October 31, 2009.

DIREXION ANNUAL REPORT  29

Direxion Daily 30-Year Treasury Bull 3X Shares
April 16, 2009 - October 31, 2009

Since Inception at Net Asset Value

Average Annual Total Return[1]
Since Inception (April 16, 2009)
Direxion Daily 30-Year Treasury Bull 3X Shares	(28.43)% (NAV)/(28.49)% (Market Price)
NYSE Current 30-Year U.S. Treasury Index	(7.62)%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is .97%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the funds for other expense through March 1st, 2010 to the extent the Net Annual Operating Expenses exceed .95%. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The NYSE Current 30 Year U.S. Treasury Index is a one-security index comprised of the most recently issued 30-Year Bond. The performance of the NYSE Current 30-Year U.S. Treasury Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

%
Investment Type	Net Assets

Swap Contracts	220%
Equities	80%

Total Exposure	300%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	As of October 31, 2009.

30  DIREXION ANNUAL REPORT

Direxion Daily 30-Year Treasury Bear 3X Shares
April 16, 2009 - October 31, 2009

Since Inception at Net Asset Value

Average Annual Total Return[1]
Since Inception (April 16, 2009)
Direxion Daily 30-Year Treasury Bear 3X Shares	8.15% (NAV)/8.19% (Market Price)
NYSE Current 30-Year U.S. Treasury Index	(7.62)%

The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance quoted. Returns for performance under one year are cumulative, not annualized. As stated in the current prospectus, the Fund’s total annual operating expense ratio (gross) is .97%. Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the funds for other expense through March 1st, 2010 to the extent the Net Annual Operating Expenses exceed .95%. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.direxionshares.com.

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 300% or -300%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. Shares of DirexionShares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

The NYSE Current 30 Year U.S. Treasury Index is a one-security index comprised of the most recently issued 30-Year Bond. The performance of the NYSE Current 30-Year U.S. Treasury Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Market Exposure

%
Investment Type	Net Assets

Swap Contracts	(300)%

Total Exposure	(300)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	As of October 31, 2009.

DIREXION ANNUAL REPORT  31

Expense Examples
October 31, 2009 (Unaudited)

As a shareholder of the Direxion Shares ETF Trust, you incur two types of costs: (1) transaction costs, for purchasing and selling shares and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2009 to October 31, 2009).

Actual expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

32  DIREXION ANNUAL REPORT

Expense Examples
October 31, 2009 (Unaudited)

	Annualized		Ending	Expenses
	Expense	Beginning	Account Value	Paid During
	Ratios	Account Value	(October 31, 2009)	Period

Direxion Daily Large Cap Bull 3X Shares
Based on actual fund return	0.95%	$1,000.00	$1,595.30	$6.21
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Direxion Daily Large Cap Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	500.60	3.59
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Direxion Daily Mid Cap Bull 3X Shares
Based on actual fund return	0.95%	1,000.00	1,570.50	6.16
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Direxion Daily Mid Cap Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	462.90	3.50
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Direxion Daily Small Cap Bull 3X Shares
Based on actual fund return	0.95%	1,000.00	1,404.20	5.76
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Direxion Daily Small Cap Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	487.40	3.56
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Direxion Daily Developed Markets Bull 3X Shares
Based on actual fund return	0.95%	1,000.00	1,926.40	7.01
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Direxion Daily Developed Markets Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	371.70	3.28
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Direxion Daily Emerging Markets Bull 3X Shares
Based on actual fund return	0.95%	1,000.00	1,960.80	7.09
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Direxion Daily Emerging Markets Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	307.60	3.13
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Direxion Daily Energy Bull 3X Shares
Based on actual fund return	0.95%	1,000.00	1,579.70	6.18
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Direxion Daily Energy Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	425.80	3.41
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Direxion Daily Financial Bull 3X Shares
Based on actual fund return	0.95%	1,000.00	1,649.10	6.34
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Direxion Daily Financial Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	277.60	3.06
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Direxion Daily Technology Bull 3X Shares
Based on actual fund return	0.95%	1,000.00	1,786.20	6.67
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Direxion Daily Technology Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	454.10	3.48
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Direxion Daily Real Estate Bull 3X Shares*
Based on actual fund return	0.95%	1,000.00	1,787.10	3.92
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Direxion Daily Real Estate Bear 3X Shares*
Based on actual fund return	0.95%	1,000.00	351.20	1.90
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Direxion Daily 10-Year Treasury Bull 3X Shares
Based on actual fund return	0.95%	1,000.00	939.70	4.64
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84

DIREXION ANNUAL REPORT  33

Expense Examples
October 31, 2009 (Unaudited)

	Annualized		Ending	Expenses
	Expense	Beginning	Account Value	Paid During
	Ratios	Account Value	(October 31, 2009)	Period

Direxion Daily 10-Year Treasury Bear 3X Shares
Based on actual fund return	0.95%	$1,000.00	$984.30	$4.75
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Direxion Daily 30-Year Treasury Bull 3X Shares
Based on actual fund return	0.95%	1,000.00	877.80	4.50
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84
Direxion Daily 30-Year Treasury Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	898.30	4.55
Based on hypothetical 5% return	0.95%	1,000.00	1,020.42	4.84

*	The Fund commenced operations on July 16, 2009. Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 108 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one half year period).

34  DIREXION ANNUAL REPORT

Premium/Discount Summary Table
(Unaudited)

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Closing Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds. The information show for each Fund is for the period from the inception date of such Fund through October 31, 2009.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

Direxion Daily Large Cap Bull 3X Shares

	Days Closing		Days Closing
	Below NAV		Above NAV
	Number	% of	Number	% of
Premium/Discount Range	of Days	Total Days	of Days	Total Days

0.00% - 0.249%	84	33.73%	43	17.27%
0.25% - 0.499%	53	21.29%	17	6.83%
0.50% - 0.749%	18	7.23%	5	2.01%
0.75% - 0.999%	10	4.02%	9	3.61%
1.00% or more	7	2.81%	3	1.20%

Direxion Daily Mid Cap Bull 3X Shares

	Days Closing		Days Closing
	Below NAV		Above NAV
	Number	% of	Number	% of
Premium/Discount Range	of Days	Total Days	of Days	Total Days

0.00% - 0.249%	95	46.12%	34	16.50%
0.25% - 0.499%	42	20.39%	12	5.83%
0.50% - 0.749%	6	2.91%	2	0.97%
0.75% - 0.999%	4	1.94%	2	0.97%
1.00% or more	6	2.91%	3	1.46%

Direxion Daily Large Cap Bear 3X Shares

	Days Closing		Days Closing
	Below NAV		Above NAV
	Number	% of	Number	% of
Premium/Discount Range	of Days	Total Days	of Days	Total Days

0.00% - 0.249%	72	28.92%	77	30.92%
0.25% - 0.499%	17	6.83%	36	14.46%
0.50% - 0.749%	14	5.62%	11	4.42%
0.75% - 0.999%	8	3.21%	3	1.20%
1.00% or more	6	2.41%	5	2.01%

Direxion Daily Mid Cap Bear 3X Shares

	Days Closing		Days Closing
	Below NAV		Above NAV
	Number	% of	Number	% of
Premium/Discount Range	of Days	Total Days	of Days	Total Days

0.00% - 0.249%	42	20.39%	71	34.47%
0.25% - 0.499%	14	6.80%	44	21.36%
0.50% - 0.749%	8	3.88%	19	9.22%
0.75% - 0.999%	0	0.00%	3	1.46%
1.00% or more	3	1.45%	2	0.97%

DIREXION ANNUAL REPORT  35

Premium/Discount Summary Table
(Unaudited)

Direxion Daily Small Cap Bull 3X Shares

	Days Closing		Days Closing
	Below NAV		Above NAV
	Number	% of	Number	% of
Premium/Discount Range	of Days	Total Days	of Days	Total Days

0.00% - 0.249%	44	17.67%	32	12.85%
0.25% - 0.499%	40	16.06%	16	6.43%
0.50% - 0.749%	24	9.64%	21	8.43%
0.75% - 0.999%	19	7.63%	13	5.22%
1.00% or more	29	11.65%	11	4.42%

Direxion Daily Small Cap Bear 3X Shares

	Days Closing		Days Closing
	Below NAV		Above NAV
	Number	% of	Number	% of
Premium/Discount Range	of Days	Total Days	of Days	Total Days

0.00% - 0.249%	45	18.07%	38	15.26%
0.25% - 0.499%	26	10.44%	43	17.27%
0.50% - 0.749%	17	6.83%	18	7.23%
0.75% - 0.999%	14	5.62%	11	4.42%
1.00% or more	11	4.42%	26	10.44%

Direxion Daily Developed Markets Bull 3X Shares

	Days Closing		Days Closing
	Below NAV		Above NAV
	Number	% of	Number	% of
Premium/Discount Range	of Days	Total Days	of Days	Total Days

0.00% - 0.249%	47	21.36%	43	19.55%
0.25% - 0.499%	39	17.73%	23	10.45%
0.50% - 0.749%	16	7.27%	9	4.09%
0.75% - 0.999%	10	4.55%	4	1.82%
1.00% or more	16	7.27%	13	5.91%

Direxion Daily Developed Markets Bear 3X Shares

	Days Closing		Days Closing
	Below NAV		Above NAV
	Number	% of	Number	% of
Premium/Discount Range	of Days	Total Days	of Days	Total Days

0.00% - 0.249%	62	28.18%	45	20.46%
0.25% - 0.499%	31	14.09%	38	17.27%
0.50% - 0.749%	8	3.64%	12	5.45%
0.75% - 0.999%	6	2.73%	5	2.27%
1.00% or more	6	2.73%	7	3.18%

Direxion Daily Emerging Markets Bull 3X Shares

	Days Closing		Days Closing
	Below NAV		Above NAV
	Number	% of	Number	% of
Premium/Discount Range	of Days	Total Days	of Days	Total Days

0.00% - 0.249%	63	28.63%	41	18.64%
0.25% - 0.499%	46	20.91%	19	8.64%
0.50% - 0.749%	17	7.73%	12	5.45%
0.75% - 0.999%	7	3.18%	1	0.45%
1.00% or more	6	2.73%	8	3.64%

Direxion Daily Emerging Markets Bear 3X Shares

	Days Closing		Days Closing
	Below NAV		Above NAV
	Number	% of	Number	% of
Premium/Discount Range	of Days	Total Days	of Days	Total Days

0.00% - 0.249%	59	26.82%	35	15.91%
0.25% - 0.499%	42	19.09%	36	16.37%
0.50% - 0.749%	19	8.64%	11	5.00%
0.75% - 0.999%	1	0.45%	5	2.27%
1.00% or more	7	3.18%	5	2.27%

Direxion Daily Energy Bull 3X Shares

	Days Closing		Days Closing
	Below NAV		Above NAV
	Number	% of	Number	% of
Premium/Discount Range	of Days	Total Days	of Days	Total Days

0.00% - 0.249%	66	26.61%	43	17.34%
0.25% - 0.499%	64	25.81%	21	8.47%
0.50% - 0.749%	15	6.05%	12	4.84%
0.75% - 0.999%	6	2.42%	4	1.61%
1.00% or more	9	3.63%	8	3.22%

Direxion Daily Energy Bear 3X Shares

	Days Closing		Days Closing
	Below NAV		Above NAV
	Number	% of	Number	% of
Premium/Discount Range	of Days	Total Days	of Days	Total Days

0.00% - 0.249%	55	22.18%	43	17.34%
0.25% - 0.499%	34	13.71%	51	20.56%
0.50% - 0.749%	15	6.05%	18	7.26%
0.75% - 0.999%	2	0.81%	13	5.24%
1.00% or more	7	2.82%	10	4.03%

36  DIREXION ANNUAL REPORT

Premium/Discount Summary Table
(Unaudited)

Direxion Daily Financial Bull 3X Shares

	Days Closing		Days Closing
	Below NAV		Above NAV
	Number	% of	Number	% of
Premium/Discount Range	of Days	Total Days	of Days	Total Days

0.00% - 0.249%	59	23.79%	24	9.68%
0.25% - 0.499%	25	10.08%	19	7.66%
0.50% - 0.749%	22	8.87%	12	4.84%
0.75% - 0.999%	8	3.23%	9	3.63%
1.00% or more	44	17.74%	26	10.48%

Direxion Daily Financial Bear 3X Shares

	Days Closing		Days Closing
	Below NAV		Above NAV
	Number	% of	Number	% of
Premium/Discount Range	of Days	Total Days	of Days	Total Days

0.00% - 0.249%	47	18.95%	43	17.34%
0.25% - 0.499%	21	8.47%	26	10.48%
0.50% - 0.749%	18	7.26%	10	4.03%
0.75% - 0.999%	14	5.64%	6	2.42%
1.00% or more	30	12.10%	33	13.31%

Direxion Daily Technology Bull 3X Shares

	Days Closing		Days Closing
	Below NAV		Above NAV
	Number	% of	Number	% of
Premium/Discount Range	of Days	Total Days	of Days	Total Days

0.00% - 0.249%	77	35.00%	45	20.46%
0.25% - 0.499%	42	19.09%	18	8.18%
0.50% - 0.749%	18	8.18%	6	2.73%
0.75% - 0.999%	6	2.73%	1	0.45%
1.00% or more	3	1.36%	4	1.82%

Direxion Daily Technology Bear 3X Shares

	Days Closing		Days Closing
	Below NAV		Above NAV
	Number	% of	Number	% of
Premium/Discount Range	of Days	Total Days	of Days	Total Days

0.00% - 0.249%	71	32.27%	50	22.73%
0.25% - 0.499%	23	10.46%	35	15.91%
0.50% - 0.749%	7	3.18%	20	9.09%
0.75% - 0.999%	4	1.82%	6	2.73%
1.00% or more	1	0.45%	3	1.36%

Direxion Daily Real Estate Bull 3X Shares

	Days Closing		Days Closing
	Below NAV		Above NAV
	Number	% of	Number	% of
Premium/Discount Range	of Days	Total Days	of Days	Total Days

0.00% - 0.249%	27	35.53%	11	14.47%
0.25% - 0.499%	18	23.68%	11	14.47%
0.50% - 0.749%	3	3.95%	2	2.63%
0.75% - 0.999%	1	1.32%	2	2.63%
1.00% or more	1	1.32%	0	0.00%

Direxion Daily Real Estate Bear 3X Shares

	Days Closing		Days Closing
	Below NAV		Above NAV
	Number	% of	Number	% of
Premium/Discount Range	of Days	Total Days	of Days	Total Days

0.00% - 0.249%	17	22.37%	23	30.27%
0.25% - 0.499%	14	18.42%	11	14.47%
0.50% - 0.749%	2	2.63%	9	11.84%
0.75% - 0.999%	0	0.00%	0	0.00%
1.00% or more	0	0.00%	0	0.00%

Direxion Daily 10-Year Treasury Bull 3X Shares

	Days Closing		Days Closing
	Below NAV		Above NAV
	Number	% of	Number	% of
Premium/Discount Range	of Days	Total Days	of Days	Total Days

0.00% - 0.249%	55	39.57%	59	42.44%
0.25% - 0.499%	5	3.60%	9	6.47%
0.50% - 0.749%	2	1.44%	0	0.00%
0.75% - 0.999%	1	0.72%	4	2.88%
1.00% or more	1	0.72%	3	2.16%

Direxion Daily 10-Year Treasury Bear 3X Shares

	Days Closing		Days Closing
	Below NAV		Above NAV
	Number	% of	Number	% of
Premium/Discount Range	of Days	Total Days	of Days	Total Days

0.00% - 0.249%	46	33.09%	69	49.64%
0.25% - 0.499%	3	2.16%	14	10.07%
0.50% - 0.749%	3	2.16%	0	0.00%
0.75% - 0.999%	1	0.72%	3	2.16%
1.00% or more	0	0.00%	0	0.00%

DIREXION ANNUAL REPORT  37

Premium/Discount Summary Table
(Unaudited)

Direxion Daily 30-Year Treasury Bull 3X Shares

	Days Closing		Days Closing
	Below NAV		Above NAV
	Number	% of	Number	% of
Premium/Discount Range	of Days	Total Days	of Days	Total Days

0.00% - 0.249%	49	35.25%	51	36.69%
0.25% - 0.499%	11	7.91%	15	10.79%
0.50% - 0.749%	4	2.88%	4	2.88%
0.75% - 0.999%	0	0.00%	4	2.88%
1.00% or more	1	0.72%	0	0.00%

Direxion Daily 30-Year Treasury Bear 3X Shares

	Days Closing		Days Closing
	Below NAV		Above NAV
	Number	% of	Number	% of
Premium/Discount Range	of Days	Total Days	of Days	Total Days

0.00% - 0.249%	44	31.65%	55	39.57%
0.25% - 0.499%	8	5.76%	27	19.42%
0.50% - 0.749%	1	0.72%	2	1.44%
0.75% - 0.999%	0	0.00%	1	0.72%
1.00% or more	1	0.72%	0	0.00%

38  DIREXION ANNUAL REPORT

Allocation of Portfolio Holdings
October 31, 2009 (Unaudited)

		Common	U.S. Treasury
	Cash*	Stocks	Obligations	Swaps	Total

Direxion Daily Large Cap Bull 3X Shares	20%	78%	—	2%	100%
Direxion Daily Large Cap Bear 3X Shares	109%	—	—	(9)%	100%
Direxion Daily Mid Cap Bull 3X Shares	13%	87%	—	0%**	100%
Direxion Daily Mid Cap Bear 3X Shares	98%	—	—	2%	100%
Direxion Daily Small Cap Bull 3X Shares	29%	80%	—	(9)%	100%
Direxion Daily Small Cap Bear 3X Shares	91%	—	—	9%	100%
Direxion Daily Developed Markets Bull 3X Shares	14%	83%	—	3%	100%
Direxion Daily Developed Markets Bear 3X Shares	96%	—	—	4%	100%
Direxion Daily Emerging Markets Bull 3X Shares	28%	78%	—	(6)%	100%
Direxion Daily Emerging Markets Bear 3X Shares	97%	—	—	3%	100%
Direxion Daily Energy Bull 3X Shares	19%	81%	—	0%**	100%
Direxion Daily Energy Bear 3X Shares	100%	—	—	0%**	100%
Direxion Daily Financial Bull 3X Shares	30%	77%	—	(7)%	100%
Direxion Daily Financial Bear 3X Shares	93%	—	—	7%	100%
Direxion Daily Technology Bull 3X Shares	27%	71%	—	2%	100%
Direxion Daily Technology Bear 3X Shares	111%	—	—	(11)%	100%
Direxion Daily Real Estate Bull 3X Shares	24%	82%	—	(6)%	100%
Direxion Daily Real Estate Bear 3X Shares	93%	—	—	7%	100%
Direxion Daily 10-Year Treasury Bull 3X Shares	9%	—	89%	2%	100%
Direxion Daily 10-Year Treasury Bear 3X Shares	103%	—	—	(3)%	100%
Direxion Daily 30-Year Treasury Bull 3X Shares	11%	—	90%	(1)%	100%
Direxion Daily 30-Year Treasury Bear 3X Shares	102%	—	—	(2)%	100%

*	Cash, cash equivalents and other assets less liabilities
**	Percentage is less than 0.5%

DIREXION ANNUAL REPORT  39

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
October 31, 2009

Shares		Value

COMMON STOCK - 78.2%
Aerospace & Defense - 2.1%
18,518	Boeing Co.	$885,159
11,874	General Dynamics Corp.	744,499
10,221	Honeywell International, Inc.	366,832
2,501	ITT Corp.	126,801
1,602	L-3 Communications Holdings, Inc.	115,809
6,176	Lockheed Martin Corp.	424,847
4,445	Northrop Grumman Corp.	222,828
1,925	Precision Castparts Corp.	183,895
5,413	Raytheon Co.	245,101
11,490	United Technologies Corp.	706,061

		4,021,832

Air Freight & Logistics - 0.5%
2,328	C.H. Robinson Worldwide, Inc.	128,296
2,916	Expeditors International of Washington, Inc.	93,954
4,278	FedEx Corp.	310,968
9,502	United Parcel Service, Inc. Class B	510,067

		1,043,285

Airlines - 0.2%
29,810	Delta Air Lines, Inc.*	212,843
18,420	Southwest Airlines Co.	154,728

		367,571

Auto Components - 0.1%
11,803	Gentex Corp.	188,966

Automobiles - 0.2%
42,927	Ford Motor Co.*	300,489

Beverages - 1.7%
31,801	Coca-Cola Co.	1,695,311
4,392	Molson Coors Brewing Co. Class B†	215,076
21,385	PepsiCo, Inc.	1,294,862

		3,205,249

Biotechnology - 1.4%
3,025	Abraxis Bioscience, Inc.*	94,441
3,999	Alexion Pharmaceuticals, Inc.*	177,596
21,527	Amgen, Inc.*	1,156,645
11,024	Amylin Pharmaceuticals, Inc.*	121,705
9,911	Biogen Idec, Inc.*	417,550
2,893	Cephalon, Inc.*	157,900
12,453	Gilead Sciences, Inc.*	529,875
4,270	Myriad Genetics, Inc.*	103,676

		2,759,388

Capital Markets - 2.3%
16,422	Bank of New York Mellon Corp.	437,811
27,903	Charles Schwab Corp.	483,838
2,069	Franklin Resources, Inc.	216,479
6,914	Goldman Sachs Group, Inc.	1,176,555
14,270	Invesco Ltd.	301,811
2,017	Lazard Ltd. Class A	76,142
17,476	Morgan Stanley	561,329
8,278	Northern Trust Corp.	415,970
6,784	State Street Corp.	284,792
3,509	T. Rowe Price Group, Inc.	170,994
4,528	TD Ameritrade Holding Corp.*	87,390
5,657	Waddell & Reed Financial, Inc. Class A	158,735

		4,371,846

Chemicals - 1.8%
2,883	Air Products & Chemicals, Inc.	222,366
15,286	Dow Chemical Co.	358,915
4,008	Eastman Chemical Co.	210,460
3,248	Ecolab, Inc.	142,782
12,413	E.I. du Pont de Nemours & Co.	394,982
4,496	International Flavors & Fragrances, Inc.	171,253
3,373	Lubrizol Corp.	224,507
8,780	Monsanto Co.	589,840
2,172	Mosaic Co.	101,498
8,959	Nalco Holding Co.	189,483
2,261	PPG Industries, Inc.	127,588
6,882	Praxair, Inc.	546,706
1,677	Sigma-Aldrich Corp.	87,087
15,424	Valhi, Inc.	144,831

		3,512,298

Commercial Banks - 2.4%
6,494	BancorpSouth, Inc.	146,635
21,980	BB&T Corp.	525,542
7,394	Comerica, Inc.	205,184
24,336	Fulton Financial Corp.	201,015
26,823	KeyCorp	144,576
26,556	Marshall & Ilsley Corp.	141,278
6,498	PNC Financial Services Group, Inc.	318,012
11,919	SunTrust Banks, Inc.	227,772
26,067	U.S. Bancorp	605,275
11,734	Valley National Bancorp	155,828
65,338	Wells Fargo & Co.	1,798,101
9,615	Wilmington Trust Corp.	115,861

		4,585,079

Commercial Services & Supplies - 0.4%
5,905	Avery Dennison Corp.	210,513
3,350	Stericycle, Inc.*	175,440
5,467	Waste Connections, Inc.*	171,828
6,757	Waste Management, Inc.	201,899

		759,680

The accompanying notes are an integral part of these financial statements.
40  DIREXION ANNUAL REPORT

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
October 31, 2009

Shares		Value

Communications Equipment - 2.0%
79,235	Cisco Systems, Inc.*	$1,810,520
1,554	CommScope, Inc.*	41,989
4,388	F5 Networks, Inc.*	196,977
5,701	Harris Corp.	237,846
7,186	Juniper Networks, Inc.*	183,315
31,494	Motorola, Inc.*	269,904
22,735	QUALCOMM, Inc.	941,456
24,749	Tellabs, Inc.*	148,989

		3,830,996

Computers & Peripherals - 4.1%
12,254	Apple, Inc.*	2,309,879
58,832	Dell, Inc.*	852,476
27,654	EMC Corp.*	455,461
32,851	Hewlett-Packard Co.	1,559,108
18,153	International Business Machines Corp.	2,189,433
4,571	NetApp, Inc.*	123,646
3,116	SanDisk Corp.*	63,816
6,750	Seagate Technology	94,163
10,279	Sun Microsystems, Inc.*	84,082
3,062	Western Digital Corp.*	103,128

		7,835,192

Construction & Engineering - 0.3%
6,177	Fluor Corp.	274,382
2,092	Jacobs Engineering Group, Inc.*	88,471
3,462	URS Corp.*	134,533

		497,386

Construction Materials - 0.2%
1,996	Martin Marietta Materials, Inc.	166,307
4,046	Vulcan Materials Co.	186,237

		352,544

Consumer Finance - 0.6%
13,938	American Express Co.	485,600
15,513	Capital One Financial Corp.	567,776
3,065	Student Loan Corp.	128,883

		1,182,259

Containers & Packaging - 0.2%
3,962	Ball Corp.	195,445
1,374	Bemis Co., Inc.	35,490
8,346	Sealed Air Corp.	160,494

		391,429

Distributors - 0.1%
5,522	Genuine Parts Co.	193,215

Diversified Consumer Services - 0.2%
5,980	Career Education Corp.*	124,623
1,685	ITT Educational Services, Inc.*	152,240
24,560	Service Corp. International	168,727
190	Strayer Education, Inc.	38,564

		484,154

Diversified Financial Services - 2.7%
126,788	Bank of America Corp.	1,848,569
75,735	Citigroup, Inc.*	309,756
910	CME Group, Inc.	275,375
8,106	Interactive Brokers Group, Inc. Class A*	129,777
2,502	IntercontinentalExchange, Inc.*	250,675
51,643	JPMorgan Chase & Co.	2,157,128
4,364	Moody’s Corp.	103,340
2,119	MSCI, Inc. Class A*	64,418

		5,139,038

Diversified Telecommunication - 2.1%
81,052	AT&T, Inc.	2,080,605
61,677	Verizon Communications, Inc.	1,825,022
19,076	Windstream Corp.	183,893

		4,089,520

Electric Utilities - 1.1%
17,683	Duke Energy Corp.	279,745
6,735	Entergy Corp.	516,710
9,052	Exelon Corp.	425,082
4,187	FirstEnergy Corp.	181,213
5,641	FPL Group, Inc.	276,973
8,920	Great Plains Energy, Inc.	154,316
10,749	Southern Co.	335,261

		2,169,300

Electrical Equipment - 0.3%
10,322	Emerson Electric Co.	389,656
1,765	First Solar, Inc.*	215,206

		604,862

Electronic Equipment & Instruments - 0.6%
6,826	Agilent Technologies, Inc.*	168,875
2,352	Amphenol Corp. Class A	94,362
1,644	Arrow Electronics, Inc.*	41,659
2,074	Avnet, Inc.*	51,394
21,344	Corning, Inc.	311,837
6,936	FLIR Systems, Inc.*	192,890
9,141	Molex, Inc.	170,662
7,171	Trimble Navigation Ltd.*	150,376

		1,182,055

Energy Equipment & Services - 1.4%
5,491	Baker Hughes, Inc.	231,006
4,012	BJ Services Co.	77,030
4,781	FMC Technologies, Inc.*	251,481
13,044	Helix Energy Solutions Group, Inc.*	179,094
14,361	National Oilwell Varco, Inc.*	588,657
7,421	Rowan Cos, Inc.*	172,538
16,434	Schlumberger Ltd.	1,022,196
7,531	Smith International, Inc.	208,835

		2,730,837

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  41

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
October 31, 2009

Shares		Value

Food & Staples Retailing - 1.8%
4,098	BJ’s Wholesale Club, Inc.*	$143,553
5,962	Costco Wholesale Corp.	338,940
19,999	CVS Caremark Corp.	705,965
14,628	Safeway, Inc.	326,643
13,625	Walgreen Co.	515,434
30,373	Wal-Mart Stores, Inc.	1,508,930

		3,539,465

Food Products - 1.0%
8,967	Archer-Daniels-Midland Co.	270,086
1,676	Bunge Ltd.	95,633
6,759	Campbell Soup Co.	214,598
15,360	ConAgra Foods, Inc.	322,560
5,105	Corn Products International, Inc.	143,859
8,387	Dean Foods Co.*	152,895
20,230	Kraft Foods, Inc. Class A	556,729
5,101	McCormick & Co., Inc.†	178,586

		1,934,946

Gas Utilities - 0.1%
5,976	Questar Corp.	238,084

Health Care Equipment & Suppliers - 2.0%
8,310	Baxter International, Inc.	449,239
7,609	Becton Dickinson and Co.	520,151
51,735	Boston Scientific Corp.*	420,088
6,182	CareFusion Corp.*	138,291
3,409	C.R. Bard, Inc.	255,914
2,425	Edwards Lifesciences Corp.*	186,580
7,811	Hill-Rom Holdings, Inc.	153,017
11,485	Hologic, Inc.*	169,748
5,511	Hospira, Inc.*	246,011
15,376	Medtronic, Inc.	548,924
4,651	Stryker Corp.	213,946
2,130	Varian Medical Systems, Inc.*	87,287
7,389	Zimmer Holdings, Inc.*	388,440

		3,777,636

Health Care Providers & Services - 1.5%
12,365	Cardinal Health, Inc.	350,424
5,726	Community Health Systems, Inc.*	179,109
8,512	Express Scripts, Inc.*	680,280
3,659	Henry Schein, Inc.*	193,305
3,720	Laboratory Corp. of America Holdings*	256,271
3,729	McKesson Corp.	219,004
6,627	Medco Health Solutions, Inc.*	371,907
2,604	Quest Diagnostics, Inc.	145,642
628	Universal Health Services, Inc. Class B	34,948
9,229	WellPoint, Inc.*	431,548

		2,862,438

Hotels, Restaurants & Leisure - 1.4%
15,046	Carnival Corp.	438,140
4,589	International Speedway Corp. Class A	117,065
10,184	Marriott International, Inc. Class A	255,211
15,155	McDonald’s Corp.	888,235
10,144	Royal Caribbean Cruises Ltd.*	205,213
18,595	Starbucks Corp.*	352,933
4,084	Wynn Resorts Ltd.	221,434
6,341	Yum! Brands, Inc.	208,936

		2,687,167

Household Durables - 0.4%
5,364	Fortune Brands, Inc.	208,928
6,527	Garmin Ltd.	197,507
16,474	Lennar Corp. Class A	207,572
14,590	Newell Rubbermaid, Inc.	211,701

		825,708

Household Products - 2.5%
4,777	Clorox Co.	282,942
17,156	Colgate-Palmolive Co.	1,348,976
14,227	Kimberly-Clark Corp.	870,123
40,040	Procter & Gamble Co.	2,322,320

		4,824,361

Independent Power Producers & Energy Traders - 0.2%
6,646	Constellation Energy Group, Inc.	205,494
3,642	NRG Energy, Inc.*	83,730

		289,224

Industrial Conglomerates - 1.6%
9,537	3M Co.	701,637
5,361	Carlisle Cos, Inc.	166,405
145,473	General Electric Co.	2,074,446
4,403	Textron, Inc.	78,285

		3,020,773

Insurance - 2.3%
6,419	Aflac, Inc.	266,324
7,367	Allstate Corp.	217,842
6,304	American Financial Group, Inc.	155,078
3,466	American International Group, Inc.*	116,527
1,665	American National Insurance Co.	139,011
719	Arch Capital Group Ltd.*	48,439
2,282	Arthur J. Gallagher & Co.	50,911
6,131	Aspen Insurance Holdings Ltd.	158,180
4,838	Chubb Corp.	234,740
5,867	HCC Insurance Holdings, Inc.	154,830
7,178	Marsh & Mclennan Cos, Inc.	168,396
12,935	MetLife, Inc.	440,178
10,210	OneBeacon Insurance Group Ltd. Class A	121,703

The accompanying notes are an integral part of these financial statements.
42  DIREXION ANNUAL REPORT

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
October 31, 2009

Shares		Value

Insurance (continued)
10,671	Principal Financial Group, Inc.	$267,202
9,356	Progressive Corp.*	149,696
13,159	Prudential Financial, Inc.	595,183
4,159	Reinsurance Group of America, Inc.	191,730
8,041	Travelers Cos, Inc.	400,361
9,339	Unitrin, Inc.	183,044
408	Wesco Financial Corp.	133,824
623	White Mountains Insurance Group Ltd.	192,762

		4,385,961

Internet & Catalog Retail - 0.7%
9,052	Amazon.com, Inc.*	1,075,468
3,258	Netflix, Inc.*	174,140

		1,249,608

Internet Software & Services - 1.7%
2,375	Akamai Technologies, Inc.*	52,250
38,399	eBay, Inc.*	855,146
519	Equinix, Inc.*	44,281
3,289	Google, Inc. Class A*	1,763,298
2,651	VeriSign, Inc.*	60,469
3,835	WebMD Health Corp. Class A*	130,620
16,315	Yahoo!, Inc.*	259,409

		3,165,473

IT Services - 1.4%
1,247	Affiliated Computer Services, Inc. Class A*	64,956
2,660	Amdocs Ltd.*	67,032
6,892	Automatic Data Processing, Inc.	274,302
8,646	Broadridge Financial Solutions, Inc.	179,923
4,012	Cognizant Technology Solutions Corp. Class A*	155,064
2,080	Computer Sciences Corp.*	105,477
4,791	Hewitt Associates, Inc. Class A*	170,176
1,169	MasterCard, Inc. Class A	256,034
6,073	NeuStar, Inc. Class A*	140,286
4,421	Paychex, Inc.	125,601
10,476	Total System Services, Inc.	167,302
6,173	Visa, Inc. Class A	467,666
24,087	Western Union Co.	437,661

		2,611,480

Life Sciences Tools & Services - 0.4%
1,686	Bio-Rad Laboratories, Inc. Class A*	150,712
880	Covance, Inc.*	45,478
6,273	Pharmaceutical Product Development, Inc.	135,183
2,194	Techne Corp.	137,147
3,530	Waters Corp.*	202,728

		671,248

Machinery - 1.3%
8,268	Caterpillar, Inc.	455,236
8,876	Danaher Corp.	605,609
10,640	Deere & Co.	484,652
6,167	Illinois Tool Works, Inc.	283,189
3,355	Navistar International Corp.*	111,185
4,991	PACCAR, Inc.	186,713
5,923	Pall Corp.	187,996
4,305	Stanley Works	194,715
289	Valmont Industries, Inc.	20,886

		2,530,181

Media - 2.5%
39,489	Comcast Corp. Class A	572,591
11,349	DIRECTV Group, Inc.*	298,479
5,332	Interactive Data Corp.	140,232
7,120	Liberty Media Corp. - Entertainment Series A*	219,438
31,279	News Corp. Class A	360,334
9,645	Regal Entertainment Group Class A	121,623
4,841	Time Warner Cable, Inc.	190,929
30,684	Time Warner, Inc.	924,202
7,456	Viacom, Inc. Class B*	205,711
63,770	Walt Disney Co.	1,745,385

		4,778,924

Metals & Mining - 0.9%
13,382	Alcoa, Inc.	166,204
1,547	Commercial Metals Co.	22,957
2,458	Compass Minerals International, Inc.	153,183
5,658	Freeport-McMoRan Copper & Gold, Inc.	415,071
6,576	Newmont Mining Corp.	285,793
4,319	Nucor Corp.	172,112
8,053	Southern Copper Corp.	253,670
13,585	Titanium Metals Corp.	116,831
1,968	United States Steel Corp.	67,876

		1,653,697

Multiline Retail - 0.4%
4,185	Kohl’s Corp.*	239,466
10,332	Target Corp.	500,378

		739,844

Multi-Utilities - 1.5%
5,788	Alliant Energy Corp.	153,729
14,620	CenterPoint Energy, Inc.	184,212
12,184	CMS Energy Corp.	162,047
20,262	Dominion Resources, Inc.	690,731
2,249	DTE Energy Co.	83,168
4,949	NSTAR	153,172
5,061	PG&E Corp.	206,944
17,377	Public Service Enterprise Group, Inc.	517,835
5,084	SCANA Corp.	172,043
4,289	Wisconsin Energy Corp.	187,301
15,648	Xcel Energy, Inc.	295,121

		2,806,303

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  43

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
October 31, 2009

Shares		Value

Office Electronics - 0.1%
5,530	Zebra Technologies Corp. Class A*	$138,250

Oil, Gas & Consumable Fuels - 7.9%
5,700	Alpha Natural Resources, Inc.*	193,629
17,145	Anadarko Petroleum Corp.	1,044,645
4,606	Apache Corp.	433,517
5,100	Cabot Oil & Gas Corp.	196,197
8,604	Chesapeake Energy Corp.	210,798
27,540	Chevron Corp.	2,107,912
5,043	Cimarex Energy Co.	197,484
3,885	Comstock Resources, Inc.*	159,635
20,355	ConocoPhillips	1,021,414
6,202	Consol Energy, Inc.	265,508
6,100	Devon Energy Corp.	394,731
6,287	EOG Resources, Inc.	513,396
67,035	Exxon Mobil Corp.	4,804,398
8,765	Forest Oil Corp.*	171,794
6,308	Hess Corp.	345,300
9,725	Marathon Oil Corp.	310,908
9,930	Mariner Energy, Inc.*	126,508
5,831	Noble Energy, Inc.	382,689
11,136	Occidental Petroleum Corp.	845,000
5,834	Plains Exploration & Production Co.*	154,601
4,721	Southwestern Energy Co.*	205,741
22,152	Spectra Energy Corp.	423,546
6,797	St. Mary Land & Exploration Co.	231,778
7,968	Williams Cos, Inc.	150,197
7,963	XTO Energy, Inc.	330,942

		15,222,268

Paper & Forest Products - 0.1%
5,939	International Paper Co.	132,499
2,903	Weyerhaeuser Co.	105,495

		237,994

Personal Products - 0.1%
3,866	Mead Johnson Nutrition Co. Class A	162,527

Pharmaceuticals - 4.2%
21,229	Abbott Laboratories	1,073,551
27,213	Bristol-Myers Squibb Co.	593,243
13,921	Eli Lilly & Co.	473,453
10,358	Forest Laboratories, Inc.*	286,606
37,854	Johnson & Johnson	2,235,279
28,963	Merck & Co., Inc.	895,826
12,784	Mylan, Inc.*	207,612
92,700	Pfizer, Inc.	1,578,681
22,422	Schering-Plough Corp.	632,300
5,468	Valeant Pharmaceuticals International*	160,759

		8,137,310

Professional Services - 0.1%
6,013	Equifax, Inc.	164,636
2,860	FTI Consulting, Inc.*	116,717

		281,353

Real Estate Investment Trusts - 0.9%
3,068	AvalonBay Communities, Inc.	211,017
5,458	BRE Properties, Inc.	148,621
4,345	Digital Realty Trust, Inc.	196,090
14,478	Douglas Emmett, Inc.	170,840
2,139	Essex Property Trust, Inc.	160,810
1,629	Health Care REIT, Inc.	72,279
11,129	Hospitality Properties Trust	214,901
9,555	Kimco Realty Corp.	120,775
2,209	Regency Centers Corp.	74,112
3,265	Simon Property Group, Inc.	221,661
1,283	SL Green Realty Corp.	49,729

		1,640,835

Road & Rail - 0.9%
6,945	Burlington Northern Santa Fe Corp.	523,097
6,690	CSX Corp.	282,184
12,603	Norfolk Southern Corp.	587,553
6,924	Union Pacific Corp.	381,789

		1,774,623

Semiconductors & Semiconductor Equipment - 1.8%
10,758	Altera Corp.	212,901
4,002	Analog Devices, Inc.	102,571
18,262	Applied Materials, Inc.	222,796
6,749	Broadcom Corp. Class A*	179,591
76,723	Intel Corp.	1,466,178
10,619	Intersil Corp. Class A	133,268
2,334	KLA-Tencor Corp.	75,878
8,019	Linear Technology Corp.	207,532
7,074	Marvell Technology Group Ltd.*	97,055
4,186	Maxim Integrated Products, Inc.	69,781
3,070	MEMC Electronic Materials, Inc.*	38,129
2,511	Microchip Technology, Inc.	60,164
11,633	Micron Technology, Inc.*	78,988
7,505	NVIDIA Corp.*	89,760
17,494	Texas Instruments, Inc.	410,234
3,767	Xilinx, Inc.	81,932

		3,526,758

Software - 3.4%
7,672	Activision Blizzard, Inc.*	83,088
10,892	Adobe Systems, Inc.*	358,782
4,695	ANSYS, Inc.*	190,523
8,615	Autodesk, Inc.*	214,772
6,351	BMC Software, Inc.*	236,003
5,396	CA, Inc.	112,884
2,488	Citrix Systems, Inc.*	91,459
4,438	Electronic Arts, Inc.*	80,949
11,094	Intuit, Inc.*	322,503
2,132	McAfee, Inc.*	89,288

The accompanying notes are an integral part of these financial statements.
44  DIREXION ANNUAL REPORT

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
October 31, 2009

Shares		Value

Software (continued)
105,877	Microsoft Corp.	$2,935,969
29,063	Novell, Inc.*	118,868
52,508	Oracle Corp.	1,107,919
2,597	Red Hat, Inc.*	67,029
1,489	Salesforce.com, Inc.*	84,501
11,280	Symantec Corp.*	198,302
7,770	Synopsys, Inc.*	170,940

		6,463,779

Specialty Retail - 1.5%
10,757	CarMax, Inc.*	211,590
23,303	Home Depot, Inc.	584,672
20,250	Lowe’s Cos, Inc.	396,293
4,764	O’Reilly Automotive, Inc.*	177,602
4,522	Ross Stores, Inc.	199,013
24,566	Staples, Inc.	533,082
14,194	TJX Cos, Inc.	530,146
7,066	Urban Outfitters, Inc.*	221,731

		2,854,129

Textiles, Apparel & Luxury Goods - 0.2%
4,964	NIKE, Inc. Class B	308,662

Thrifts & Mortgage Finance - 0.3%
16,067	Hudson City Bancorp, Inc.	211,120
11,244	TFS Financial Corp.	131,105
9,766	Washington Federal, Inc.	167,487

		509,712

Tobacco - 1.5%
71,012	Altria Group, Inc.	1,286,027
26,947	Philip Morris International, Inc.	1,276,210
5,792	Reynolds American, Inc.	280,796

		2,843,033

Trading Companies & Distributors - 0.1%
5,189	Fastenal Co.	179,021

Wireless Telecommunication Services - 0.5%
13,657	American Tower Corp. Class A*	502,851
3,997	Crown Castle International Corp.*	120,789
8,028	NII Holdings, Inc.*	216,194
69,548	Sprint Nextel Corp.*	205,862

		1,045,696

	TOTAL COMMON STOCKS (Cost $108,833,771)	$149,716,941

SHORT TERM INVESTMENTS - 20.4%
MONEY MARKET FUNDS - 20.4%
2,146	AIM Short Term Investment Treasury, 0.05% (a)	2,146
39,033,501	Goldman Sachs Financial Square Government Fund, 0.01% (a)	39,033,501

	TOTAL SHORT TERM INVESTMENTS (Cost $39,035,647)	$39,035,647

	TOTAL INVESTMENTS (Cost $147,869,418) - 98.6% (b)	$188,752,588
	Other Assets in Excess of Liabilities - 1.4%	2,706,377

	TOTAL NET ASSETS - 100.0%	$191,458,965

Percentages are stated as a percent of net assets.

(*)	Non - Income producing security.
(†)	Non - Voting Shares.
(a)	Represents annualized seven-day yield at October 31, 2009.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $183,738,196.
Direxion Daily Large Cap Bull 3X Shares
Swap Equity Contracts
October 31, 2009

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Morgan Stanley Capital Services	Russell 1000 Index	106,900	$60,828,082	7/30/2010	$(238,793)
Credit Suisse Capital, LLC	Russell 1000 Index	448,100	245,631,762	1/27/2011	8,972,471
Merrill Lynch International	Russell 1000 Index	93,500	56,022,832	2/24/2011	(3,042,865)
Deutsche Bank AG London	Russell 1000 Index	101,100	60,018,053	8/21/2014	(2,747,320)

			$422,500,729		$2,943,493

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  45

Direxion Daily Large Cap Bear 3X Shares
Schedule of Investments
October 31, 2009

Shares		Value

SHORT TERM INVESTMENTS - 113.0%
MONEY MARKET FUNDS - 113.0%
25,261,255	AIM Short Term Investment Treasury, 0.05% (a)	$25,261,255
382,776,681	Goldman Sachs Financial Square Government Fund, 0.01% (a)	382,776,681

	TOTAL SHORT TERM INVESTMENTS (COST $408,037,936)	$408,037,936

	TOTAL INVESTMENTS (Cost $408,037,936) - 113.0% (b)	$408,037,936
	Liabilities in Excess of Other Assets - (13.0%)	(47,068,808)

	TOTAL NET ASSETS - 100.0%	$360,969,128

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at October 31, 2009.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $261,637,819.
Direxion Daily Large Cap Bear 3X Shares
Short Equity Swap Contracts
October 31, 2009

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Credit Suisse Capital LLC	Russell 1000 Index	1,350,900	$732,284,704	5/6/2010	$(35,420,526)
Deutsche Bank AG London	Russell 1000 Index	160,000	90,817,462	6/18/2010	72,948
Morgan Stanley Capital Services	Russell 1000 Index	181,900	101,994,039	7/30/2010	(221,125)
Merrill Lynch International	Russell 1000 Index	218,500	127,734,618	2/24/2011	2,990,903

			$1,052,830,823		$(32,577,800)

The accompanying notes are an integral part of these financial statements.
46  DIREXION ANNUAL REPORT

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
October 31, 2009

Shares		Value

COMMON STOCKS - 86.8%
Aerospace & Defense - 1.7%
1,146	BE Aerospace, Inc.*	$20,319
1,385	Goodrich Corp.	75,275
2,036	ITT Corp.	103,225
1,304	L-3 Communications Holdings, Inc.	94,266
1,567	Precision Castparts Corp.	149,695
1,772	Rockwell Collins, Inc.	89,273
648	TransDigm Group, Inc.	25,389

		557,442

Air Freight & Logistics - 0.9%
1,895	C.H. Robinson Worldwide, Inc.	104,433
5,938	Expeditors International of Washington, Inc.	191,323

		295,756

Airlines - 0.3%
3,454	AMR Corp.*	18,617
8,286	Southwest Airlines Co.	69,602

		88,219

Auto Components - 0.1%
2,106	WABCO Holdings, Inc.	49,954

Automobiles - 0.2%
2,622	Harley-Davidson, Inc.	65,340

Beverages - 0.8%
3,454	Coca-Cola Enterprises, Inc.	65,868
2,839	Dr Pepper Snapple Group, Inc.*	77,391
1,430	Molson Coors Brewing Co. Class B †	70,027
1,583	PepsiAmericas, Inc.	46,287

		259,573

Biotechnology - 0.6%
918	Alexion Pharmaceuticals, Inc.*	40,768
1,576	Amylin Pharmaceuticals, Inc.*	17,399
1,291	Dendreon Corp.*	32,624
1,303	United Therapeutics Corp.*	55,430
1,936	Vertex Pharmaceuticals, Inc.*	64,972

		211,193

Building Products - 0.1%
4,019	Masco Corp.	47,223

Capital Markets - 2.7%
3,542	Ameriprise Financial, Inc.	122,801
1,304	Eaton Vance Corp.	37,021
8,565	Invesco Ltd.	181,150
4,509	Janus Capital Group, Inc.	59,158
1,298	Jefferies Group, Inc.*	33,878
1,575	Legg Mason, Inc.	45,848
3,384	SEI Investments Co.	59,118
6,712	T. Rowe Price Group, Inc.	327,076
2,924	TD Ameritrade Holding Corp.*	56,433

		922,483

Chemicals - 2.4%
910	Airgas, Inc.	40,368
1,023	Albemarle Corp.	32,306
829	Ashland, Inc.	28,634
1,098	Cabot Corp.	24,079
4,013	Celanese Corp. Class A	110,157
984	Eastman Chemical Co.	51,670
2,645	Ecolab, Inc.	116,274
1,840	PPG Industries, Inc.	103,831
1,436	RPM International, Inc.	25,302
1,249	Scotts Miracle-Gro Co. Class A	50,734
3,414	Sigma-Aldrich Corp.	177,289
1,115	Terra Industries, Inc.	35,424
1,121	Valspar Corp.	28,440

		824,508

Commercial Banks - 1.8%
2,331	BancorpSouth, Inc.	52,634
535	Bank of Hawaii Corp.	23,754
8,344	CapitalSource, Inc.	29,705
482	City National Corp.	18,157
1,691	Comerica, Inc.	46,925
6,454	Fifth Third Bancorp	57,699
6,107	First Horizon National Corp.*	72,242
12,144	Huntington Bancshares, Inc.	46,269
2,007	M&T Bank Corp.	126,139
2,981	Marshall & Ilsley Corp.	15,859
4,997	SunTrust Banks, Inc.	95,493
1,290	Zions Bancorporation	18,266

		603,142

Commercial Services & Supplies - 1.2%
1,317	Brink’s Co.	31,252
2,914	Cintas Corp.	80,689
2,017	Iron Mountain, Inc.*	49,275
3,602	Republic Services, Inc.	93,327
4,209	R.R. Donnelley & Sons Co.	84,517
950	Stericycle, Inc.*	49,752

		388,812

Communications Equipment - 0.4%
929	CommScope, Inc.*	25,102
4,970	JDS Uniphase Corp.*	27,782
11,067	Tellabs, Inc.*	66,623

		119,507

Computers & Peripherals - 1.5%
1,852	Diebold, Inc.	56,004
3,722	NetApp, Inc.*	100,680
1,329	QLogic Corp.*	23,311
9,377	Seagate Technology	130,809
8,367	Sun Microsystems, Inc.*	68,442
4,829	Teradata Corp.*	134,633

		513,879

Construction & Engineering - 0.5%
2,012	Fluor Corp.	89,373
3,055	Quanta Services, Inc.*	64,766

		154,139

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  47

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
October 31, 2009

Shares		Value

Construction Materials - 0.5%
1,533	Eagle Materials, Inc.	$38,095
3,092	Vulcan Materials Co.	142,325

		180,420

Consumer Finance - 0.6%
2,983	AmeriCredit Corp.*	52,650
9,924	Discover Financial Services	140,325

		192,975

Containers & Packaging - 0.7%
758	AptarGroup, Inc.	26,765
1,790	Crown Holdings, Inc.*	47,703
1,146	Packaging Corp. of America	20,949
1,475	Pactiv Corp.*	34,058
3,259	Sealed Air Corp.	62,670
1,117	Sonoco Products Co.	29,880

		222,025

Distributors - 0.3%
1,783	Genuine Parts Co.	62,387
1,580	LKQ Corp.*	27,287

		89,674

Diversified Consumer Services - 1.1%
1,484	Apollo Group, Inc. Class A*	84,736
1,357	Brink’s Home Security Holdings, Inc.*	42,040
2,048	Career Education Corp.*	42,680
696	DeVry, Inc.	38,482
827	ITT Educational Services, Inc.*	74,719
5,665	Service Corp. International	38,919
1,333	Weight Watchers International, Inc.	35,338

		356,914

Diversified Financial Services - 0.9%
4,350	CIT Group, Inc.*	3,132
2,076	Interactive Brokers Group, Inc. Class A*	33,237
815	IntercontinentalExchange, Inc.*	81,655
2,094	Leucadia National Corp.*	47,052
2,099	Moody’s Corp.	49,704
2,989	NYSE Euronext	77,266

		292,046

Diversified Telecommunication - 0.3%
1,667	tw telecom, Inc.*	21,004
10,025	Windstream Corp.	96,641

		117,645

Electric Utilities - 2.1%
4,737	Allegheny Energy, Inc.	108,098
3,243	DPL, Inc.	82,178
3,645	Edison International	115,984
4,897	Northeast Utilities	112,876
2,883	Pepco Holdings, Inc.	43,043
4,206	PPL Corp.	123,825
3,121	Progress Energy, Inc.	117,131

		703,135

Electrical Equipment - 0.5%
1,201	AMETEK, Inc.	41,903
1,452	General Cable Corp.*	45,215
1,586	Rockwell Automation, Inc.	64,947

		152,065

Electronic Equipment & Instruments - 1.3%
5,375	Agilent Technologies, Inc.*	132,977
1,916	Amphenol Corp. Class A	76,870
1,338	Arrow Electronics, Inc.*	33,905
1,690	Avnet, Inc.*	41,878
586	Dolby Laboratories, Inc. Class A*	24,577
1,811	Ingram Micro, Inc. Class A*	31,964
442	Itron, Inc.*	26,538
2,099	Jabil Circuit, Inc.	28,085
1,337	Trimble Navigation Ltd.*	28,037

		424,831

Energy Equipment & Services - 2.6%
8,167	BJ Services Co.	156,806
2,427	Cameron International Corp.*	89,726
1,367	Diamond Offshore Drilling, Inc.	130,207
2,305	Dresser-Rand Group, Inc.*	67,928
1,586	ENSCO International, Inc.	72,623
2,241	Exterran Holdings, Inc.*	45,784
1,383	FMC Technologies, Inc.*	72,746
1,179	Helmerich & Payne, Inc.	44,826
3,166	Nabors Industries Ltd.*	65,948
1,941	Pride International, Inc.*	57,376
1,265	Rowan Cos, Inc.	29,411
121	Seahawk Drilling, Inc.*	3,267
879	Tidewater, Inc.	36,628

		873,276

Food & Staples Retailing - 0.8%
8,565	Safeway, Inc.	191,257
2,105	Whole Foods Market, Inc.*	67,486

		258,743

Food Products - 3.3%
1,365	Bunge Ltd.	77,887
2,202	Campbell Soup Co.	69,914
5,002	ConAgra Foods, Inc.	105,042
2,085	Corn Products International, Inc.	58,755
5,530	Del Monte Foods Co.	59,724
3,520	H.J. Heinz Co.	141,645
1,949	Hormel Foods Corp.	71,061
3,312	J.M. Smucker Co.	174,642
1,527	McCormick & Co., Inc.	53,460
633	Ralcorp Holdings, Inc.*	33,992
14,794	Sara Lee Corp.	167,024
1,359	Smithfield Foods, Inc.*	18,129
5,610	Tyson Foods, Inc. Class A	70,237

		1,101,512

The accompanying notes are an integral part of these financial statements.
48  DIREXION ANNUAL REPORT

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
October 31, 2009

Shares		Value

Gas Utilities - 0.6%
871	AGL Resources, Inc.	$30,450
1,464	EQT Corp.	61,283
2,945	ONEOK, Inc.	106,639

		198,372

Health Care Equipment & Supplies - 2.1%
813	Beckman Coulter, Inc.	52,300
1,661	DENTSPLY International, Inc.	54,747
1,164	Edwards Lifesciences Corp.*	89,558
1,456	Gen-Probe, Inc.*	60,744
4,487	Hospira, Inc.*	200,300
661	IDEXX Laboratories, Inc.*	33,790
423	Intuitive Surgical, Inc.*	104,206
1,720	Kinetic Concepts, Inc.*	57,087
1,402	Varian Medical Systems, Inc.*	57,454

		710,186

Health Care Providers & Services - 2.3%
3,378	AmerisourceBergen Corp.	74,823
3,051	CIGNA Corp.	84,940
2,191	DaVita, Inc.*	116,189
8,084	Health Management Associates, Inc. Class A*	49,312
1,009	Henry Schein, Inc.*	53,305
2,572	Humana, Inc.*	96,656
1,211	Laboratory Corp. of America Holdings*	83,426
3,312	Omnicare, Inc.	71,771
1,738	Quest Diagnostics, Inc.	97,206
5,368	Tenet Healthcare Corp.*	27,484
511	Universal Health Services, Inc. Class B	28,437

		783,549

Health Care Technology - 0.3%
2,390	Allscripts-Misys Healthcare Solutions, Inc.*	46,605
751	Cerner Corp.*	57,106

		103,711

Hotels, Restaurants & Leisure - 2.2%
3,570	Boyd Gaming Corp.*	26,275
1,533	Darden Restaurants, Inc.	46,465
6,913	Las Vegas Sands Corp.*	104,317
3,330	Marriott International, Inc. Class A	83,445
769	Panera Bread Co. Class A*	46,125
3,658	Royal Caribbean Cruises Ltd.*	74,001
2,117	Scientific Games Corp. Class A*	29,786
5,220	Starwood Hotels & Resorts Worldwide, Inc.	151,694
10,313	Wendy’s/Arby’s Group, Inc. Class A	40,736
1,262	WMS Industries, Inc.*	50,455
1,872	Wynn Resorts Ltd.*	101,500

		754,799

Household Durables - 2.1%
1,680	Fortune Brands, Inc.	65,436
1,988	Harman International Industries, Inc.	74,769
4,384	Leggett & Platt, Inc.	84,743
1,554	Mohawk Industries, Inc.*	66,558
7,763	Newell Rubbermaid, Inc.	112,640
142	NVR, Inc.*	94,042
5,756	Pulte Homes, Inc.	51,862
2,211	Stanley Works	100,004
826	Whirlpool Corp.	59,133

		709,187

Household Products - 0.3%
1,556	Clorox Co.	92,162

Independent Power Producers & Energy Traders - 0.7%
2,223	Constellation Energy Group, Inc.	68,735
16,734	Dynegy, Inc. Class A*	33,468
2,605	Mirant Corp.*	36,418
2,967	NRG Energy, Inc.*	68,211
826	Ormat Technologies, Inc.	31,223

		238,055

Industrial Conglomerates - 0.7%
6,390	McDermott International, Inc.*	142,050
4,494	Textron, Inc.	79,903

		221,953

Insurance - 4.2%
1,384	Allied World Assurance Co. Holdings Ltd.	61,948
1,121	Arthur J. Gallagher & Co.	25,010
3,054	Assurant, Inc.	91,406
1,304	Brown & Brown, Inc.	23,954
1,392	Endurance Specialty Holdings Ltd.	50,098
1,002	Erie Indemnity Co. Class A	35,321
1,849	First American Corp.	56,191
1,430	Hanover Insurance Group, Inc.	60,160
3,640	Hartford Financial Services Group, Inc.	89,253
5,845	Marsh & McLennan Cos, Inc.	137,123
6,752	MBIA, Inc.*	27,413
298	Mercury General Corp.	10,865
1,583	PartnerRe Ltd.	121,068
3,661	Principal Financial Group, Inc.	91,671
7,618	Progressive Corp.*	121,888
2,035	Reinsurance Group of America, Inc.	93,814
568	StanCorp Financial Group, Inc.	20,851
926	Torchmark Corp.	37,596
305	Transatlantic Holdings, Inc.	15,403
3,705	Unum Group	73,915
87	White Mountains Insurance Group Ltd.	26,919
3,758	W.R. Berkley Corp.	92,898
3,827	XL Capital Ltd. Class A	62,801

		1,427,566

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  49

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
October 31, 2009

Shares		Value

Internet & Catalog Retail - 0.7%
2,054	Expedia, Inc.*	$46,564
1,141	priceline.com, Inc.*	180,039

		226,603

Internet Software & Services - 0.9%
4,833	Akamai Technologies, Inc.*	106,325
1,061	Equinix, Inc.*	90,525
3,051	IAC/InterActiveCorp*	57,786
840	Sohu.com, Inc.*	46,704

		301,340

IT Services - 2.6%
650	Alliance Data Systems Corp.*	35,737
3,268	Cognizant Technology Solutions Corp. Class A*	126,308
4,236	Computer Sciences Corp.*	214,808
1,076	DST Systems, Inc.*	44,880
5,349	Fidelity National Information Services, Inc.	116,394
2,046	Fiserv, Inc.*	93,850
899	Global Payments, Inc.	44,258
1,136	Lender Processing Services, Inc.	45,213
4,783	Paychex, Inc.	135,885

		857,333

Leisure Equipment & Products - 0.3%
4,870	Mattel, Inc.	92,189

Life Sciences Tools & Services - 1.4%
3,440	Illumina, Inc.*	110,424
1,954	Life Technologies Corp.*	92,170
942	Mettler-Toledo International, Inc.*	91,845
3,260	PerkinElmer, Inc.	60,669
2,938	Pharmaceutical Product Development, Inc.	63,314
1,042	Techne Corp.	65,135

		483,557

Machinery - 3.6%
1,034	AGCO Corp.*	29,066
1,663	Crane Co.	46,315
5,644	Cummins, Inc.	243,030
2,159	Donaldson Co., Inc.	77,012
5,202	Dover Corp.	196,011
1,852	Eaton Corp.	111,953
898	Harsco Corp.	28,278
2,858	Joy Global, Inc.	144,072
1,755	Navistar International Corp.*	58,161
3,278	Parker Hannifin Corp.	173,603
1,083	Timken Co.	23,858
1,198	Toro Co.	44,350
1,335	Wabtec Corp.	49,075

		1,224,784

Media - 2.0%
2,623	Cablevision Systems Corp. Class A	60,224
6,795	CBS Corp. Class B †	79,977
3,146	Discovery Communications, Inc. Class C*	75,567
5,061	Dish Network Corp. Class A*	88,061
9,247	Gannett Co., Inc.	90,806
1,445	Interactive Data Corp.	38,004
6,434	Liberty Global, Inc. Class A*	132,090
3,518	McGraw-Hill Cos, Inc.	101,248

		665,977

Metals & Mining - 0.7%
1,711	Carpenter Technology Corp.	35,982
3,146	Commercial Metals Co.	46,687
1,382	Reliance Steel & Aluminum Co.	50,415
404	Royal Gold, Inc.	17,845
3,362	Steel Dynamics, Inc.	45,017
1,603	United States Steel Corp.	55,288

		251,234

Multiline Retail - 0.9%
2,488	J.C. Penney Co., Inc.	82,427
4,705	Macy’s, Inc.	82,667
1,845	Nordstrom, Inc.	58,634
1,392	Sears Holdings Corp.*	94,462

		318,190

Multi-Utilities - 3.4%
2,389	Ameren Corp.	58,148
3,906	CenterPoint Energy, Inc.	49,216
3,070	Consolidated Edison, Inc.	124,888
1,833	DTE Energy Co.	67,784
7,678	NiSource, Inc.	99,200
2,987	NSTAR	92,448
2,686	OGE Energy Corp.	89,229
3,406	SCANA Corp.	115,259
2,732	Sempra Energy	140,561
1,308	Wisconsin Energy Corp.	57,120
12,742	Xcel Energy, Inc.	240,314

		1,134,167

Oil, Gas & Consumable Fuels - 4.2%
2,330	Cimarex Energy Co.	91,243
1,193	CNX Gas Corp.*	33,237
1,043	Comstock Resources, Inc.*	42,857
1,669	Concho Resources, Inc.*	63,606
7,841	El Paso Corp.	76,920
1,475	Encore Acquisition Co.*	54,678
2,134	Murphy Oil Corp.	130,473
1,484	Newfield Exploration Co.*	60,874
2,569	Noble Energy, Inc.	168,602
935	Overseas Shipholding Group, Inc.	36,699
3,082	Petrohawk Energy Corp.*	72,489
3,358	Plains Exploration & Production Co.*	88,987
3,719	Quicksilver Resources, Inc.*	45,372

The accompanying notes are an integral part of these financial statements.
50  DIREXION ANNUAL REPORT

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
October 31, 2009

Shares		Value

Oil, Gas & Consumable Fuels (continued)
1,751	Range Resources Corp.	$87,638
14,967	Spectra Energy Corp.	286,168
698	St. Mary Land & Exploration Co.	23,802
1,680	Teekay Corp.	34,860

		1,398,505

Paper & Forest Products - 1.1%
12,086	International Paper Co.	269,638
4,784	MeadWestvaco Corp.	109,219

		378,857

Personal Products - 0.7%
7,310	Avon Products, Inc.	234,286

Pharmaceuticals - 0.8%
5,715	Forest Laboratories, Inc.*	158,134
761	Valeant Pharmaceuticals International*	22,373
2,947	Watson Pharmaceuticals, Inc.*	101,436

		281,943

Professional Services - 1.2%
1,487	Dun & Bradstreet Corp.	113,844
1,412	Equifax, Inc.	38,661
1,435	FTI Consulting, Inc.*	58,562
1,189	IHS, Inc. Class A*	61,543
1,757	Manpower, Inc.	83,299
1,709	Robert Half International, Inc.	39,649

		395,558

Real Estate Investment Trusts - 4.6%
1,140	Alexandria Real Estate Equities, Inc.	61,754
1,635	AMB Property Corp.	35,937
6,088	Annaly Capital Management, Inc.	102,948
894	AvalonBay Communities, Inc.	61,489
1,357	Boston Properties, Inc.	82,465
4,900	Brandywine Realty Trust	46,844
4,111	Douglas Emmett, Inc.	48,510
5,524	Equity Residential	159,533
768	Essex Property Trust, Inc.	57,738
719	Federal Realty Investment Trust	42,443
4,210	Kimco Realty Corp.	53,214
875	Mack-Cali Realty Corp.	27,081
1,151	Nationwide Health Properties, Inc.	37,120
1,503	Public Storage	110,621
2,209	Rayonier, Inc.	85,223
1,043	Regency Centers Corp.	34,993
954	SL Green Realty Corp.	36,977
1,515	Taubman Centers, Inc.	46,223
1,683	UDR, Inc.	24,202
4,376	Ventas, Inc.	175,609
2,682	Vornado Realty Trust	159,740
2,960	Weingarten Realty Investors	54,760

		1,545,424

Real Estate Management & Services - 0.2%
389	Jones Lang LaSalle, Inc.	18,225
2,587	St. Joe Co.*	61,932

		80,157

Road & Rail - 0.2%
2,444	J.B. Hunt Transport Services, Inc.	73,467

Semiconductors & Semiconductor Equipment - 3.2%
3,258	Analog Devices, Inc.	83,503
2,487	Cree, Inc.*	104,703
3,228	Fairchild Semiconductor International, Inc.*	24,145
4,044	Integrated Device Technology, Inc.*	23,779
3,418	Intersil Corp. Class A	42,896
1,900	KLA-Tencor Corp.	61,768
1,414	Lam Research Corp.*	47,680
2,500	MEMC Electronic Materials, Inc.*	31,050
5,114	Microchip Technology, Inc.	122,531
15,887	Micron Technology, Inc.*	107,873
6,421	National Semiconductor Corp.	83,088
2,730	Novellus Systems, Inc.*	56,183
6,110	NVIDIA Corp.*	73,076
6,229	PMC - Sierra, Inc.*	53,071
1,168	Rambus, Inc.*	18,688
3,541	Teradyne, Inc.*	29,638
2,045	Varian Semiconductor Equipment Associates, Inc.*	58,058
3,066	Xilinx, Inc.	66,685

		1,088,415

Software - 2.5%
2,451	ANSYS, Inc.*	99,462
4,808	Autodesk, Inc.*	119,863
2,068	BMC Software, Inc.*	76,847
2,024	Citrix Systems, Inc.*	74,402
7,245	Electronic Arts, Inc.*	132,149
3,613	Intuit, Inc.*	105,030
900	MICROS Systems, Inc.*	24,228
2,431	Nuance Communications, Inc.*	31,870
2,114	Red Hat, Inc.*	54,562
2,829	Rovi Corp.*	77,939
930	Sybase, Inc.*	36,791

		833,143

Specialty Retail - 3.1%
1,133	Advance Auto Parts, Inc.	42,216
359	AutoZone, Inc.*	48,576
2,918	Bed Bath & Beyond, Inc.*	102,743
6,164	CarMax, Inc.*	121,246
2,402	Dick’s Sporting Goods, Inc.*	54,501
2,966	Limited Brands, Inc.	52,202
3,524	PetSmart, Inc.	82,920
1,417	Ross Stores, Inc.	62,362
1,110	Sherwin-Williams Co.	63,314

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  51

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
October 31, 2009

Shares		Value

Specialty Retail (continued)
2,385	Signet Jewelers Ltd.*	$60,126
3,465	Tiffany & Co.	136,140
4,623	TJX Cos, Inc.	172,669
1,907	Williams-Sonoma, Inc.	35,813

		1,034,828

Textiles, Apparel & Luxury Goods - 1.0%
3,553	Coach, Inc.	117,142
1,208	Polo Ralph Lauren Corp.	89,899
2,040	VF Corp.	144,922

		351,963

Thrifts & Mortgage Finance - 0.4%
4,188	First Niagara Financial Group, Inc.	53,774
6,673	Hudson City Bancorp, Inc.	87,683

		141,457

Tobacco - 0.4%
1,881	Lorillard, Inc.	146,191

Trading Companies & Distributors - 0.2%
681	GATX Corp.	18,510
1,467	WESCO International, Inc.*	37,496

		56,006

Water Utilities - 0.1%
1,961	American Water Works Co., Inc.*	37,200

Wireless Telecommunication Services - 0.7%
3,254	Crown Castle International Corp.*	98,336
1,649	Leap Wireless International, Inc.*	21,800
3,659	NII Holdings, Inc.*	98,536
772	US Cellular Corp.*	28,263

		246,935

	TOTAL COMMON STOCKS (Cost $24,395,806)	$29,185,680

SHORT TERM INVESTMENTS - 16.3%
MONEY MARKET FUNDS - 16.3%
5,465,706	Goldman Sachs Financial Square Government Fund, 0.01% (a)	5,465,706

	TOTAL SHORT TERM INVESTMENTS (Cost $5,465,706)	$5,465,706

	TOTAL INVESTMENTS (Cost $29,861,512) - 103.1% (b)	$34,651,386
	Liabilities in Excess of Other Assets - (3.1%)	(1,046,317)

	TOTAL NET ASSETS - 100.0%	$33,605,069

Percentages are stated as a percent of net assets.

(*)	Non - Income producing security.
(†)	Non - Voting Shares.
(a)	Represents annualized seven-day yield at October 31, 2009.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $31,269,460.
Direxion Daily Mid Cap Bull 3X Shares
Swap Equity Contracts
October 31, 2009

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Morgan Stanley Capital Services	Russell Midcap Index	9,800	$7,571,895	8/3/2010	$(324,846)
Credit Suisse Capital, LLC	Russell Midcap Index	87,165	64,251,965	1/27/2011	308,534

			$71,823,860		$(16,312)

The accompanying notes are an integral part of these financial statements.
52  DIREXION ANNUAL REPORT

Direxion Daily Mid Cap Bear 3X Shares
Schedule of Investments
October 31, 2009

Shares		Value

SHORT TERM INVESTMENTS - 99.3%
MONEY MARKET FUNDS - 99.3%
16,286,300	Goldman Sachs Financial Square Government Fund, 0.01% (a)(b)	$16,286,300

	TOTAL SHORT TERM INVESTMENTS (Cost $16,286,300)	$16,286,300

	TOTAL INVESTMENTS (Cost $16,286,300) - 99.3%	$16,286,300
	Other Assets in Excess of Liabilities - 0.7%	109,744

	TOTAL NET ASSETS - 100.0%	$16,396,044

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at October 31, 2009.

(b)	All or a portion of this security has been segregated as collateral for swap contracts. Total value of securities segregated amounted to $11,245,775.
Direxion Daily Mid Cap Bear 3X Shares
Short Equity Swap Contracts
October 31, 2009

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Morgan Stanley Capital Services	Russell Midcap Index	37,300	$28,456,595	8/3/2010	$877,375
Credit Suisse Capital, LLC	Russell Midcap Index	29,215	21,086,720	1/10/2011	(574,074)

			$49,543,315		$303,301

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  53

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
October 31, 2009

Shares		Value

COMMON STOCKS - 79.9%
Aerospace & Defense - 1.5%
37,970	AAR Corp.*	$744,592
5,166	Aerovironment, Inc.*	137,726
15,771	Astronics Corp.*	130,742
42,818	Curtiss-Wright Corp.	1,276,832
7,316	HEICO Corp.	278,227
30,554	Hexcel Corp.*	336,094
13,463	Moog, Inc. Class A*	336,171
17,857	Orbital Sciences Corp.*	229,998
11,399	Teledyne Technologies, Inc.*	389,390
5,274	Triumph Group, Inc.	246,876

		4,106,648

Air Freight & Logistics - 0.2%
11,914	Dynamex, Inc.*	220,767
76,542	Pacer International, Inc.	218,910

		439,677

Airlines - 0.6%
4,852	Allegiant Travel Co.*	182,969
64,836	Hawaiian Holdings, Inc.*	459,687
72,879	JetBlue Airways Corp.*	361,480
74,604	UAL Corp.*	485,672
41,726	US Airways Group, Inc.*	127,682

		1,617,490

Auto Components - 0.5%
16,660	Amerigon, Inc.*	107,124
134,089	Dana Holding Corp.*	758,944
14,097	Fuel Systems Solutions, Inc.*	461,536
10,266	Spartan Motors, Inc.	51,227
7,323	Superior Industries International, Inc.	97,249

		1,476,080

Biotechnology - 2.0%
29,916	Alkermes, Inc.*	238,431
7,511	Amag Pharmaceuticals, Inc.*	283,766
113,357	AVI BioPharma, Inc.*	166,635
7,770	Facet Biotech Corp.*	133,100
41,249	Geron Corp.*	252,031
51,089	Idenix Pharmaceuticals, Inc.*	113,418
68,240	Incyte Corp. Ltd.*	401,934
29,482	Isis Pharmaceuticals, Inc.*	373,537
111,520	Ligand Pharmaceuticals, Inc. Class B*	189,584
6,135	Metabolix, Inc.*	62,209
33,063	Nanosphere, Inc.*	220,861
46,611	NPS Pharmaceuticals, Inc.*	147,757
17,991	Onyx Pharmaceuticals, Inc*	478,560
88,613	Opko Health, Inc.*	192,290
40,240	Orexigen Therapeutics, Inc.*	259,950
21,335	Osiris Therapeutics, Inc.*	135,477
77,405	OXiGENE, Inc.*	87,468
71,851	PDL BioPharma, Inc.	604,266
7,705	Pharmasset, Inc.*	144,700
39,352	Poniard Pharmaceuticals, Inc.*	257,756
19,949	Regeneron Pharmaceuticals, Inc.*	313,199
36,016	Rigel Pharmaceuticals, Inc.*	230,863
84,644	StemCells, Inc.*	96,494
29,410	Vanda Pharmaceuticals, Inc.*	299,982
11,860	Zymogenetics, Inc.*	55,149

		5,739,417

Building Products - 0.3%
16,089	AAON, Inc.	289,763
46,921	Builders FirstSource, Inc.*	182,523
11,914	Quanex Building Products Corp.	177,161
6,075	Universal Forest Products, Inc.	216,756

		866,203

Capital Markets - 1.4%
68,193	American Capital Ltd.*	182,757
45,011	Apollo Investment Corp.	405,099
30,751	Ares Capital Corp.	321,040
26,771	BlackRock Kelso Capital Corp.	195,696
7,415	Cohen & Steers, Inc.	143,332
3,297	Evercore Partners, Inc. Class A	107,614
35,022	FBR Capital Markets Corp.*	213,634
21,155	Fifth Street Finance Corp.	207,954
2,257	GAMCO Investors, Inc. Class A	95,223
40,525	GFI Group, Inc.	208,704
11,177	Hercules Technology Growth Capital, Inc.	104,840
29,419	Knight Capital Group, Inc. Class A*	495,710
16,234	Kohlberg Capital Corp.	86,203
58,126	MCG Capital Corp.*	231,923
13,359	optionsXpress Holdings, Inc.	208,801
6,180	Penson Worldwide, Inc.*	60,255
35,066	Prospect Capital Corp.	348,205
94	Teton Advisors, Inc. **(b)	0
40,097	TradeStation Group, Inc.*	309,549

		3,926,539

Chemicals - 2.3%
24,570	Arch Chemicals, Inc.	680,343
17,995	Balchem Corp.	496,482
15,380	H.B. Fuller Co.	293,912
20,481	Innophos Holdings, Inc.	396,307
20,052	Koppers Holdings, Inc.	523,758
29,362	Landec Corp.*	192,027
3,185	NewMarket Corp.	297,798
58,593	PolyOne Corp.*	326,949
14,287	Quaker Chemical Corp.	294,312
20,826	Rockwood Holdings, Inc.*	414,021
24,997	Sensient Technologies Corp.	632,174
44,189	ShengdaTech, Inc.*	267,343
17,585	Westlake Chemical Corp.	427,140
40,467	W.R. Grace & Co.*	885,824
25,841	Zep, Inc.	441,881

		6,570,271

The accompanying notes are an integral part of these financial statements.
54  DIREXION ANNUAL REPORT

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
October 31, 2009

Shares		Value

Commercial Banks - 3.8%
1,299	Alliance Financial Corp.	$33,826
6,684	Bank of Marin Bancorp.	220,639
30,869	Banner Corp.	94,768
7,494	Camden National Corp.	230,291
27,769	Cardinal Financial Corp.	226,317
5,050	City Holding Co.	154,379
19,787	Columbia Banking System, Inc.	290,869
32,125	Community Bank System, Inc.	597,846
11,910	Community Trust Bancorp, Inc.	293,224
17,074	Danvers Bancorp, Inc.	234,426
65,607	First BanCorp	123,997
26,913	First Commonwealth Financial Corp.	141,293
28,410	F.N.B. Corp.	201,143
19,475	Glacier Bancorp, Inc.	254,928
10,527	Great Southern Bancorp, Inc.	241,279
11,910	Hampton Roads Bankshares, Inc.	24,416
10,068	Hancock Holding Co.	365,166
43,126	Harleysville National Corp.	248,406
6,621	Independent Bank Corp.	140,829
46,126	Investors Bancorp, Inc.*	500,006
21,680	Lakeland Bancorp, Inc.	131,814
56,611	National Penn Bancshares, Inc.	318,154
12,275	NBT Bancorp, Inc.	267,595
24,986	Old Second Bancorp, Inc.	133,675
19,182	Oriental Financial Group, Inc.	204,288
55,918	Pacific Capital Bancorp	72,134
25,117	PacWest Bancorp	426,487
10,787	Park National Corp.	626,509
11,044	PrivateBancorp, Inc.	100,832
14,593	Prosperity Bancshares, Inc.	522,283
12,351	Suffolk Bancorp	345,334
28,799	Sun Bancorp, Inc.*	116,924
84,618	Susquehanna Bancshares, Inc.	466,245
11,665	SVB Financial Group*	481,181
3,627	S.Y. Bancorp, Inc.	81,063
2,617	Tompkins Financial Corp.	113,499
39,052	Trustmark Corp.	740,036
17,832	United Bankshares, Inc.	318,301
9,229	Westamerica Bancorporation	441,146
7,590	Wintrust Financial Corp.	214,114

		10,739,662

Commercial Services & Supplies - 1.8%
18,032	American Ecology Corp.	299,692
33,319	American Reprographics Co.*	199,914
19,293	Bowne & Co., Inc.	125,983
15,292	Cenveo, Inc.*	108,267
6,443	Clean Harbors, Inc.*	363,707
10,641	Consolidated Graphics, Inc.*	213,458
29,778	Deluxe Corp.	423,741
23,894	EnergySolutions, Inc.	199,276
13,697	Healthcare Services Group, Inc.	270,516
52,774	Herman Miller, Inc.	815,358
14,208	HNI Corp.	373,955
15,526	Mine Safety Appliances Co.	395,758
11,229	Mobile Mini, Inc.*	162,821
15,071	Multi-Color Corp.	199,992
11,290	Standard Parking Corp.*	198,704
10,962	SYKES Enterprises, Inc.*	260,238
5,967	Team, Inc.*	96,844
19,061	Tetra Tech, Inc.*	490,440

		5,198,664

Communications Equipment - 2.8%
122,637	3Com Corp.*	630,354
38,126	Acme Packet, Inc.*	373,254
31,279	ADC Telecommunications, Inc.*	203,001
17,485	Adtran, Inc.	402,854
31,067	Airvana, Inc.*	189,819
10,702	Anaren, Inc.*	156,463
26,451	Avocent Corp.*	657,836
5,764	DG FastChannel, Inc.*	120,871
109,654	Extreme Networks*	218,211
8,858	Hughes Communications, Inc.*	206,569
31,144	Ixia*	207,108
4,423	KVH Industries, Inc.*	46,442
33,738	NETGEAR, Inc.*	615,044
26,408	Oplink Communications, Inc.*	391,631
43,626	Palm, Inc.*	506,498
55,003	Parkervision, Inc.*	152,358
26,530	Polycom, Inc.*	569,599
32,297	ShoreTel, Inc.*	212,191
15,514	Starent Networks Corp.*	523,442
65,310	Tekelec*	980,956
20,826	ViaSat, Inc.*	607,078

		7,971,579

Computers & Peripherals - 0.5%
47,727	Adaptec, Inc.*	152,249
6,254	Compellent Technologies, Inc.*	114,698
38,081	Immersion Corp.*	139,757
29,663	Novatel Wireless, Inc.*	264,594
38,368	Silicon Graphics International Corp.*	228,673
26,594	Super Micro Computer, Inc.*	214,348
10,863	Synaptics, Inc.*	244,418

		1,358,737

Construction & Engineering - 0.6%
12,245	Comfort Systems USA, Inc.	133,471
12,333	Dycom Industries, Inc.*	121,850
20,827	EMCOR Group, Inc.*	491,933

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  55

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
October 31, 2009

Shares		Value

Construction & Engineering (continued)
46,242	Furmanite Corp.*	$165,546
39,474	Great Lakes Dredge & Dock Corp.	241,976
6,163	Layne Christensen Co.*	159,622
2,487	Michael Baker Corp.*	88,786
6,819	Orion Marine Group, Inc.*	129,834
16,891	Pike Electric Corp.*	211,982

		1,745,000

Construction Materials - 0.0%†
85,336	U.S. Concrete, Inc.*	137,391

Consumer Finance - 0.4%
16,678	Cash America International, Inc.	504,676
15,542	First Cash Financial Services, Inc.*	267,012
8,052	Nelnet, Inc. Class A*	112,970
5,982	World Acceptance Corp.*	150,088

		1,034,746

Containers & Packaging - 0.4%
88,897	Boise, Inc.*	424,928
21,893	Myers Industries, Inc.	192,002
12,139	Rock-Tenn Co. Class A	531,687

		1,148,617

Distributors - 0.0%†
4,476	Core-Mark Holding Co., Inc.*	122,508

Diversified Consumer Services - 1.1%
5,744	American Public Education, Inc.*	183,234
14,277	Capella Education Co.*	983,684
25,338	Corinthian Colleges, Inc.*	401,861
23,162	K12, Inc.*	371,518
2,335	Pre-Paid Legal Services, Inc.*	92,326
43,036	Regis Corp.	698,905
21,206	Sotheby’s	336,327
6,250	Universal Technical Institute, Inc.*	112,438

		3,180,293

Diversified Financial Services - 0.2%
8,174	Financial Federal Corp.	166,913
76,855	NewStar Financial, Inc.*	192,906
5,967	Pico Holdings, Inc.*	202,520

		562,339

Diversified Telecommunication - 0.4%
32,385	Alaska Communications Systems Group, Inc.	251,955
2,835	Atlantic Tele-Network, Inc.	129,956
19,383	Neutral Tandem, Inc.*	408,788
104,139	PAETEC Holding Corp.*	337,411

		1,128,110

Electric Utilities - 1.6%
59,258	Cleco Corp.	1,466,636
44,084	El Paso Electric Co.*	826,575
46,257	IDACORP, Inc.	1,299,359
27,413	PNM Resources, Inc.	293,867
34,171	Portland General Electric Co.	635,239

		4,521,676

Electrical Equipment - 1.8%
12,947	Acuity Brands, Inc.	409,902
13,744	American Superconductor Corp.*	460,699
14,728	Baldor Electric Co.	380,719
14,732	Belden, Inc.	338,099
15,159	Brady Corp. Class A	410,506
59,438	Evergreen Solar, Inc.*	86,185
7,306	Franklin Electric Co., Inc.	199,308
38,056	GrafTech International Ltd.*	513,756
14,220	Harbin Electric, Inc.*	226,525
24,429	II-VI, Inc.*	646,635
22,198	Polypore International, Inc.*	243,290
2,451	Powell Industries, Inc.*	90,148
11,339	Regal-Beloit Corp.	531,572
90,320	Valence Technology, Inc.*	116,513
19,075	Woodward Governor Co.	448,453

		5,102,310

Electronic Equipment, Instruments - 1.4%
19,290	Anixter International, Inc.*	807,287
15,843	Brightpoint, Inc.*	116,763
12,306	Checkpoint Systems, Inc.*	166,992
12,544	Cognex Corp.	201,833
17,904	Comverge, Inc.*	204,285
8,645	Electro Scientific Industries, Inc.*	94,576
5,301	FARO Technologies, Inc.*	81,953
14,502	Insight Enterprises, Inc.*	152,561
28,501	IPG Photonics Corp.*	389,324
6,875	Littelfuse, Inc.*	189,475
26,607	Maxwell Technologies, Inc.*	477,064
29,381	PC Connection, Inc.*	172,760
22,951	PC Mall, Inc.*	162,723
28,365	Rofin-Sinar Technologies, Inc.*	608,429
6,084	SYNNEX Corp.*	156,541

		3,982,566

Energy Equipment & Services - 1.7%
9,220	Bristow Group, Inc.*	268,763
59,580	Complete Production Services, Inc.*	567,798
9,203	Dril-Quip, Inc.*	447,174
14,574	Gulf Island Fabrication, Inc.	278,655
9,919	Gulfmark Offshore, Inc.*	274,459
27,864	Hercules Offshore, Inc.*	142,942
22,491	Hornbeck Offshore Services, Inc.*	546,756
8,108	Lufkin Industries, Inc.	462,561
6,302	NATCO Group, Inc. Class A*	275,271
8,107	OYO Geospace Corp.*	212,809
83,539	Parker Drilling Co.*	434,403
43,560	Pioneer Drilling Co.*	291,416

The accompanying notes are an integral part of these financial statements.
56  DIREXION ANNUAL REPORT

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
October 31, 2009

Shares		Value

Energy Equipment & Services (continued)
27,622	RPC, Inc.	$258,266
3,981	T-3 Energy Services, Inc.*	79,700
35,275	TGC Industries, Inc.*	153,446
12,494	Willbros Group, Inc.*	164,171

		4,858,590

Food & Staples Retailing - 0.7%
17,860	Andersons, Inc.	554,196
16,081	Casey’s General Stores, Inc.	507,034
14,034	Susser Holdings Corp.*	166,864
13,585	United Natural Foods, Inc.*	327,534
3,480	Weis Markets, Inc.	123,192
18,900	Winn-Dixie Stores, Inc.*	209,601

		1,888,421

Food Products - 1.0%
6,250	Alico, Inc.	181,750
2,531	American Dairy, Inc.*	73,247
26,028	Darling International, Inc.*	180,895
5,274	Diamond Foods, Inc.	159,011
33,763	Fresh Del Monte Produce, Inc.*	732,995
15,740	Imperial Sugar Co.	196,593
13,898	J & J Snack Foods Corp.	544,385
6,078	Lancaster Colony Corp.	295,269
6,431	Sanderson Farms, Inc.	235,310
6,217	Zhongpin, Inc.*	82,748

		2,682,203

Gas Utilities - 1.1%
6,731	Chesapeake Utilities Corp.	213,238
22,573	New Jersey Resources Corp.	794,570
40,827	Nicor, Inc.	1,513,865
23,258	Piedmont Natural Gas Co., Inc.	541,446

		3,063,119

Health Care Equipment & Suppliers - 3.3%
37,458	ABIOMED, Inc.*	338,995
32,218	Align Technology, Inc.*	506,467
7,920	Analogic Corp.	295,733
29,948	Conceptus, Inc.*	525,288
9,193	CONMED Corp.*	194,800
32,423	CryoLife, Inc.*	194,538
26,826	Cyberonics, Inc.*	387,904
21,017	Cynosure, Inc. Class A*	210,590
8,114	Haemonetics Corp.*	417,871
9,990	ICU Medical, Inc.*	349,650
29,129	Insulet Corp.*	323,332
28,348	Invacare Corp.	635,845
20,164	MAKO Surgical Corp.*	182,484
12,828	Meridian Bioscience, Inc.	284,653
29,918	Natus Medical, Inc.*	415,561
11,530	NuVasive, Inc.*	418,424
16,785	Orthofix International NV*	537,119
19,938	Palomar Medical Technologies, Inc.*	202,570
7,725	SonoSite, Inc.*	191,503
41,891	Stereotaxis, Inc.*	151,227
32,533	STERIS Corp.	951,915
14,711	Synovis Life Technologies, Inc.*	177,415
17,875	Thoratec Corp.*	469,398
10,359	West Pharmaceutical Services, Inc.	408,870
20,683	Zoll Medical Corp.*	401,664

		9,173,816

Health Care Providers & Services - 3.1%
3,439	Air Methods Corp.*	105,027
16,738	AMERIGROUP Corp.*	369,073
22,737	AmSurg Corp.*	479,069
11,599	Bio-Reference Labs, Inc.*	374,996
43,742	Capital Senior Living Corp.*	231,395
11,600	Catalyst Health Solutions, Inc.*	363,892
6,921	Corvel Corp.*	197,249
30,198	Cross Country Healthcare, Inc.*	249,435
23,578	Emeritus Corp.*	439,965
21,173	Hanger Orthopedic Group, Inc.*	293,034
47,346	Health Grades, Inc.*	205,482
27,942	HEALTHSOUTH Corp.*	408,233
33,055	Healthways, Inc.*	531,524
8,181	HMS Holdings Corp.*	351,210
15,794	IPC The Hospitalist Co., Inc.*	478,558
14,743	Kindred Healthcare, Inc.*	216,722
3,410	MWI Veterinary Supply, Inc.*	120,714
30,622	Owens & Minor, Inc.	1,252,134
50,431	PSS World Medical, Inc.*	1,019,715
17,796	Psychiatric Solutions, Inc.*	367,309
5,878	RehabCare Group, Inc.*	110,213
25,718	Skilled Healthcare Group, Inc. Class A*	206,773
81,082	Sunrise Senior Living, Inc.*	337,301

		8,709,023

Health Care Technology - 0.4%
17,780	Eclipsys Corp.*	333,375
31,506	Omnicell, Inc.*	310,019
29,163	Phase Forward, Inc.*	382,327

		1,025,721

Hotels Restaurants & Leisure - 2.2%
8,105	Ameristar Casinos, Inc.	119,306
17,239	Bally Technologies, Inc.*	679,044
6,199	BJ’s Restaurants, Inc.*	98,936
60,826	Bluegreen Corp.*	174,571
16,557	Buffalo Wild Wings, Inc.*	679,003
7,489	California Pizza Kitchen, Inc.*	97,282
7,283	Cec Entertainment, Inc.*	212,736
35,251	Cheesecake Factory, Inc.*	640,863
3,003	Churchill Downs, Inc.	94,234
29,384	Domino’s Pizza, Inc.*	215,679
35,287	Dover Downs Gaming & Entertainment, Inc.	167,613

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  57

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
October 31, 2009

Shares		Value

Hotels Restaurants & Leisure (continued)
48,555	Jack in The Box, Inc.*	$910,892
43,679	Morgans Hotel Group Co.*	145,014
12,347	Peet’s Coffee & Tea, Inc.*	419,798
7,501	P.F. Chang’s China Bistro, Inc.*	218,954
55,035	Pinnacle Entertainment, Inc.*	465,046
16,717	Ruby Tuesday, Inc.*	111,335
19,212	Sonic Corp.*	179,632
9,307	Vail Resorts, Inc.*	320,533
53,571	Youbet.com, Inc.*	123,749

		6,074,220

Household Durables - 1.3%
47,725	American Greetings Corp. Class A	970,727
4,163	Blyth, Inc.	147,495
58,378	Furniture Brands International, Inc.*	248,107
9,438	Helen of Troy Ltd.*	215,564
16,292	La-Z-Boy, Inc.	115,673
9,912	Meritage Homes Corp.*	180,795
1,516	National Presto Industries, Inc.	131,786
103,610	Standard Pacific Corp.*	310,830
23,698	Tempur-Pedic International, Inc.*	459,030
19,822	Tupperware Brands Corp.	892,386

		3,672,393

Household Products - 0.1%
8,886	Orchids Paper Products Co.*	159,059
5,319	WD-40 Co.	167,496

		326,555

Industrial Conglomerates - 0.1%
244	Seaboard Corp.	329,644

Insurance - 2.4%
13,263	American Safety Insurance Holdings Ltd.*	196,558
181,277	Conseco, Inc.*	944,452
7,833	eHealth, Inc.*	111,464
45,807	Employers Holdings, Inc.	678,860
10,710	First Mercury Financial Corp.	136,017
7,329	FPIC Insurance Group, Inc.*	247,940
16,123	Greenlight Capital Re Ltd. Class A*	300,855
38,896	Hilltop Holdings, Inc.*	460,529
13,457	Infinity Property & Casualty Corp.	520,382
6,396	Kansas City Life Insurance Co.	171,669
15,801	Maiden Holdings Ltd.	109,501
14,606	Max Capital Group Ltd.	301,614
18,177	Meadowbrook Insurance Group, Inc.	122,331
27,323	Montpelier Re Holdings Ltd.	441,540
11,936	NYMAGIC, Inc.	170,565
21,271	Seabright Insurance Holdings, Inc.*	237,810
51,824	Selective Insurance Group	793,943
12,794	Tower Group, Inc.	314,477
35,543	United America Indemnity Ltd. Class A*	249,156
21,731	United Fire & Casualty Co.	379,858

		6,889,521

Internet & Catalog Retail - 0.1%
29,200	Gaiam, Inc. Class A*	190,676
15,644	Orbitz Worldwide, Inc.*	81,818

		272,494

Internet Software & Services - 1.5%
40,065	Art Technology Group, Inc.*	165,068
7,583	Constant Contact, Inc.*	125,650
12,084	Digital River, Inc.*	275,878
102,335	EarthLink, Inc.	828,913
24,593	GSI Commerce, Inc.*	466,529
20,164	Liquidity Services, Inc.*	193,978
47,507	Marchex, Inc. Class B	215,207
8,171	MercadoLibre, Inc.*	292,440
49,931	ModusLink Global Solutions, Inc.*	410,433
37,587	NIC, Inc.	329,262
15,594	Travelzoo, Inc.*	215,509
27,525	ValueClick, Inc.*	270,846
17,420	Vocus, Inc.*	315,302
115,281	Zix Corp.*	210,964

		4,315,979

IT Services - 2.0%
35,108	CIBER, Inc.*	113,048
34,459	CSG Systems International, Inc.*	563,060
21,865	CyberSource Corp.*	358,149
15,394	Euronet Worldwide, Inc.*	364,068
19,061	Exlservice Holdings, Inc.*	259,420
18,749	Gartner, Inc.*	349,106
11,854	Heartland Payment Systems, Inc.	145,686
29,883	iGATE Corp.	263,867
17,174	MAXIMUS, Inc.	794,470
6,523	NCI, Inc. Class A*	175,534
27,236	RightNow Technologies, Inc.*	415,621
13,193	SRA International, Inc. Class A*	247,501
22,845	StarTek, Inc.*	132,501
10,269	TeleTech Holdings, Inc.*	183,712
24,713	TNS, Inc.*	698,390
22,427	Virtusa Corp.*	201,394
12,139	Wright Express Corp.*	338,799

		5,604,326

Leisure Equipment & Products - 0.7%
27,917	Brunswick Corp.	264,653
84,882	Eastman Kodak Co.*	318,308
32,878	Leapfrog Enterprises, Inc.*	108,497
9,686	Polaris Industries, Inc.	407,490

The accompanying notes are an integral part of these financial statements.
58  DIREXION ANNUAL REPORT

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
October 31, 2009

Shares		Value

Leisure Equipment & Products (continued)
15,305	Pool Corp.	$299,672
16,959	RC2 Corp.*	221,485
20,485	Sport Supply Group, Inc.	211,405

		1,831,510

Life Sciences Tools & Services - 1.2%
22,377	Affymetrix, Inc.*	117,032
24,334	BioDelivery Sciences International, Inc.*	96,849
5,599	Dionex Corp.*	380,060
44,398	Enzo Biochem, Inc.*	244,633
47,827	Harvard Bioscience, Inc.*	173,134
22,004	Life Sciences Research, Inc.*	185,494
53,493	PAREXEL International Corp.*	669,732
27,790	Varian, Inc.*	1,422,848

		3,289,782

Machinery - 2.8%
17,953	Actuant Corp. Class A	280,246
29,869	Albany International Corp. Class A	497,618
8,956	Ampco-Pittsburgh Corp.	240,916
17,764	Astec Industries, Inc.*	408,572
39,922	Blount International, Inc.*	360,895
10,332	Cascade Corp.	256,647
8,993	Chart Industries, Inc.*	177,792
16,884	China Fire & Security Group, Inc.*	240,090
24,161	Colfax Corp.*	262,872
23,835	Columbus McKinnon Corp.*	394,469
19,597	EnPro Industries, Inc.*	442,500
22,138	Force Protection, Inc.*	97,407
9,942	Greenbrier Cos, Inc.	88,285
22,959	Kaydon Corp.	803,335
3,900	Lindsay Corp.	128,037
11,750	Mueller Industries, Inc.	278,005
36,597	Mueller Water Products, Inc. Class A	163,955
10,638	Nordson Corp.	561,367
8,388	Robbins & Myers, Inc.	194,602
27,238	Sauer-Danfoss, Inc.	196,114
21,834	SmartHeat, Inc.*	195,196
5,892	Tennant Co.	157,081
39,622	Titan International, Inc.	332,825
43,777	Trimas Corp.*	196,997
3,824	Twin Disc, Inc.	35,907
28,703	Watts Water Technologies, Inc. Class A	810,859

		7,802,589

Marine - 0.1%
8,152	Genco Shipping & Trading Ltd.	162,143

Media - 1.2%
8,381	Arbitron, Inc.	181,700
104,762	Belo Corp. Class A	492,381
25,047	Cinemark Holdings, Inc.	290,295
18,384	CKX, Inc.*	117,658
12,374	Fisher Communications, Inc.*	241,169
25,917	Global Sources Ltd.*	160,426
38,708	Harte-Hanks, Inc.	454,432
26,454	Live Nation, Inc.*	176,184
13,332	National CineMedia, Inc.	213,312
31,678	RCN Corp.*	264,195
11,916	Rentrak Corp.*	183,149
7,129	Scholastic Corp.	177,298
90,931	Sinclair Broadcast Group, Inc. Class A	358,268

		3,310,467

Metals & Mining - 0.5%
15,242	Brush Engineered Materials, Inc.*	281,215
14,383	Century Aluminum Co.*	124,701
41,201	General Steel Holdings, Inc.*	153,268
8,883	Olympic Steel, Inc.	224,740
47,652	Worthington Industries, Inc.	526,554

		1,310,478

Multiline Retail - 0.1%
14,826	99 Cents Only Stores*	168,572
16,832	Tuesday Morning Corp.*	54,367

		222,939

Multi-Utilities - 0.5%
53,613	Avista Corp.	1,016,503
9,396	CH Energy Group, Inc.	389,088

		1,405,591

Oil, Gas & Consumable Fuels - 2.3%
12,089	Arena Resources, Inc.*	450,436
33,346	Atlas Energy, Inc.	872,997
13,550	Berry Petroleum Co. Class A	343,628
12,153	Bill Barrett Corp.*	376,500
96,759	Brigham Exploration Co.*	919,210
38,258	Clean Energy Fuels Corp.*	443,793
3,827	Contango Oil & Gas Co.*	182,357
53,345	Crosstex Energy, Inc.	299,799
31,725	Golar LNG Ltd.	382,604
13,355	Nordic American Tanker Shipping Ltd.	377,947
62,679	Patriot Coal Corp.*	708,272
14,597	Petroleum Development Corp.*	243,770
3,919	PrimeEnergy Corp.*	120,901
26,226	Toreador Resources Corp.*	223,708
57,160	VAALCO Energy, Inc.*	243,502
86,730	Warren Resources, Inc.*	187,337
20,338	Westmoreland Coal Co.*	134,027

		6,510,788

Paper & Forest Products - 0.3%
3,586	Clearwater Paper Corp.*	162,338
13,141	Domtar Corp.*	550,477
32,832	Louisiana-Pacific Corp.*	172,368

		885,183

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  59

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
October 31, 2009

Shares		Value

Personal Products - 0.7%
66,516	American Oriental Bioengineering, Inc.*	$263,403
64,953	Bare Escentuals, Inc.*	820,357
6,158	Chattem, Inc.*	390,232
36,633	Revlon, Inc. Class A*	308,816
5,412	USANA Health Sciences, Inc.*	155,974

		1,938,782

Pharmaceuticals - 1.3%
13,941	Ardea Biosciences, Inc.*	188,204
14,099	Auxilium Pharmaceuticals, Inc.*	443,555
96,597	AVANIR Pharmaceuticals, Inc. Class A*	176,773
30,904	Biodel, Inc.*	129,179
18,453	Hi-Tech Pharmacal Co., Inc.*	336,583
28,938	Matrixx Initiatives, Inc.*	130,221
24,615	Medicis Pharmaceutical Corp. Class A	521,100
90,811	Nektar Therapeutics*	737,384
24,678	Obagi Medical Products, Inc.*	252,209
38,284	Pain Therapeutics, Inc.*	194,100
31,876	Questcor Pharmaceuticals, Inc.*	144,717
3,211	Repros Therapeutics, Inc.*	2,986
62,612	ViroPharma, Inc.*	472,094

		3,729,105

Professional Services - 0.9%
15,196	Advisory Board Co.*	374,429
42,441	Hill International, Inc.*	285,204
8,279	Kelly Services, Inc. Class A	91,731
35,774	Kforce, Inc.*	419,629
14,151	Korn Ferry International*	225,850
39,597	Navigant Consulting, Inc.*	563,862
48,654	On Assignment, Inc.*	293,870
13,871	TrueBlue, Inc.*	167,839
2,876	VSE Corp.	125,940

		2,548,354

Real Estate Investment Trusts - 5.4%
38,915	Acadia Realty Trust	618,749
2,253	Agree Realty Corp.	52,562
2,022	Alexander’s, Inc.*	535,668
51,198	American Campus Communities, Inc.	1,383,371
31,023	BioMed Realty Trust, Inc.	420,982
65,433	CapLease, Inc.	224,435
22,532	CBL & Associates Properties, Inc.	183,861
42,357	Cogdell Spencer, Inc.	196,536
55,729	DCT Industrial Trust, Inc.	252,452
43,521	Developers Diversified Realty Corp.	373,845
12,498	DuPont Fabros Technology, Inc.*	188,470
42,824	Education Realty Trust, Inc.	214,548
11,064	Entertainment Properties Trust	376,397
32,082	Equity One, Inc.	478,663
27,338	Extra Space Storage, Inc.	261,625
18,698	Franklin Street Properties Corp.	201,564
17,998	Getty Realty Corp.	441,131
64,209	Glimcher Realty Trust	173,364
35,503	Hatteras Financial Corp.	997,635
72,204	Hersha Hospitality Trust	184,842
12,794	Home Properties, Inc.	501,269
41,948	Inland Real Estate Corp.	359,914
58,034	Investors Real Estate Trust	485,745
11,849	Kilroy Realty Corp.	327,269
74,369	Lexington Realty Trust	311,606
7,331	LTC Properties, Inc.	174,111
25,368	Medical Properties Trust, Inc.	202,944
70,487	MFA Financial, Inc.	523,014
8,936	Mid-America Apartment Communities, Inc.	391,576
60,966	National Retail Properties, Inc.	1,181,522
26,075	OMEGA Healthcare Investors, Inc.	395,297
36,431	Pennsylvania Real Estate Investment Trust	267,039
14,036	Post Properties, Inc.	231,454
12,584	Potlatch Corp.	351,219
8,220	PS Business Parks, Inc.	402,533
24,533	Redwood Trust, Inc.	341,990
6,870	Saul Centers, Inc.	211,321
6,455	Urstadt Biddle Properties, Inc Class A	95,340
8,882	Walter Investment Management Corp.	115,644
18,443	Washington Real Estate Investment Trust	492,428
18,724	Winthrop Realty Trust	167,767

		15,291,702

Real Estate Management & Development - 0.1%
1,716	Consolidated-Tomoka Land Co.	59,030
12,390	Tejon Ranch Co.*	322,884

		381,914

Road & Rail - 1.1%
8,953	AMERCO, Inc.*	378,443
18,125	Arkansas Best Corp.	467,988
23,835	Celadon Group, Inc.*	232,630
15,239	Genesee & Wyoming, Inc. Class A*	442,083
18,094	Knight Transportation, Inc.	290,228
8,803	Old Dominion Freight Line, Inc.*	228,790
16,740	Saia, Inc.*	245,408
41,784	Werner Enterprises, Inc.	783,450

		3,069,020

The accompanying notes are an integral part of these financial statements.
60  DIREXION ANNUAL REPORT

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
October 31, 2009

Shares		Value

Semiconductors & Semiconductor Equipment - 3.5%
8,267	Actel Corp.*	$98,543
37,158	Advanced Energy Industries, Inc.*	453,699
20,854	Applied Micro Circuits Corp.*	163,078
57,764	Atheros Communications, Inc.*	1,422,149
30,767	ATMI, Inc.*	466,120
22,969	Cabot Microelectronics Corp.*	734,549
9,401	Cymer, Inc.*	321,890
31,274	Diodes, Inc.*	512,268
7,200	DSP Group, Inc.*	41,616
31,843	FEI Co.*	758,182
6,775	Hittite Microwave Corp.*	249,320
6,736	Intellon Corp.*	46,276
46,175	MEMSIC, Inc.*	156,995
45,139	Micrel, Inc.	337,188
25,692	Microsemi Corp.*	341,961
75,443	Microtune, Inc.*	129,008
60,411	MIPS Technologies, Inc.*	238,623
5,721	Netlogic Microsystems, Inc.*	217,455
49,111	OmniVision Technologies, Inc.*	602,101
17,328	Power Integrations, Inc.	540,634
24,387	Silicon Image, Inc.*	51,457
52,996	Skyworks Solutions, Inc.*	552,748
12,644	Supertex, Inc.*	306,617
21,215	Techwell, Inc.*	220,212
15,389	Tessera Technologies, Inc.*	340,251
105,574	Trident Microsystems, Inc.*	198,479
24,325	Volterra Semiconductor Corp.*	336,901

		9,838,320

Software - 4.2%
14,144	Actuate Corp.*	70,861
27,655	Ariba, Inc.*	326,882
42,990	Blackbaud, Inc.	953,948
10,016	Blackboard, Inc.*	355,268
12,593	Concur Technologies, Inc.*	448,815
35,595	Deltek, Inc.*	254,504
6,844	Ebix, Inc.*	421,590
10,896	ePlus, Inc.*	163,876
28,141	GSE Systems, Inc.*	169,409
60,980	Informatica Corp.*	1,294,605
26,521	Jack Henry & Associates, Inc.	611,839
43,519	Lawson Software, Inc.*	274,605
31,183	Monotype Imaging Holdings, Inc.*	234,496
56,469	Parametric Technology Corp.*	841,953
4,744	Pegasystems, Inc.	136,010
57,508	Phoenix Technologies Ltd.*	134,569
39,147	Progress Software Corp.*	904,296
10,584	QAD, Inc.	48,263
64,312	Quest Software, Inc.*	1,078,512
4,089	Renaissance Learning, Inc.	37,128
22,551	S1 Corp.*	135,306
25,001	Smith Micro Software, Inc.*	227,009
22,003	Solera Holdings, Inc.	708,937
7,008	Sourcefire, Inc.*	142,262
25,422	Take-Two Interactive Software, Inc.*	278,879
9,886	Taleo Corp. Class A*	214,922
21,378	THQ, Inc.*	111,807
134,325	TIBCO Software, Inc.*	1,175,344
28,410	VASCO Data Security International, Inc.*	172,733

		11,928,628

Specialty Retail - 2.3%
18,532	AnnTaylor Stores Corp.*	240,360
6,811	Big 5 Sporting Goods Corp.	100,462
12,635	Cabela’s, Inc.*	158,822
28,170	Cato Corp. Class A	555,231
23,408	Childrens Place Retail Stores, Inc.*	736,182
4,637	Citi Trends, Inc.*	122,092
20,282	Collective Brands, Inc.*	376,231
14,339	Conn’s, Inc.*	90,479
14,211	Dress Barn, Inc.*	256,509
13,381	Finish Line, Inc. Class A	135,683
24,294	Gander Mountain Co.*	121,227
6,083	Genesco, Inc.*	158,584
9,226	Gymboree Corp.*	392,751
28,029	Hibbett Sports, Inc.*	525,263
6,211	Lumber Liquidators, Inc.*	131,984
28,635	Pier 1 Imports, Inc.*	100,795
20,897	Rent-A-Center, Inc.*	383,669
29,731	Sally Beauty Holdings, Inc.*	200,684
14,375	Shoe Carnival, Inc.*	215,769
19,512	Sonic Automotive, Inc. Class A*	174,437
29,888	Talbots, Inc.	271,084
11,362	Tractor Supply Co.*	507,881
35,100	Tween Brands, Inc.*	297,648
99,272	Wet Seal, Inc. Class A*	316,678

		6,570,505

Textiles, Apparel & Luxury Goods - 1.8%
55,617	Carter’s, Inc.*	1,312,560
11,276	Columbia Sportswear Co.	429,052
69,328	Crocs, Inc.*	421,514
4,149	Deckers Outdoor Corp.*	372,041
5,971	Maidenform Brands, Inc.*	83,833
4,941	Steven Madden Ltd.*	200,111
13,778	Timberland Co. Class A*	222,928
21,517	True Religion Apparel, Inc.*	554,493
10,475	Under Armour, Inc. Class A*	281,254
12,985	Volcom, Inc.*	215,681
14,490	Warnaco Group, Inc.*	587,279
15,570	Wolverine World Wide, Inc.	398,281

		5,079,027

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  61

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
October 31, 2009

Shares		Value

Thrifts & Mortgage Finance - 1.5%
8,104	Berkshire Hills Bancorp, Inc.	$166,537
57,913	Brookline Bancorp, Inc.	566,968
25,339	Dime Community Bancshares	278,476
68,467	Doral Financial Corp.*	194,446
2,560	First Defiance Financial Corp.	36,915
18,877	First Financial Holdings, Inc.	254,651
23,264	First Financial Northwest, Inc.	137,723
20,647	Meridian Interstate Bancorp, Inc.*	177,564
39,594	MGIC Investment Corp.*	170,650
6,824	NASB Financial, Inc.	167,870
104,782	NewAlliance Bancshares, Inc.	1,160,984
18,941	Provident Financial Services, Inc.	203,616
79,844	Radian Group, Inc.	462,297
13,468	Roma Financial Corp.	166,869
16,122	United Financial Bancorp, Inc.	207,168

		4,352,734

Tobacco - 0.2%
28,158	Alliance One International, Inc.*	124,177
7,915	Universal Corp.	329,185

		453,362

Trading Companies & Distributors - 0.4%
31,325	Aceto Corp.	173,541
14,840	Aircastle Ltd.	117,533
26,783	H&E Equipment Services, Inc.*	283,900
5,588	Houston Wire & Cable Co.	67,559
18,908	TAL International Group, Inc.	224,249
7,552	Watsco, Inc.	386,812

		1,253,594

Water Utilities - 0.1%
17,485	Cadiz, Inc.*	186,915
12,027	Southwest Water Co.	66,990

		253,905

Wireless Telecommunication Services - 0.1%
21,670	Syniverse Holdings, Inc.*	371,207

	TOTAL COMMON STOCK (Cost $198,229,024)	$225,354,177

SHORT TERM INVESTMENTS - 24.0%
MONEY MARKET FUNDS - 24.0%
7,256,314	AIM Short Term Investment Treasury, 0.05% (a)	7,256,314
60,236,467	Goldman Sachs Financial Square Government Fund, 0.01% (a)	60,236,467

	TOTAL SHORT TERM INVESTMENTS (Cost $67,492,781)	$67,492,781

RIGHTS - 0.0%**
4,870	Winthrop Realty Trust - Rights (Cost $0)	$0

	TOTAL INVESTMENTS (Cost $265,721,805) - 103.9% (c)	$292,846,958
	Liabilities in Excess of Other Assets - (3.9%)	(11,107,509)

	NET ASSETS - 100.0%	$281,739,449

Percentages are stated as a percent of net assets.

(*)	Non - Income producing security.
(†)	Less than 0.05%.

(**)	Security is fair valued.

(a)	Represents annualized seven-day yield at October 31, 2009.
(b)	This security is not segregated as collateral for swap contracts. Total value of securities segregated amounted to $269,300,542.

(c)	All or a portion of these securities have been segregated as collateral for swap contracts.

Direxion Daily Small Cap Bull 3X Shares
Swap Equity Contracts
October 31, 2009

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Morgan Stanley Capital Services	Russell 2000 Index	238,000	$139,737,202	8/2/2010	$(5,755,665)
Merrill Lynch International	Russell 2000 Index	303,000	176,028,128	2/24/2011	(5,192,601)
Credit Suisse Capital, LLC	Russell 2000 Index	233,100	139,276,371	2/25/2011	(7,978,685)
Deutsche Bank AG London	Russell 2000 Index	323,200	189,255,253	8/22/2014	(7,175,002)

			$644,296,954		$(26,101,953)

The accompanying notes are an integral part of these financial statements.
62  DIREXION ANNUAL REPORT

Direxion Daily Small Cap Bear 3X Shares
Schedule of Investments
October 31, 2009

Shares		Value

SHORT TERM INVESTMENTS - 88.2%
MONEY MARKET FUNDS - 88.2%
1,000,000	AIM Short Term Investment Treasury, 0.05% (a)	$1,000,000
420,312,546	Goldman Sachs Financial Square Government Fund, 0.01% (a)	420,312,546

	TOTAL SHORT TERM INVESTMENTS (Cost $421,312,546)	$421,312,546

	TOTAL INVESTMENTS (Cost $421,312,546) - 88.2% (b)	$421,312,546
	Other Assets in Excess of Liabilities - 11.8%	56,531,772

	NET ASSETS - 100.0%	$477,844,318

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at October 31, 2009.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $292,796,685.
Direxion Daily Small Cap Bear 3X Shares
Short Equity Swap Contracts
October 31, 2009

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Morgan Stanley Capital Services	Russell 2000 Index	293,000	$175,230,787	4/27/2010	$10,227,953
Deutsche Bank AG London	Russell 2000 Index	1,475,200	850,882,154	6/18/2010	18,726,456
Merrill Lynch International	Russell 2000 Index	10,000	6,007,398	8/2/2010	371,645
Credit Suisse Capital, LLC	Russell 2000 Index	766,600	446,238,764	1/10/2011	14,042,558

			$1,478,359,103		$43,368,612

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  63

Direxion Daily Developed Markets Bull 3X Shares
Schedule of Investments
October 31, 2009

Shares		Value

COMMON STOCK - 77.2%
Australia - 3.7%
10,070	BHP Billiton Ltd. ADR	$660,391
1,556	Sims Metal Management Ltd. ADR	27,510

		687,901

Belgium - 0.8%
2,325	Delhaize Group SA ADR	157,635

Bermuda - 0.3%
2,741	Frontline Ltd.	63,948

Britain - 18.4%
6,870	AstraZeneca PLC ADR	308,532
2,582	Barclays PLC ADR	53,964
5,566	BHP Billiton PLC ADR	301,677
165	BP PLC ADR	9,342
1,506	British American Tobacco PLC ADR	96,730
12,487	British Sky Broadcasting Group PLC ADR	434,173
10,191	BT Group PLC ADR	217,578
13,408	Cadbury PLC ADR	678,981
3,192	Carnival PLC ADR	98,888
404	Diageo PLC ADR	26,268
1,501	GlaxoSmithKline PLC ADR	61,781
5,960	HSBC Holdings PLC ADR	330,124
6,749	Intercontinental Hotels Group PLC ADR	85,780
3,963	Lloyds Banking Group PLC ADR	22,074
1,160	National Grid PLC ADR	57,548
13,113	Pearson PLC ADR	178,468
1,383	Prudential PLC ADR	25,018
5,421	Reed Elsevier PLC ADR	163,497
864	Rio Tinto PLC ADR	153,818
428	Royal Bank of Scotland Group PLC ADR*	5,842
1,603	Smith & Nephew PLC ADR	70,901
1,068	Tomkins PLC ADR	11,620
1,772	Unilever PLC ADR	52,859
962	Vodafone Group PLC ADR	21,347

		3,466,810

Denmark - 2.3%
7,012	Novo Nordisk A/S ADR	435,796

Finland - 0.2%
3,257	Nokia OYJ ADR	41,071

France - 6.1%
44,418	Alcatel-Lucent ADR*	163,902
21,128	AXA SA ADR	523,974
8,004	Cie Generale de Geophysique-Veritas ADR*	158,799
4,494	France Telecom SA ADR	113,339
1,883	Sanofi-Aventis SA ADR	69,520
1,795	Total SA ADR	107,826
321	Veolia Environnement ADR	10,471

		1,147,831

Germany - 5.6%
5,570	Allianz SE ADR	63,220
9,285	Daimler AG	447,816
393	Deutsche Bank AG	28,151
3,306	Deutsche Telekom AG ADR	44,763
4,871	Fresenius Medical Care AG & Co KGaA ADR	235,562
2,014	SAP AG ADR	91,174
1,573	Siemens AG ADR	141,601

		1,052,287

Greece - 1.0%
3,503	Coca Cola Hellenic Bottling Co. SA ADR	91,954
8,599	Hellenic Telecommunications Organization SA ADR	72,920
3,614	National Bank of Greece SA ADR*	26,274

		191,148

Hong Kong - 0.2%
12,530	Hutchison Telecommunications International Ltd. ADR	37,089

Ireland - 3.6%
34,017	Allied Irish Banks PLC ADR	190,155
14,276	CRH PLC ADR	353,045
18,561	Elan Corp. PLC ADR*	101,157
3,160	Governor & Co. of the Bank of Ireland ADR*	32,516

		676,873

Italy - 1.1%
2,604	ENI SpA ADR	129,106
1,621	Luxottica Group SpA ADR*	39,552
1,289	Telecom Italia SpA ADR	20,443
872	Telecom Italia SpA ADR	9,601

		198,702

Japan - 9.7%
2,116	Canon, Inc. ADR	79,689
8,440	Hitachi Ltd. ADR	271,177
3,454	Honda Motor Co. Ltd. ADR	106,971
1,762	Kubota Corp. ADR	67,678
561	Kyocera Corp. ADR	46,827
6,239	Mitsubishi UFJ Financial Group, Inc. ADR	33,129
85,012	Mizuho Financial Group, Inc. ADR	335,797
694	Nippon Telegraph & Telephone Corp. ADR	14,255
38,511	Nomura Holdings, Inc. ADR	270,347
6,405	NTT DoCoMo, Inc. ADR	92,296
2,976	ORIX Corp. ADR	96,125
10,243	Panasonic Corp. ADR	146,168
8,952	Sony Corp. ADR	263,099
116	Toyota Motor Corp. ADR	9,151

		1,832,709

The accompanying notes are an integral part of these financial statements.
64  DIREXION ANNUAL REPORT

Direxion Daily Developed Markets Bull 3X Shares
Schedule of Investments
October 31, 2009

Shares		Value

Luxembourg - 0.7%
1,393	ArcelorMittal	$47,390
598	Millicom International Cellular SA*	37,471
1,472	Tenaris SA ADR	52,433

		137,294

Netherlands - 8.3%
13,860	Aegon NV	97,713
42,734	ASML Holding NV	1,151,255
377	ING Groep NV ADR	4,863
905	Koninklijke Royal Philips Electronics NV	22,706
6,213	Reed Elsevier NV ADR	143,955
1,371	Royal Dutch Shell PLC ADR	81,451
611	Royal Dutch Shell PLC ADR	35,536
662	Unilever NV	20,449

		1,557,928

New Zealand - 1.8%
38,718	Telecom Corp. of New Zealand Ltd. ADR	346,913

Norway - 0.1%
833	StatoilHydro ASA ADR	19,709

Portugal - 0.2%
3,450	Portugal Telecom SGPS SA ADR	39,123

Spain - 4.3%
2,084	Banco Bilbao Vizcaya Argentaria SA ADR	37,095
12,866	Banco Santander SA ADR	206,628
7,585	Repsol YPF SA ADR	201,761
4,369	Telefonica SA ADR	366,690

		812,174

Sweden - 0.7%
12,722	Telefonaktiebolaget LM Ericsson ADR	132,309

Switzerland - 5.6%
34,029	ABB Ltd. ADR*	630,557
3,301	Credit Suisse Group AG ADR	175,943
2,822	Logitech International SA*	47,974
814	Novartis AG ADR	42,287
9,012	STMicroelectronics NV	71,736
1,532	Syngenta AG ADR	72,510
555	UBS AG*	9,207

		1,050,214

United States - 2.5%
13,969	Carnival Corp.	406,777
1,942	Thomson Reuters Corp.	61,464

		468,241

	TOTAL COMMON STOCK (Cost $11,836,779)	$14,553,705

INVESTMENT COMPANY - 5.4%
United States - 5.4%
270	iPath Dow Jones-UBS Commodity Index Total Return ETN*	10,776
2,448	iPath GSCI Total Return Index ETN*	75,154
23,414	iShares MSCI Germany Index Fund	493,801
45,981	iShares MSCI Japan Index Fund	439,578

	TOTAL INVESTMENT COMPANY (Cost $893,323)	$1,019,309

SHORT TERM INVESTMENTS - 23.4%
MONEY MARKET FUNDS - 23.4%
769,519	AIM Short Term Investment Treasury, 0.05% (a)	769,519
3,654,124	Goldman Sachs Financial Square Government Fund, 0.01% (a)	3,654,124

	TOTAL SHORT TERM INVESTMENTS (Cost $4,423,643)	$4,423,643

	TOTAL INVESTMENTS (Cost $17,153,745) - 106.0% (b)	$19,996,657
	Liabilities in Excess of Other Assets - (6.0%)	(1,131,473)

	TOTAL NET ASSETS - 100.0%	$18,865,184

Summary by Industry (unaudited)	Value	% of Net Assets

Automobiles	$563,937	3.0%
Beverages	118,222	0.6
Capital Markets	483,649	2.6
Chemicals	72,510	0.4
Commercial Banks	1,273,599	6.8
Communications Equipment	337,282	1.8
Computers & Peripherals	47,974	0.3
Construction Materials	353,045	1.9
Consumer Finance	96,125	0.5
Diversified Financial Services	4,863	0.0	†
Diversified Telecommunication	1,245,625	6.6
Electrical Equipment	630,557	3.3
Electronic Equipment & Instruments	318,004	1.7
Energy Equipment & Services	211,232	1.1
Food & Staples Retailing	157,635	0.8
Food Products	752,289	4.0
Health Care Equipment & Supplies	70,901	0.4
Health Care Providers & Services	235,562	1.2
Hotels, Restaurants & Leisure	591,445	3.1

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  65

Direxion Daily Developed Markets Bull 3X Shares
Schedule of Investments
October 31, 2009

Summary by Industry (unaudited)	Value	% of Net Assets

Household Durables	$409,267	2.2
Industrial Conglomerates	175,928	0.9
Insurance	709,925	3.8
Machinery	67,678	0.4
Media	981,558	5.2
Metals & Mining	1,190,786	6.3
Multi-Utilities	68,019	0.4
Office Electronics	79,689	0.4
Oil, Gas & Consumable Fuels	648,678	3.4
Pharmaceuticals	1,019,074	5.4
Semiconductors & Semiconductor Equipment	1,222,989	6.5
Software	91,174	0.5
Textiles, Apparel & Luxury Goods	39,552	0.2
Tobacco	96,730	0.5
Wireless Telecommunication Services	188,202	1.0
Investment Company	1,019,309	5.4
Short Term Investments	4,423,643	23.4

Total Investments	19,996,657	106.0
Liabilities in Excess of Other Assets	(1,131,473)	(6.0)

Net Assets	$18,865,184	100.0%

Percentages are stated as percent of net assets.
ADR - American Depositary Receipts.
ETN - Exchange Traded Note.

(*)	Non - Income producing security.
(†)	Less than 0.05%.
(a)	Represents annualized seven-day yield at July 31, 2009.
(b)	All or a portion of these securities have been segregated as collateral for swap contacts. Total value of securities segregated amounted to $17,420,760.

Direxion Daily Developed Markets Bull 3X Shares
Swap Equity Contracts
October 31, 2009

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Morgan Stanley Capital Services	iShares MSCI EAFE Index	213,100	$10,969,034	8/9/2010	$387,539
Credit Suisse Capital, LLC	iShares MSCI EAFE Index	552,800	29,305,790	3/1/2011	138,375
Merrill Lynch International	iShares MSCI EAFE Index	4,000	220,844	4/27/2011	(7,930)

			$40,495,668		$517,984

The accompanying notes are an integral part of these financial statements.
66  DIREXION ANNUAL REPORT

Direxion Daily Developed Markets Bear 3X Shares
Schedule of Investments
October 31, 2009

Shares		Value

SHORT TERM INVESTMENTS - 95.5%
MONEY MARKET FUNDS - 95.5%
159,997	AIM Short Term Investment Treasury, 0.05% (a)	$159,997
4,198,067	Goldman Sachs Financial Square Government Fund, 0.01% (a)	4,198,067

	TOTAL SHORT TERM INVESTMENTS (Cost $4,358,064)	$4,358,064

	TOTAL INVESTMENTS (Cost $4,358,064) - 95.5% (b)	$4,358,064
	Other Assets in Excess of Liabilities - 4.5%	207,437

	TOTAL NET ASSETS - 100.0%	$4,565,501

Percentages are stated as percent of net assets.

(a)	Represents annualized seven-day yield at October 31, 2009.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,968,410.

Direxion Daily Developed Markets Bear 3X Shares
Short Equity Swap Contracts
October 31, 2009

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Morgan Stanley Capital Services	iShares MSCI EAFE Index	33,200	$1,779,864	8/3/2010	$9,925
Credit Suisse Capital, LLC	iShares MSCI EAFE Index	198,400	10,630,870	1/10/2011	56,597
Merrill Lynch International	iShares MSCI EAFE Index	25,400	1,400,524	3/29/2011	46,575

			$13,811,258		$113,097

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  67

Direxion Daily Emerging Markets Bull 3X Shares
Schedule of Investments
October 31, 2009

Shares		Value

COMMON STOCKS - 70.6%
Argentina - 0.1%
3,205	Banco Macro SA ADR	$93,682
9,831	Nortel Inversora SA ADR Class B*	137,241
5,570	Telecom Argentina SA ADR*	94,133

		325,056

Bermuda - 0.0%†
2,780	Central European Media Enterprises Ltd.*	69,889

Brazil - 22.9%
18,465	Aracruz Celulose SA ADR*	343,818
439,653	Banco Bradesco SA ADR	8,661,164
24,754	Brasil Telecom Participacoes SA ADR*	1,245,869
2,447	Brasil Telecom SA ADR*	63,010
34,389	Braskem SA ADR*	451,184
17,100	BRF Brasil Foods SA ADR*	827,127
15,526	Centrais Eletricas Brasileiras SA ADR*	222,643
13,402	Centrais Eletricas Brasileiras SA ADR *[1]	170,607
12,310	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR Class A	744,632
48,050	Cia de Bebidas das Americas ADR	4,328,344
4,331	Cia de Saneamento Basico do Estado de Sao Paulo ADR	166,830
106,737	Cia Energetica de Minas Gerais ADR	1,685,378
30,322	Cia Paranaense de Energia ADR	533,667
95,303	Cia Siderurgica Nacional SA ADR	3,160,247
2,790	CPFL Energia SA ADR	145,861
9,809	Empresa Brasileira de Aeronautica SA ADR*	198,632
4,974	Gafisa SA ADR*	148,175
39,139	Gerdau SA ADR	590,999
14,145	Gol Linhas Aereas Inteligentes SA ADR*	145,269
92,040	Itau Unibanco Holding SA ADR	1,761,646
24,002	Net Servicos de Comunicacao SA ADR*	294,985
156,465	Petroleo Brasileiro SA ADR	7,231,812
290,986	Petroleo Brasileiro SA ADR	11,674,357
21,897	Tam SA ADR*	312,470
17,269	Tele Norte Leste Participacoes SA ADR	329,147
3,206	Tim Participacoes SA ADR	75,630
20,383	Ultrapar Participacoes SA ADR	898,483
266,489	Vale SA-SP ADR	6,792,804
5,981	Vivo Participacoes SA ADR*	145,039
31,103	Votorantim Celulose e Papel SA ADR*	427,356

		53,777,185

Chile - 2.2%
14,749	Banco Santander Chile ADR	776,387
2,266	Cia Cervecerias Unidas SA ADR	80,262
34,748	Empresa Nacional de Electricidad SA ADR	1,594,586
82,941	Enersis SA ADR	1,466,397
19,775	Lan Airlines SA ADR	265,183
27,016	Sociedad Quimica y Minera SA ADR	992,838

		5,175,653

China - 11.7%
33,515	Aluminum Corp. of China Ltd. ADR*	911,608
118,446	China Life Insurance Co. Ltd. ADR	8,126,581
42,935	China Petroleum & Chemical Corp. ADR	3,621,997
38,073	China Telecom Corp. Ltd. ADR	1,674,451
640,000	E-House China Holdings Ltd. ADR*	10,950,399
1,810	Guangshen Railway Co. Ltd. ADR	36,291
4,095	Huaneng Power International, Inc. ADR	104,463
12,497	PetroChina Co. Ltd. ADR*	1,500,140
1,387	Sinopec Shanghai Petrochemical Co. Ltd. ADR*	54,592
36,971	Yanzhou Coal Mining Co. Ltd. ADR	565,656

		27,546,178

Colombia - 0.1%
4,429	Bancolombia SA ADR	175,300

Hong Kong - 4.6%
152,749	China Mobile Ltd. ADR	7,137,961
177,411	China Unicom Hong Kong Ltd. ADR	2,244,249
9,222	CNOOC Ltd. ADR	1,373,525

		10,755,735

Hungary - 0.1%
6,343	Magyar Telekom Telecommunications PLC ADR	135,740

India - 6.5%
6,716	Dr. Reddy’s Laboratories Ltd. ADR	145,939
25,649	HDFC Bank Ltd. ADR	2,837,036
116,092	ICICI Bank Ltd. ADR	3,651,093
141,354	Infosys Technologies Ltd. ADR	6,502,284
59,708	Sterlite Industries India Ltd. ADR	941,595
1,824	Tata Communications Ltd. ADR	27,780
11,669	Tata Motors Ltd. ADR	132,793
57,211	Wipro Ltd. ADR	981,169

		15,219,689

The accompanying notes are an integral part of these financial statements.
68  DIREXION ANNUAL REPORT

Direxion Daily Emerging Markets Bull 3X Shares
Schedule of Investments
October 31, 2009

Shares		Value

Indonesia - 0.3%
3,656	PT Indosat ADR	$96,884
16,489	PT Telekomunikasi Indonesia ADR	559,142

		656,026

Israel - 1.5%
3,351	Cellcom Israel Ltd.	100,832
13,194	Check Point Software Technologies*	409,937
1,875	Elbit Systems Ltd.	113,456
3,903	Nice Systems Ltd. ADR*	120,876
6,271	Partner Communications Co. Ltd. ADR	118,208
54,082	Teva Pharmaceutical Industries Ltd. ADR	2,730,059

		3,593,368

Luxembourg - 1.0%
68,146	Tenaris SA ADR	2,427,361

Mexico - 2.2%
59,406	America Movil SAB de CV ADR Series L	2,621,587
38,041	Cemex SAB de CV ADR*	394,865
1,606	Coca-Cola Femsa SAB de CV ADR	86,628
2,185	Desarrolladora Homex SAB de CV ADR*	77,699
6,847	Empresas ICA SAB de CV ADR*	59,706
14,555	Fomento Economico Mexicano SAB de CV ADR	630,377
3,147	Grupo Aeroportuario del Pacifico SAB de CV ADR	80,217
33,784	Grupo Televisa SA ADR	654,058
20,329	Telefonos de Mexico SAB de CV ADR	337,665
22,033	Telmex Internacional SAB de CV ADR	296,564

		5,239,366

Peru - 0.3%
9,016	Cia de Minas Buenaventura SA ADR	302,667
4,826	Credicorp Ltd.	333,139

		635,806

Philippines - 0.1%
3,653	Philippine Long Distance Telephone Co. ADR	194,705

Russia - 1.4%
50,479	Mechel ADR*	866,220
17,682	Mobile Telesystems ADR*	800,995
12,333	Rostelecom ADR	481,604
52,787	Vimpel-Communications ADR*	946,471
1,557	Wimm-Bill-Dann Foods ADR*	105,222

		3,200,512

South Africa - 1.0%
12,889	AngloGold Ashanti Ltd. ADR	483,853
31,891	Gold Fields Ltd. ADR	406,610
16,285	Harmony Gold Mining Co. Ltd. ADR	162,199
21,831	Sappi Ltd. ADR	79,247
36,866	Sasol Ltd. ADR	1,378,420

		2,510,329

South Korea - 6.3%
128,361	Korea Electric Power Corp. ADR*	1,781,651
19,655	KT Corp. ADR	315,463
97,016	LG Display Co. Ltd. ADR	1,154,490
63,062	POSCO ADR	6,439,891
49,616	Shinhan Financial Group Co. Ltd. ADR*	3,753,451
27,441	SK Telecom Co. Ltd. ADR	458,539
22,691	Woori Finance Holdings Co. Ltd. ADR*	893,798

		14,797,283

Taiwan - 7.6%
234,144	Advanced Semiconductor Engineering, Inc. ADR	906,137
187,400	AU Optronics Corp. ADR	1,654,742
145,755	Chunghwa Telecom Co. Ltd. ADR	2,533,222
180,586	Siliconware Precision Industries Co. ADR	1,215,344
1,054,343	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	10,058,431
488,149	United Microelectronics Corp. ADR	1,606,010

		17,973,886

Turkey - 0.5%
66,705	Turkcell Iletisim Hizmet AS ADR	1,095,963

United States - 0.2%
18,063	Southern Copper Corp.	568,985

	TOTAL COMMON STOCKS (Cost $138,638,137)	$166,074,015

INVESTMENT COMPANY - 4.8%
United States - 4.8%
107,413	iShares MSCI South Korea Index Fund	4,605,869
582,759	iShares MSCI Taiwan Index Fund	6,765,832

		11,371,701

	TOTAL INVESTMENT COMPANY (Cost $9,813,696)	$11,371,701

PREFERRED SHARES - 2.8%
Brazil - 2.8%
287,773	Vale SA-SP ADR[1]	6,647,556

	TOTAL PREFERRED SHARES (Cost $4,667,073)	$6,647,556

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  69

Direxion Daily Emerging Markets Bull 3X Shares
Schedule of Investments
October 31, 2009

Shares		Value

SHORT TERM INVESTMENTS
MONEY MARKET FUNDS - 29.4%
4,285,139	AIM Short Term Investment Treasury, 0.05% (a)	$4,285,139
64,738,945	Goldman Sachs Financial Square Government Fund, 0.01% (a)	64,738,945

	TOTAL SHORT TERM INVESTMENTS (Cost $69,024,084)	$69,024,084

	TOTAL INVESTMENTS (Cost $222,142,990) - 107.6% (b)	253,117,356
	Liabilities in Excess of Other Assets - (7.6%)	(17,966,583)

	TOTAL NET ASSETS - 100.0%	$235,150,773

Summary by Industry (unaudited)	Value	% of Net Assets

Aerospace & Defense	$312,089	0.1%
Airlines	722,922	0.3
Beverages	5,125,610	2.2
Chemicals	1,498,614	0.6
Commercial Banks	22,936,696	9.7
Construction & Engineering	59,706	0.0	†
Construction Materials	394,866	0.2
Diversified Telecommunication	11,421,749	4.8
Electric Utilities	6,006,204	2.6
Electronic Equipment, Instruments	2,809,232	1.2
Energy Equipment & Services	2,427,361	1.0
Food & Staples Retailing	744,632	0.3
Food Products	932,349	0.4
Household Durables	225,874	0.1
Independent Power Producers & Energy Traders	1,699,049	0.7
Insurance	8,126,580	3.5
Investment Company	11,371,701	4.8
IT Services	7,483,453	3.2
Machinery	132,793	0.1
Media	1,018,932	0.4
Metals & Mining	28,275,235	12.0
Oil, Gas & Consumable Fuels	28,244,390	12.0
Paper & Forest Products	850,420	0.4
Pharmaceuticals	2,875,998	1.2
Real Estate Management & Development	10,950,400	4.7
Road & Rail	36,291	0.0	†
Semiconductors & Semiconductor Equipment	13,785,924	5.9
Software	530,813	0.2
Transportation Infrastructure	80,217	0.0	†
Water Utilities	166,830	0.1
Wireless Telecommunication Services	12,846,342	5.5
Short Term Investments	69,024,084	29.4

Total Investments	253,117,356	107.6
Liabilities in Excess of Other Assets	(17,966,583)	(7.6)

Total Net Assets	$235,150,773	100.0%

Percentages are stated as a percent of net assets.
ADR - American Depository Receipts.

(*)	Non - Income producing security.
(†)	Less than 0.05%.
(1)	Preferred shares.
(a)	Represents annualized seven-day yield at October 31, 2009.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $223,524,415.

Direxion Daily Emerging Markets Bull 3X Shares
Swap Equity Contracts
October 31, 2009

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Deutsche Bank AG London	iShares MSCI Emerging Market Index	3,944,300	$157,758,902	6/30/2010	$(9,683,517)
Morgan Stanley Capital Services	iShares MSCI Emerging Market Index	3,326,800	130,364,064	8/10/2010	(5,426,809)
Credit Suisse Capital, LLC	iShares MSCI Emerging Market Index	4,774,000	175,701,447	2/7/2011	3,441,410
Merrill Lynch International	iShares MSCI Emerging Market Index	1,837,950	72,554,775	2/24/2011	(3,536,560)

			$536,379,188		$(15,205,476)

The accompanying notes are an integral part of these financial statements.
70  DIREXION ANNUAL REPORT

Direxion Daily Emerging Markets Bear 3X Shares
Schedule of Investments
October 31, 2009

Shares		Value

SHORT TERM INVESTMENTS - 93.2%
MONEY MARKET FUNDS - 93.2%
20,301,646	AIM Short Term Investment Treasury, 0.05% (a)	$20,301,646
76,324,787	Goldman Sachs Financial Square Government Fund, 0.01% (a)	76,324,787

	TOTAL SHORT TERM INVESTMENTS (Cost $96,626,433)	$96,626,433

	TOTAL INVESTMENTS (Cost $96,626,433) - 93.2% (b)	$96,626,433
	Other Assets in Excess of Liabilities - 6.8%	7,036,909

	TOTAL NET ASSETS - 100.0%	$103,663,342

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at October 31, 2009.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $60,149,943.

Direxion Daily Emerging Markets Bear 3X Shares
Short Equity Swap Contracts
October 31, 2009

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Credit Suisse Capital, LLC	iShares MSCI Emerging Market Index	1,732,930	$65,806,313	5/6/2010	$724,805
Deutsche Bank AG London	iShares MSCI Emerging Market Index	1,103,300	41,465,856	6/25/2010	(76,312)
Morgan Stanley Capital Services	iShares MSCI Emerging Market Index	1,616,800	58,032,699	8/10/2010	(2,699,134)
Merrill Lynch International	iShares MSCI Emerging Market Index	3,832,600	148,724,110	2/24/2011	4,764,300

			$314,028,978		$2,713,659

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  71

Direxion Daily Energy Bull 3X Shares
Schedule of Investments
October 31, 2009

Shares		Value

COMMON STOCKS - 81.1%
Electrical Equipment - 0.1%
660	First Solar, Inc.*	$80,474

Energy Equipment & Services - 12.1%
5,515	Atwood Oceanics, Inc.*	195,727
28,999	Baker Hughes, Inc.	1,219,988
21,941	BJ Services Co.	421,267
351	Diamond Offshore Drilling, Inc.	33,433
1,849	Dresser-Rand Group, Inc.*	54,490
53,653	Halliburton Co.	1,567,204
4,295	Nabors Industries Ltd.*	89,465
45,937	National Oilwell Varco, Inc.*	1,882,958
6,943	Oil States International, Inc.*	239,117
19,277	Patterson-UTI Energy, Inc.	300,336
22,295	Pride International, Inc.*	659,040
37,588	Rowan Cos, Inc.	873,921
57,509	Schlumberger Ltd.	3,577,060
51,789	SEACOR Holdings, Inc.*	4,208,892
1,487	Seahawk Drilling, Inc.*	40,149
14,984	Superior Energy Services, Inc.*	323,804
15,554	Unit Corp.*	607,850

		16,294,701

Gas Utilities - 6.7%
215,153	EQT Corp.	9,006,305

Oil, Gas & Consumable Fuels - 62.2%
6,790	Alpha Natural Resources, Inc.*	230,656
21,831	Anadarko Petroleum Corp.	1,330,163
69	Apache Corp.	6,494
12,088	Arch Coal, Inc.	261,826
19,307	Chesapeake Energy Corp.	473,022
190,294	Chevron Corp.	14,565,102
24,413	Cimarex Energy Co.	956,013
17,932	CNX Gas Corp.*	499,586
3,894	Comstock Resources, Inc.*	160,004
30,841	Concho Resources, Inc*	1,175,351
242,111	ConocoPhillips	12,149,130
10,005	Consol Energy, Inc.	428,314
5,253	Continental Resources, Inc.*	195,464
12,991	Denbury Resources, Inc.*	189,669
6,553	Devon Energy Corp.	424,045
85,160	El Paso Corp.	835,420
274	Encore Acquisition Co.*	10,157
33,286	EOG Resources, Inc.	2,718,135
11,510	EXCO Resources, Inc.	179,786
295,282	Exxon Mobil Corp.	21,162,860
5,354	Frontier Oil Corp.	74,206
24,248	Hess Corp.	1,327,336
16,194	Holly Corp.	469,788
13,366	Marathon Oil Corp.	427,311
37,736	Murphy Oil Corp.	2,307,179
3,716	Newfield Exploration Co.*	152,430
37,316	Noble Energy, Inc.	2,449,049
66,560	Occidental Petroleum Corp.	5,050,573
10,449	Peabody Energy Corp.	413,676
10,274	PetroHawk Energy Corp.*	241,644
5,813	Plains Exploration & Production Co.*	154,045
33,044	Range Resources Corp.	1,653,852
8,083	Southwestern Energy Co.*	352,257
273,775	Spectra Energy Corp.	5,234,578
84,335	Sunoco, Inc.	2,597,518
16,724	Tesoro Corp.	236,477
29,005	Valero Energy Corp.	524,991
29,630	Williams Cos, Inc.	558,526
26,896	XTO Energy, Inc.	1,117,798

		83,294,431

	TOTAL COMMON STOCK (Cost $91,678,774)	$108,675,911

SHORT TERM INVESTMENTS - 16.3%
MONEY MARKET FUNDS - 16.3%
21,773,121	Goldman Sachs Financial Square Government Fund, 0.01% (a)	21,773,121

	TOTAL SHORT TERM INVESTMENTS (Cost $21,773,121)	$21,773,121

	TOTAL INVESTMENTS (Cost $113,451,895) - 97.4% (b)	$130,449,032
	Other Assets in Excess of Liabilities - 2.6%	3,467,801

	TOTAL NET ASSETS - 100.0%	$133,916,833

Percentages are stated as a percent of net assets.

(*)	Non - Income producing security.
(a)	Represents annualized seven-day yield at October 31, 2009.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $113,908,703.

The accompanying notes are an integral part of these financial statements.
72  DIREXION ANNUAL REPORT

Direxion Daily Energy Bull 3X Shares
Swap Equity Contracts
October 31, 2009

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Credit Suisse Capital, LLC	Direxion Energy Index	175,600	$182,663,885	1/27/2011	$3,363,408
Deutsche Bank AG London	Direxion Energy Index	101,400	111,204,925	9/18/2014	(3,834,642)

			$293,868,810		$(471,234)

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  73

Direxion Daily Energy Bear 3X Shares
Schedule of Investments
October 31, 2009

Shares		Value

SHORT TERM INVESTMENTS - 98.6%
MONEY MARKET FUNDS - 98.6%
70,327,363	Goldman Sachs Financial Square Government Fund, 0.01% (a)(b)	$70,327,363

	TOTAL SHORT TERM INVESTMENTS (Cost $70,327,363)	$70,327,363

	TOTAL INVESTMENTS (Cost $70,327,363) - 98.6%	$70,327,363
	Other Assets in Excess of Liabilities - (1.4%)	1,011,226

	TOTAL NET ASSETS - 100.0%	$71,338,589

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at October 31, 2009.
(b)	All or a portion of this security has been segregated as collateral for swap contracts. Total value of securities segregated amounted to $45,848,378.
Direxion Daily Energy Bear 3X Shares
Short Equity Swap Contracts
October 31, 2009

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Credit Suisse Capital, LLC	Direxion Energy Index	178,700	$188,817,952	1/10/2011	$(490,833)
Deutsche Bank AG London	Direxion Energy Index	23,600	25,309,725	9/18/2014	287,111

			$214,127,677		$(203,722)

The accompanying notes are an integral part of these financial statements.
74  DIREXION ANNUAL REPORT

Direxion Daily Financial Bull 3X Shares
Schedule of Investments
October 31, 2009

Shares		Value

COMMON STOCK - 77.0%
Capital Markets - 14.0%
25,630	Affiliated Managers Group, Inc.*	$1,627,249
158,398	Ameriprise Financial, Inc.	5,491,659
742,383	Bank of New York Mellon Corp.	19,791,931
12,496	BlackRock, Inc.	2,705,259
589,636	Charles Schwab Corp.	10,224,288
72,379	Eaton Vance Corp.	2,054,840
54,812	Federated Investors, Inc. Class B	1,438,815
93,561	Franklin Resources, Inc.	9,789,287
118,068	GLG Partners, Inc.*	309,338
312,628	Goldman Sachs Group, Inc.	53,199,907
12,720	Greenhill & Co., Inc.	1,096,846
258,069	Invesco Ltd.	5,458,159
26,947	Investment Technology Group, Inc.*	581,247
113,096	Janus Capital Group, Inc.	1,483,820
72,034	Jefferies Group, Inc.*	1,880,087
47,518	Lazard Ltd. Class A	1,793,805
99,430	Legg Mason, Inc.	2,894,407
844,072	Morgan Stanley	27,111,593
149,634	Northern Trust Corp.	7,519,108
60,790	Raymond James Financial, Inc.	1,435,252
75,155	SEI Investments Co.	1,312,958
306,643	State Street Corp.	12,872,873
158,653	T. Rowe Price Group, Inc.	7,731,161
162,325	TD Ameritrade Holding Corp.*	3,132,873
53,446	Waddell & Reed Financial, Inc.	1,499,695

		184,436,457

Commercial Banks - 13.4%
79,405	Associated Banc-Corp.	1,017,178
51,753	Bancorpsouth, Inc.	1,168,583
29,694	Bank of Hawaii Corp.	1,318,414
426,378	BB&T Corp.	10,194,698
12,550	BOK Financial Corp.	539,273
152,047	CapitalSource, Inc.	541,287
26,750	City National Corp.	1,007,672
93,849	Comerica, Inc.	2,604,310
37,356	Commerce Bancshares, Inc.	1,432,976
32,116	Cullen/Frost Bankers, Inc.	1,502,708
493,896	Fifth Third Bancorp	4,415,430
3,748	First Citizens BancShares, Inc.	558,452
135,602	First Horizon National Corp.*	1,604,172
109,044	Fulton Financial Corp.	900,703
443,588	Huntington Bancshares, Inc.	1,690,070
545,581	KeyCorp	2,940,682
47,317	M&T Bank Corp.	2,973,873
322,642	Marshall & Ilsley Corp.	1,716,455
285,733	PNC Financial Services Group, Inc.	13,983,773
397,155	Popular, Inc.	857,855
717,282	Regions Financial Corp.	3,471,645
309,746	SunTrust Banks, Inc.	5,919,246
235,369	Synovus Financial Corp.	522,519
79,550	TCF Financial Corp.	941,077
1,178,406	U.S. Bancorp	27,362,587
88,052	Valley National Bancorp	1,169,331
2,953,543	Wells Fargo & Co.	81,281,503
59,592	Whitney Holding Corp.	478,524
43,042	Wilmington Trust Corp.	518,656
84,468	Zions Bancorporation	1,196,067

		175,829,719

Consumer Finance - 3.1%
630,117	American Express Co.	21,953,276
55,836	AmeriCredit Corp.*	985,505
280,482	Capital One Financial Corp.	10,265,641
332,672	Discover Financial Services	4,703,982
290,312	SLM Corp.*	2,816,026
2,483	Student Loan Corp.	104,410

		40,828,840

Diversified Financial Services - 18.6%
5,372,600	Bank of America Corp.	78,332,508
241,505	CIT Group, Inc.	173,884
9,431,821	Citigroup, Inc.	38,576,148
41,211	CME Group, Inc.	12,470,861
25,213	Interactive Brokers Group, Inc. Class A*	403,660
45,231	IntercontinentalExchange, Inc.*	4,531,694
2,334,457	JPMorgan Chase & Co.	97,510,269
116,269	Leucadia National Corp.*	2,612,564
116,514	Moody’s Corp.	2,759,052
62,166	MSCI, Inc. Class A*	1,889,846
84,100	NASDAQ OMX Group, Inc.*	1,518,846
161,459	NYSE Euronext	4,173,715

		244,953,047

Insurance - 13.9%
290,285	Aflac, Inc.	12,043,925
3,451	Alleghany Corp.*	862,750
30,757	Allied World Assurance Co. Holdings Ltd.	1,376,683
333,087	Allstate Corp.	9,849,382
53,405	American Financial Group, Inc.	1,313,763
75,111	American International Group, Inc.*	2,525,232
9,891	American National Insurance Co.	825,800
171,892	AON Corp.	6,619,561
32,491	Arch Capital Group Ltd.*	2,188,919
62,250	Arthur J. Gallagher & Co.	1,388,797
51,498	Aspen Insurance Holdings Ltd.	1,328,648
73,127	Assurant, Inc.	2,188,691
88,433	Axis Capital Holdings Ltd.	2,554,829

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  75

Direxion Daily Financial Bull 3X Shares
Schedule of Investments
October 31, 2009

Shares			Value

Insurance (continued	)
72,424		Brown & Brown, Inc.	$1,330,429
218,665		Chubb Corp.	10,609,626
89,846		Cincinnati Financial Corp.	2,278,495
16,705		CNA Financial Corp.*	363,668
30,697		Endurance Specialty Holdings Ltd.	1,104,785
18,328		Erie Indemnity Co.	646,062
38,218		Everest Re Group Ltd.	3,343,693
145,825		Fidelity National Financial, Inc. Class A	1,978,845
57,894		First American Corp.	1,759,399
303,382		Genworth Financial, Inc.*	3,221,917
31,750		Hanover Insurance Group, Inc.	1,335,722
202,093		Hartford Financial Services Group, Inc.	4,955,320
69,675		HCC Insurance Holdings, Inc.	1,838,723
187,601		Lincoln National Corp.	4,470,532
203,498		Loews Corp.	6,735,784
6,092		Markel Corp.*	1,965,888
324,495		Marsh & McLennan Cos, Inc.	7,612,653
81,833		MBIA, Inc.*	332,242
16,567		Mercury General Corp.	604,033
358,348		MetLife, Inc.	12,194,582
149,385		Old Republic International Corp.	1,595,432
14,411		OneBeacon Insurance Group Ltd.	171,779
35,143		PartnerRe Ltd.	2,687,737
192,934		Principal Financial Group, Inc.	4,831,067
422,915		Progressive Corp.*	6,766,640
53,148		Protective Life Corp.	1,023,099
286,091		Prudential Financial, Inc.	12,939,896
45,182		Reinsurance Group of America, Inc.	2,082,890
38,705		RenaissanceRe Holdings Ltd.	2,032,012
30,439		StanCorp Financial Group, Inc.	1,117,416
51,377		Torchmark Corp.	2,085,906
16,938		Transatlantic Holdings, Inc.	855,369
340,096		Travelers Cos, Inc.	16,933,380
26,137		Unitrin, Inc.	512,285
205,719		Unum Group	4,104,094
58,523		Validus Holdings Ltd.	1,480,632
835		Wesco Financial Corp.	273,880
4,853		White Mountains Insurance Group Ltd.	1,501,567
83,455		W.R. Berkley Corp.	2,063,008
212,445		XL Capital Ltd. Class A	3,486,222

			182,293,689

IT Services - 3.9%
33,003		Alliance Data Systems Corp.*	1,814,505
87,113		Broadridge Financial Solutions, Inc.	1,812,822
204,129		Fidelity National Information Services, Inc.	4,441,847
96,628		Fiserv, Inc.*	4,432,326
49,926		Global Payments, Inc.	2,457,857
59,337		Lender Processing Services, Inc.	2,361,613
52,866		Mastercard, Inc. Class A	11,578,711
100,520		Total System Services, Inc.	1,605,304
279,038		Visa, Inc. Class A	21,139,919

			51,644,904

Media - 0.1%
22,549		Interactive Data Corp.	593,039
12,137		Morningstar, Inc.*	619,230

			1,212,269

Professional Services - 0.4%
33,021		Dun & Bradstreet Corp.	2,528,088
78,392		Equifax, Inc.	2,146,373

			4,674,461

Real Estate Investment Trusts - 8.1%
24,454		Alexandria Real Estate Equities, Inc.	1,324,673
90,806		AMB Property Corp.	1,995,916
338,041		Annaly Capital Management, Inc.	5,716,273
72,719		Apartment Investment & Management Co.	898,080
49,620		AvalonBay Communities, Inc.	3,412,864
86,039		Boston Properties, Inc.	5,228,590
79,835		Brandywine Realty Trust	763,223
31,826		BRE Properties, Inc.	866,622
41,411		Camden Property Trust	1,501,149
416,272		Chimera Investment Corp.	1,452,789
35,625		Corporate Office Properties Trust	1,182,394
47,265		Digital Realty Trust, Inc.	2,133,069
75,329		Douglas Emmett, Inc.	888,882
138,998		Duke Realty Corp.	1,562,338
170,061		Equity Residential	4,911,362
17,045		Essex Property Trust, Inc.	1,281,443
36,701		Federal Realty Investment Trust	2,166,460
182,019		HCP, Inc.	5,385,942
74,454		Health Care REIT, Inc.	3,303,524
75,844		Hospitality Properties Trust	1,464,548
373,965		Host Hotels & Resorts, Inc.*	3,780,786
138,911		HRPT Properties Trust	976,544
233,717		Kimco Realty Corp.	2,954,183
69,337		Liberty Property Trust	2,036,428
58,553		Macerich Co.	1,744,879
48,582		Mack-Cali Realty Corp.	1,503,613

The accompanying notes are an integral part of these financial statements.
76  DIREXION ANNUAL REPORT

Direxion Daily Financial Bull 3X Shares
Schedule of Investments
October 31, 2009

Shares			Value

Real Estate Investment Trusts (continued	)
63,927		Nationwide Health Properties, Inc.	$2,061,646
101,102		Plum Creek Timber Co., Inc.	3,163,482
274,869		ProLogis	3,114,266
83,469		Public Storage	6,143,318
49,058		Rayonier, Inc.	1,892,658
64,780		Realty Income Corp.	1,501,600
49,694		Regency Centers Corp.	1,667,234
78,848		Senior Housing Properties Trust	1,520,189
148,564		Simon Property Group, Inc.	10,086,010
47,706		SL Green Realty Corp.	1,849,085
32,990		Taubman, Centers Inc.	1,006,525
93,435		UDR, Inc.	1,343,595
97,194		Ventas, Inc.	3,900,395
95,159		Vornado Realty Trust	5,667,670
64,838		Weingarten Realty Investors	1,199,503

			106,553,750

Real Estate Management & Services - 0.4%
146,661		CB Richard Ellis Group, Inc. Class A*	1,517,941
68,085		Forest City Enterprises, Inc. Class A*	593,701
25,942		Jones Lang Lasalle, Inc.	1,215,383
57,434		St. Joe Co.*	1,374,969

			4,701,994

Software - 0.1%
25,908		Factset Research Systems, Inc.	1,659,407

Thrifts & Mortgage Finance - 1.0%
12,418		Capitol Federal Financial	376,638
116,055		First Niagara Financial Group, Inc.	1,490,146
290,494		Hudson City Bancorp, Inc.	3,817,091
214,375		New York Community Bancorp, Inc.	2,313,106
214,424		People’s United Financial Inc.	3,437,217
51,489		TFS Financial Corp.	600,362
69,702		Washington Federal, Inc.	1,195,389

			13,229,949

		TOTAL COMMON STOCK (Cost $727,888,625)	$1,012,018,486

SHORT TERM INVESTMENTS - 21.1%
MONEY MARKET FUNDS - 21.1%
101,651,681		Aim Short Term Investment Treasury, 0.05% (a)	101,651,681
175,495,052		Goldman Sachs Financial Square Government Fund, 0.01% (a)	175,495,052

		TOTAL SHORT TERM INVESTMENTS (Cost $277,146,733)	$277,146,733

		TOTAL INVESTMENTS (Cost $1,005,035,358) - 98.1% (b)	$1,289,165,219
		Other Asset in Excess of Liabilities - 1.9%	25,053,298

		TOTAL NET ASSETS - 100.0%	$1,314,218,517

Percentages are stated as percentage of net assets.

(*)	Non - Income producing security.
(a)	Represents annualized seven-day yield at October 31, 2009.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,228,309,742.

Direxion Daily Financial Bull 3X Shares
Swap Equity Contracts
October 31, 2009

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Morgan Stanley Capital Services	Russell 1000 Financial Services Index	445,000	$353,945,275	7/30/2010	$(24,227,014)
Credit Suisse Capital, LLC	Russell 1000 Financial Services Index	2,358,800	1,781,551,826	2/7/2011	(31,013,155)
Merrill Lynch International	Russell 1000 Financial Services Index	679,000	523,936,676	2/24/2011	(20,812,712)
Deutsche Bank AG London	Russell 1000 Financial Services Index	473,000	363,665,549	7/17/2014	(13,262,601)

			$3,023,099,326		$(89,315,482)

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  77

Direxion Daily Financial Bear 3X Shares
Schedule of Investments
October 31, 2009

Shares		Value

SHORT TERM INVESTMENTS - 100.1%
MONEY MARKET FUNDS - 100.1%
79,222,165	AIM Short Term Investment Treasury, 0.05% (a)	$79,222,165
1,137,640,030	Goldman Sachs Financial Square Government Fund, 0.01% (a)	1,137,640,030

	TOTAL SHORT TERM INVESTMENTS (Cost $1,216,862,195)	$1,216,862,195

	TOTAL INVESTMENTS (Cost $1,216,862,195) - 100.1% (b)	$1,216,862,195
	Liabilities in Excess of Other Assets - (0.1%)	(798,733)

	TOTAL NET ASSETS - 100.0%	$1,216,063,462

Percentages are stated as percent of net assets.

(a)	Represents annualized seven-day yield at October 31, 2009.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $774,068,535.
Direxion Daily Financial Bear 3X Shares
Short Equity Swap Contracts
October 31, 2009

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Morgan Stanley Capital Services	Russell 1000 Financial Services Index	360,000	$268,517,486	8/17/2010	$1,725,814
Credit Suisse Capital, LLC	Russell 1000 Financial Services Index	2,285,600	1,731,377,566	1/10/2011	34,724,435
Merrill Lynch International	Russell 1000 Financial Services Index	669,000	514,963,680	2/24/2011	18,839,135
Deutsche Bank AG London	Russell 1000 Financial Services Index	1,608,000	1,226,998,132	6/25/2014	34,812,416

			$3,741,856,864		$90,101,800

The accompanying notes are an integral part of these financial statements.
78  DIREXION ANNUAL REPORT

Direxion Daily Technology Bull 3X Shares
Schedule of Investments
October 31, 2009

Shares		Value

COMMON STOCKS - 71.3%
Communications Equipment - 10.3%
19,344	Brocade Communications Systems, Inc.*	$165,972
4,188	Ciena Corp.*	49,125
266,406	Cisco Systems, Inc.*	6,087,377
4,323	CommScope, Inc.*	116,807
1,751	EchoStar Corp. Class A*	31,798
3,629	F5 Networks, Inc.*	162,906
6,115	Harris Corp.	255,118
9,738	JDS Uniphase Corp.*	54,435
24,164	Juniper Networks, Inc.*	616,424
105,881	Motorola, Inc.	907,400
76,442	QUALCOMM, Inc.	3,165,463
18,280	Tellabs, Inc.*	110,046

		11,722,871

Computers & Peripherals - 22.0%
41,205	Apple, Inc.*	7,767,142
79,121	Dell, Inc.*	1,146,463
3,060	Diebold, Inc.	92,534
92,976	EMC Corp.*	1,531,315
110,455	Hewlett-Packard Co.	5,242,194
61,032	International Business Machines Corp.	7,361,070
7,325	NCR Corp.*	74,349
15,370	NetApp, Inc.*	415,759
5,489	QLogic Corp.*	96,277
10,478	SanDisk Corp.*	214,589
22,700	Seagate Technology	316,665
34,552	Sun Microsystems, Inc.*	282,635
7,977	Teradata Corp.*	222,399
10,295	Western Digital Corp.*	346,736

		25,110,127

Electronic Equipment, Instruments - 2.2%
7,911	Amphenol Corp. Class A	317,389
5,524	Arrow Electronics, Inc.*	139,978
6,977	Avnet, Inc.*	172,890
2,250	AVX Corp.	25,470
71,770	Corning, Inc.	1,048,559
2,423	Dolby Laboratories, Inc. Class A*	101,621
6,939	FLIR Systems, Inc.*	192,974
7,477	Ingram Micro, Inc. Class A*	131,969
8,669	Jabil Circuit, Inc.	115,991
6,083	Molex, Inc.	113,570
5,521	Trimble Navigation Ltd.*	115,775
8,616	Vishay Intertechnology, Inc.*	53,678

		2,529,864

Internet Software & Services - 6.5%
7,983	Akamai Technologies, Inc.*	175,626
1,753	Equinix, Inc.*	149,566
11,061	Google, Inc. Class A*	5,930,024
1,387	Sohu.com, Inc.*	77,117
8,906	VeriSign, Inc.*	203,146
54,857	Yahoo!, Inc.*	872,226

		7,407,705

IT Services - 1.4%
4,201	Affiliated Computer Services, Inc. Class A*	218,830
8,939	Amdocs Ltd.*	225,263
13,492	Cognizant Technology Solutions Corp. Class A*	521,465
6,997	Computer Sciences Corp.*	354,818
1,777	DST Systems, Inc.*	74,119
3,338	Neustar, Inc. Class A*	77,108
9,599	SAIC, Inc.*	169,998

		1,641,601

Professional Services - 0.1%
2,206	IHS, Inc. Class A*	114,183

Semiconductors & Semiconductor Equipment - 10.8%
25,798	Advanced Micro Devices, Inc.*	118,671
13,553	Altera Corp.	268,214
13,452	Analog Devices, Inc.	344,775
61,400	Applied Materials, Inc.	749,080
20,822	Atmel Corp.*	77,458
22,692	Broadcom Corp. Class A*	603,834
4,769	Cree, Inc.*	200,775
7,155	Cypress Semiconductor Corp.*	60,317
5,720	Fairchild Semiconductor International, Inc.*	42,786
7,635	Integrated Device Technology, Inc.*	44,894
257,959	Intel Corp.	4,929,595
3,314	International Rectifier Corp.*	60,580
5,645	Intersil Corp. Class A	70,845
7,847	KLA-Tencor Corp.	255,106
5,838	Lam Research Corp.*	196,857
10,266	Linear Technology Corp.	265,684
29,971	LSI Corp.*	153,452
23,786	Marvell Technology Group Ltd.*	326,344
14,078	Maxim Integrated Products, Inc.	234,680
10,323	MEMC Electronic Materials, Inc.*	128,212
8,446	Microchip Technology, Inc.	202,366
39,111	Micron Technology, Inc.*	265,564
10,605	National Semiconductor Corp.	137,229
4,510	Novellus Systems, Inc.*	92,816
25,228	NVIDIA Corp.*	301,727
19,415	ON Semiconductor Corp.*	129,886
10,287	PMC - Sierra, Inc.*	87,645
4,825	Rambus, Inc.*	77,200
2,064	Silicon Laboratories, Inc.*	86,482
7,996	Teradyne, Inc.*	66,927
58,818	Texas Instruments, Inc.	1,379,281
3,378	Varian Semiconductor Equipment Associates, Inc.*	95,901
12,660	Xilinx, Inc.	275,355

		12,330,538

Software - 16.9%
25,794	Activision Blizzard, Inc.*	279,349
24,190	Adobe Systems, Inc.*	796,819
4,048	ANSYS, Inc.*	164,268
10,538	Autodesk, Inc.*	262,712

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  79

Direxion Daily Technology Bull 3X Shares
Schedule of Investments
October 31, 2009

Shares			Value

Software (continued	)
8,542		BMC Software, Inc.*	$317,421
18,141		CA, Inc.	379,510
12,171		Cadence Design Systems, Inc.*	74,365
8,358		Citrix Systems, Inc.*	307,240
11,176		Compuware Corp.*	78,903
14,917		Electronic Arts, Inc.*	272,086
14,922		Intuit, Inc.*	433,783
7,177		McAfee, Inc.*	300,573
3,714		Micros Systems, Inc.*	99,981
355,977		Microsoft Corp.	9,871,241
15,907		Novell, Inc.*	65,060
10,036		Nuance Communications, Inc.*	131,572
176,543		Oracle Corp.	3,725,056
8,728		Red Hat, Inc.*	225,270
4,672		Rovi Corp.*	128,714
5,003		Salesforce.com, Inc.*	283,920
3,841		Sybase, Inc.*	151,950
37,919		Symantec Corp.*	666,616
6,657		Synopsys, Inc.*	146,454
2,372		VMware, Inc. Class A*	91,156

			19,254,019

Wireless Telecommunication Services - 1.1%
18,369		American Tower Corp. Class A*	676,347
13,433		Crown Castle International Corp.*	405,945
5,377		SBA Communications Corp. Class A*	151,685

			1,233,977

		TOTAL COMMON STOCKS (Cost $61,541,548)	$81,344,885

SHORT TERM INVESTMENTS - 17.5%
MONEY MARKET FUNDS - 17.5%
152		AIM Short Term Investment Treasury, 0.05% (a)	152
19,959,112		Goldman Sachs Financial Square Government Fund, 0.01% (a)	19,959,112

		TOTAL SHORT TERM INVESTMENTS (Cost $19,959,264)	$19,959,264

		TOTAL INVESTMENTS (Cost $81,500,812) - 88.8% (b)	$101,304,149
		Other Assets in Excess of Liabilities - 11.2%	12,760,750

		TOTAL NET ASSETS - 100.0%	$114,064,899

Percentages are stated as a percent of net assets.

(*)	Non - Income producing security.
(a)	Represents annualized seven-day yield at October 31, 2009.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $86,035,094.
Direxion Daily Technology Bull 3X Shares
Swap Equity Contracts
October 31, 2009

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Deutsche Bank AG London	Russell 1000 Technology Index	55,250	$53,546,520	6/30/2010	$(1,006,682)
Morgan Stanley Capital Services	Russell 1000 Technology Index	58,700	56,891,674	10/18/2010	(1,049,601)
Merrill Lynch International	Russell 1000 Technology Index	48,500	44,224,146	2/24/2011	1,897,657
Credit Suisse Capital, LLC	Russell 1000 Technology Index	111,700	103,674,186	3/1/2011	2,550,325

			$258,336,526		$2,391,699

The accompanying notes are an integral part of these financial statements.
80  DIREXION ANNUAL REPORT

Direxion Daily Technology Bear 3X Shares
Schedule of Investments
October 31, 2009

Shares		Value

SHORT TERM INVESTMENTS - 110.7%
MONEY MARKET FUNDS - 110.7%
8,910,351	AIM Short Term Investment Treasury, 0.05% (a)	$8,910,351
36,989,071	Goldman Sachs Financial Square Government Fund, 0.01% (a)	36,989,071

	TOTAL SHORT TERM INVESTMENTS (Cost $45,899,422)	$45,899,422

	TOTAL INVESTMENTS (Cost $45,899,422) - 110.7% (b)	$45,899,422
	Liabilities in Excess of Other Assets - (10.7%)	(4,421,828)

	TOTAL NET ASSETS - 100.0%	$41,477,594

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at October 31, 2009.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $33,539,133.
Direxion Daily Technology Bear 3X Shares
Short Equity Swap Contracts
October 31, 2009

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital, LLC	Russell 1000 Technology Index	22,600	$20,911,816	5/6/2010	$(599,267)
Deutsche Bank AG London	Russell 1000 Technology Index	38,050	34,563,890	6/30/2010	(1,698,922)
Morgan Stanley Capital	Russell 1000 Technology Index	34,550	32,422,999	10/18/2010	(450,483)
Merrill Lynch International	Russell 1000 Technology Index	35,600	32,275,363	2/24/2011	(1,629,744)

			$120,174,068		$(4,378,416)

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  81

Direxion Daily Real Estate Bull 3X Shares
Schedule of Investments
October 31, 2009

Shares		Value

COMMON STOCKS - 81.5%
Real Estate Investment Trusts - 81.5%
16,863	Acadia Realty Trust	$268,122
915	Alexander’s, Inc.*	242,402
19,438	Alexandria Real Estate Equities, Inc.	1,052,956
65,443	AMB Property Corp.	1,438,437
22,785	American Campus Communities, Inc.	615,651
52,413	Apartment Investment & Management Co. Class A	647,301
38,460	Ashford Hospitality Trust, Inc.*	147,686
35,752	AvalonBay Communities, Inc.	2,459,023
43,876	BioMed Realty Trust, Inc.	595,397
60,997	Boston Properties, Inc.	3,706,788
55,192	Brandywine Realty Trust	527,636
22,935	BRE Properties, Inc.	624,520
29,239	Camden Property Trust	1,059,914
21,450	CapLease, Inc.	73,574
55,085	CBL & Associates Properties, Inc.	449,494
20,169	Cedar Shopping Centers, Inc.	122,426
27,515	Colonial Properties Trust	289,733
25,679	Corporate Office Properties Trust	852,286
37,449	Cousins Properties, Inc.	274,127
89,755	DCT Industrial Trust, Inc.	406,590
60,778	Developers Diversified Realty Corp.	522,083
48,325	DiamondRock Hospitality Co.*	367,753
32,363	Digital Realty Trust, Inc.	1,460,542
43,433	Douglas Emmett, Inc.	512,509
100,180	Duke Realty Corp.	1,126,023
18,136	Dupont Fabros Technology, Inc.*	273,491
11,284	EastGroup Properties, Inc.	415,364
23,732	Education Realty Trust, Inc.	118,897
15,644	Entertainment Properties Trust	532,209
12,719	Equity Lifestyle Properties, Inc.	590,798
19,314	Equity One, Inc.	288,165
122,565	Equity Residential	3,539,677
12,288	Essex Property Trust, Inc.	923,812
36,729	Extra Space Storage, Inc.	351,497
26,455	Federal Realty Investment Trust	1,561,639
28,954	FelCor Lodging Trust, Inc.*	91,205
24,892	First Industrial Realty Trust, Inc.	108,280
12,289	First Potomac Realty Trust	139,480
31,613	Franklin Street Properties Corp.	340,788
8,313	Getty Realty Corp.	203,752
28,960	Glimcher Realty Trust	78,192
18,975	Gramercy Capital Corp.*	59,582
130,143	HCP, Inc.	3,850,931
53,611	Health Care REIT, Inc.	2,378,720
26,545	Healthcare Realty Trust, Inc.	552,932
22,086	Hersha Hospitality Trust	56,540
31,295	Highwoods Properties, Inc.	861,238
14,729	Home Properties, Inc.	577,082
54,661	Hospitality Properties Trust	1,055,504
265,143	Host Hotels & Resorts, Inc.	2,680,596
100,116	HRPT Properties Trust	703,815
33,872	Inland Real Estate Corp.	290,622
32,130	Investors Real Estate Trust	268,928
18,724	Kilroy Realty Corp.	517,157
160,024	Kimco Realty Corp.	2,022,703
26,501	Kite Realty Group Trust	98,319
28,374	Lasalle Hotel Properties	486,898
42,061	Lexington Realty Trust	176,236
46,073	Liberty Property Trust	1,353,164
9,336	LTC Properties, Inc.	221,730
41,547	Macerich Co.	1,238,101
34,344	Mack-Cali Realty Corp.	1,062,947
35,870	Medical Properties Trust, Inc.	286,960
12,631	Mid-America Apartment Communities, Inc.	553,490
10,494	National Health Investors, Inc.	314,820
35,773	National Retail Properties, Inc.	693,281
46,076	Nationwide Health Properties, Inc.	1,485,951
36,885	Omega Healthcare Investors, Inc.	559,177
9,678	Parkway Properties, Inc.	170,817
17,093	Pennsylvania REIT	125,292
21,446	Post Properties, Inc.	353,645
198,102	ProLogis	2,244,496
8,550	PS Business Parks, Inc.	418,694
56,510	Public Storage	4,159,135
13,074	Ramco-Gershenson Properties Trust	115,574
46,690	Realty Income Corp.	1,082,274
35,816	Regency Centers Corp.	1,201,627
6,004	Saul Centers, Inc.	184,683
56,825	Senior Housing Properties Trust	1,095,586
126,538	Simon Property Group, Inc.	8,590,664
33,240	SL Green Realty Corp.	1,288,382
12,070	Sovran Self Storage, Inc.	363,307
33,552	Strategic Hotels & Resorts, Inc.*	59,387
7,917	Sun Communities, Inc.	138,072
42,591	Sunstone Hotel Investors, Inc.*	321,562
17,819	Tanger Factory Outlet Centers, Inc.	678,369
23,777	Taubman Centers, Inc.	725,436
67,343	UDR, Inc.	968,392
5,047	Universal Health Realty Income Trust	160,242
7,760	Urstadt Biddle Properties	114,615
1,464	Urstadt Biddle Properties Class A	20,935
35,712	U-Store-It Trust	203,558
70,050	Ventas, Inc.	2,811,107
70,980	Vornado Realty Trust	4,227,568
26,071	Washington Real Estate Investment Trust	696,096
50,855	Weingarten Realty Investors	940,818
6,019	Winthrop Realty Trust	53,930

	TOTAL COMMON STOCKS (Cost $83,820,375)	$87,321,906

The accompanying notes are an integral part of these financial statements.
82  DIREXION ANNUAL REPORT

Direxion Daily Real Estate Bull 3X Shares
Schedule of Investments
October 31, 2009

Shares		Value

SHORT TERM INVESTMENTS - 19.6%
MONEY MARKET FUNDS - 19.6%
6,414,292	Aim Short Term Investment Treasury, 0.05% (a)	$6,414,292
14,530,489	Goldman Sachs Financial Square Government Fund, 0.01% (a)	14,530,489

	TOTAL SHORT TERM INVESTMENTS (Cost $20,944,781)	$20,944,781

RIGHTS - 0.0%**
2,802	Winthrop Realty Trust - Rights (Cost $0)	0

	TOTAL INVESTMENTS (Cost $104,765,156) - 101.1% (b)	$108,266,687
	Liabilities in Excess of Other Assets - (1.1%)	(1,148,881)

	TOTAL NET ASSETS - 100.0%	$107,117,806

Percentages are stated as a percent of net assets.

(*)	Non - Income producing security.

(**)	Security is fair valued.

(a)	Represents annualized seven-day yield at October 31, 2009.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $95,615,290.
Direxion Daily Real Estate Bull 3X Shares
Swap Equity Contracts
October 31, 2009

					Unrealized
		Number of	Notional	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Credit Suisse Capital, LLC	MSCI US REIT Index	189,800	$102,722,891	2/7/2011	$857,382
Merrill Lynch International	MSCI US REIT Index	206,400	118,769,614	2/24/2011	(6,281,465)
Deutsche Bank AG London	MSCI US REIT Index	34,085	19,446,259	7/17/2014	(927,004)

			$240,938,764		$(6,351,087)

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  83

Direxion Daily Real Estate Bear 3X Shares
Schedule of Investments
October 31, 2009

Shares		Value

SHORT TERM INVESTMENTS - 119.0%
MONEY MARKET FUNDS - 119.0%
5,960,128	AIM Short Term Investment Treasury, 0.05% (a)	$5,960,128
50,472,500	Goldman Sachs Financial Square Government Fund, 0.01% (a)	50,472,500

	TOTAL SHORT TERM INVESTMENTS (Cost $56,432,628)	$56,432,628

	TOTAL INVESTMENTS (Cost $56,432,628) - 119.0% (b)	$56,432,628
	Liabilities in Excess of Other Assets - (19.0%)	(9,016,304)

	TOTAL NET ASSETS - 100.0%	$47,416,324

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at October 31, 2009.

(b)	All or a portion of these securities has been segregated as collateral for swap contracts. Total value of securities segregated amounted to $33,725,430.

Direxion Daily Real Estate Bear 3X Shares
Short Equity Swap Contracts
October 31, 2009

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Credit Suisse Capital, LLC	MSCI US REIT Index	107,500	$60,737,439	2/22/2011	$2,087,556
Merrill Lynch International	MSCI US REIT Index	45,200	25,517,521	2/24/2011	904,439
Deutsche Bank AG London	MSCI US REIT Index	108,925	60,161,691	7/17/2014	862,177

			$146,416,651		$3,854,172

The accompanying notes are an integral part of these financial statements.
84  DIREXION ANNUAL REPORT

Direxion Daily 10-Year Treasury Bull 3X Shares
Schedule of Investments
October 31, 2009

Shares		Value

U.S. TREASURY OBLIGATIONS - 89.4%
U.S. TREASURY BONDS - 89.4%
9,000,000	US Treasury Bond 3.625% 8/15/2019 (Cost $9,133,074) (b)	$9,167,344

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,133,074)	$9,167,344

SHORT TERM INVESTMENTS 8.4%
MONEY MARKET FUNDS 8.4%
856,707	Goldman Sachs Financial Square Government Fund, 0.01% (a)	856,707

	TOTAL SHORT TERM INVESTMENTS (Cost $856,707)	$856,707

	TOTAL INVESTMENTS (Cost $9,989,781) - 97.8%	$10,024,051
	Other Assets in Excess of Liabilities - 2.2%	224,287

	TOTAL NET ASSETS - 100.0%	$10,248,338

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at October 31, 2009.

(b)	All or a portion of this security has been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,587,188.

Direxion Daily 10-Year Treasury Bull 3X Shares
Swap Equity Contracts
October 31, 2009

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Credit Suisse Capital, LLC	NYSE Current 10-Year U.S. Treasury Index	21,835	$21,379,765	5/6/2010	$177,882

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  85

Direxion Daily 10-Year Treasury Bear 3X Shares
Schedule of Investments
October 31, 2009

Shares		Value

SHORT TERM INVESTMENTS - 103.7%
MONEY MARKET FUNDS - 103.7%
19,921,216	Goldman Sachs Financial Square Government Fund, 0.01% (a)(b)	$19,921,216

	TOTAL SHORT TERM INVESTMENTS (Cost $19,921,216)	$19,921,216

	TOTAL INVESTMENTS (Cost $19,921,216) - 103.7%	$19,921,216
	Liabilities in Excess of Other Assets - (3.7%)	(711,480)

	TOTAL NET ASSETS - 100.0%	$19,209,736

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at October 31, 2009.

(b)	All or a portion of this security has been segregated as collateral for swap contracts. Total value of securities segregated amounted to $9,066,188.

Direxion Daily 10-Year Treasury Bear 3X Shares
Short Equity Swap Contracts
October 31, 2009

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)

Credit Suisse Capital, LLC	NYSE Current 10-Year U.S. Treasury Index	58,315	$56,988,752	5/6/2010	$(661,160)

The accompanying notes are an integral part of these financial statements.
86  DIREXION ANNUAL REPORT

Direxion Daily 30-Year Treasury Bull 3X Shares
Schedule of Investments
October 31, 2009

Shares		Value

U.S. TREASURY OBLIGATIONS - 90.0%
U.S. TREASURY BONDS - 90.0%
11,000,000	U.S. Treasury Bond 4.5% 8/15/2039 (Cost $11,599,874)	$11,485,547

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,599,874)	$11,485,547

SHORT TERM INVESTMENTS 10.9%
MONEY MARKET FUNDS 10.9%
1,396,517	Goldman Sachs Financial Square Government Fund, 0.01% (a)	1,396,517

	TOTAL SHORT TERM INVESTMENTS (Cost $1,396,517)	$1,396,517

	TOTAL INVESTMENTS (Cost $12,996,391) - 100.9% (b)	$12,882,064
	Liabilities in Excess of Other Assets - (0.9%)	(113,980)

	TOTAL NET ASSETS - 100.0%	$12,768,084

Percentages are stated as percent of net assets.

(a)	Represents annualized seven-day yield at October 31, 2009.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,749,229.

Direxion Daily 30-Year Treasury Bull 3X Shares
Swap Equity Contracts
October 31, 2009

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital, LLC	NYSE Current 30-Year U.S. Treasury Index	28,600	$26,990,908	2/28/2011	$(189,998)

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  87

Direxion Daily 30-Year Treasury Bear 3X Shares
Schedule of Investments
October 31, 2009

Shares		Value

SHORT TERM INVESTMENTS - 103.1%
MONEY MARKET FUNDS - 103.1%
93,646,843	Goldman Sachs Financial Square Government Fund, 0.01% (a)(b)	$93,646,843

	TOTAL SHORT TERM INVESTMENTS (Cost $93,646,843)	$93,646,843

	TOTAL INVESTMENTS (Cost $93,646,843) - 103.1%	$93,646,843
	Liabilities in Excess of Other Assets - (3.1%)	(2,795,291)

	TOTAL NET ASSETS - 100.0%	$90,851,552

Percentages are stated as percent of net assets.

(a)	Represents annualized seven-day yield at October 31, 2009.

(b)	All or a portion of this security has been segregated as collateral for swap contracts. Total value of securities segregated amounted to $43,958,699.

Direxion Daily 30-Year Treasury Bear 3X Shares
Short Equity Swap Contracts
October 31, 2009

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Credit Suisse Capital, LLC	NYSE Current 30-Year U.S. Treasury Index	290,060	$270,588,911	1/27/2011	$(1,573,476)

The accompanying notes are an integral part of these financial statements.
88  DIREXION ANNUAL REPORT

Statements of Assets and Liabilities
October 31, 2009

	Direxion	Direxion	Direxion	Direxion
	Daily Large	Daily Large	Daily Mid	Daily Mid
	Cap Bull	Cap Bear	Cap Bull	Cap Bear
	3X Shares	3X Shares	3X Shares	3X Shares

Assets:
Investments, at value (Note 2)	$188,752,588	$408,037,936	$34,651,386	$16,286,300
Cash	7,667,917	—	1,699,723	—
Deposits for collateral	—	—	122,929	—
Receivable for Fund shares sold	—	—	—	—
Receivable for investments sold	13,242,815	—	—	—
Due from investment adviser	—	—	—	—
Dividend and interest receivable	204,756	22,766	21,427	733
Due from broker for swaps	1,217,998	—	—	—
Unrealized appreciation on swaps	8,972,471	3,063,851	308,534	877,375
Prepaid expense and other assets	14,670	20,563	4,675	2,845

Total Assets	220,073,215	411,145,116	36,808,674	17,167,253

Liabilities:
Payable for fund shares redeemed	2,580,624	14,112,786	—	—
Payable for investments purchased	—	—	—	—
Unrealized depreciation on swaps	6,028,978	35,641,651	324,846	574,074
Due to investment adviser	177,156	162,779	17,205	3,538
Due to broker for swaps	19,665,289	—	2,820,481	170,000
Payable to custodian	—	500	—	500
Accrued expenses and other liabilities	162,203	258,272	41,073	23,097

Total Liabilities	28,614,250	50,175,988	3,203,605	771,209

Net Assets	$191,458,965	$360,969,128	$33,605,069	$16,396,044

Net Assets Consist Of:
Capital stock	$169,063,582	$678,804,725	$21,349,040	$30,820,919
Undistributed net investment income (loss)	(60,186)	(60,107)	5,935	—
Realized gain (loss) on investments, swaps and options	(21,371,094)	(285,197,690)	7,476,532	(14,728,176)
Net unrealized appreciation (depreciation) on investments and swaps	43,826,663	(32,577,800)	4,773,562	303,301

Net Assets	$191,458,965	$360,969,128	$33,605,069	$16,396,044

Calculation of Net Asset Value Per Share:
Net assets	$191,458,965	$360,969,128	$33,605,069	$16,396,044
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	4,050,417	16,200,417	400,000	474,970
Net assets value, redemption price and offering price per share	$47.27	$22.28	$84.01	$34.52

Cost of Investments	$147,869,418	$408,037,936	$29,861,512	$16,286,300

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  89

Statements of Assets and Liabilities
October 31, 2009

	Direxion	Direxion	Direxion	Direxion
	Daily Small	Daily Small	Daily Developed	Daily Developed
	Cap Bull	Cap Bear	Markets Bull	Markets Bear
	3X Shares	3X Shares	3X Shares	3X Shares

Assets:
Investments, at value (Note 2)	$292,846,958	$421,312,546	$19,996,657	$4,358,064
Cash	—	16,199,925	1,249,842	59,695
Deposits for collateral	16,671	—	468	—
Receivable for Fund shares sold	25,742,381	27,012,554	—	—
Receivable for investments sold	18,481,851	—	—	—
Due from investment adviser	—	—	11,517	24,623
Dividend and interest receivable	97,228	24,044	15,194	242
Due from broker for swaps	—	—	—	—
Unrealized appreciation on swaps	—	43,368,612	525,914	113,097
Prepaid expense and other assets	14,017	17,207	32,928	30,124

Total Assets	337,199,106	507,934,888	21,832,520	4,585,845

Liabilities:
Payable for fund shares redeemed	—	19,245,156	—	—
Payable for investments purchased	27,501,078	—	—	—
Unrealized depreciation on swaps	26,101,953	—	7,930	—
Due to investment adviser	155,549	186,186	—	—
Due to broker for swaps	1,495,379	10,390,000	2,935,273	—
Payable to custodian	25,368	—	—	—
Accrued expenses and other liabilities	180,330	269,228	24,133	20,344

Total Liabilities	55,459,657	30,090,570	2,967,336	20,344

Net Assets	$281,739,449	$477,844,318	$18,865,184	$4,565,501

Net Assets Consist Of:
Capital stock	$285,732,093	$716,151,058	$12,508,294	$10,875,019
Undistributed net investment income (loss)	28,680	(25,966)	(2,476)	—
Realized gain (loss) on investments, swaps and options	(5,044,524)	(281,649,386)	2,998,470	(6,422,615)
Net unrealized appreciation (depreciation) on investments and swaps	1,023,200	43,368,612	3,360,896	113,097

Net Assets	$281,739,449	$477,844,318	$18,865,184	$4,565,501

Calculation of Net Asset Value Per Share:
Net assets	$281,739,449	$477,844,318	$18,865,184	$4,565,501
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	7,800,017	33,450,017	250,000	250,000
Net assets value, redemption price and offering price per share	$36.12	$14.29	$75.46	$18.26

Cost of Investments	$265,721,805	$421,312,546	$17,153,745	$4,358,064

The accompanying notes are an integral part of these financial statements.
90  DIREXION ANNUAL REPORT

Statements of Assets and Liabilities
October 31, 2009

	Direxion Daily	Direxion Daily
	Emerging	Emerging	Direxion Daily	Direxion Daily
	Markets Bull	Markets Bear	Energy Bull	Energy Bear
	3X Shares	3X Shares	3X Shares	3X Shares

Assets:
Investments, at value (Note 2)	$253,117,356	$96,626,433	$130,449,032	$70,327,363
Cash	8,680,653	—	5,854,888	1,172
Deposits for collateral	13,837	—	17,533	30,202
Receivable for Fund shares sold	5,879,052	8,792,484	10,594,347	1,248,084
Receivable for investments sold	—	—	9,592,426	—
Due from investment adviser	—	—	—	—
Dividend and interest receivable	389,624	4,845	125,723	3,794
Due from broker for swaps	—	—	36,786	—
Unrealized appreciation on swaps	3,441,410	5,489,105	3,363,408	287,111
Prepaid expense and other assets	15,455	9,935	10,681	9,116

Total Assets	271,537,387	110,922,802	160,044,824	71,906,842

Liabilities:
Payable for fund shares redeemed	—	4,446,228	—	—
Payable for investments purchased	—	—	11,373,124	—
Unrealized depreciation on swaps	18,646,886	2,775,446	3,834,642	490,833
Due to investment adviser	130,157	19,519	79,151	28,072
Due to broker for swaps	17,556,992	—	10,740,000	729
Payable to custodian	—	—	—	—
Accrued expenses and other liabilities	52,579	18,267	101,074	48,619

Total Liabilities	36,386,614	7,259,460	26,127,991	568,253

Net Assets	$235,150,773	$103,663,342	$133,916,833	$71,338,589

Net Assets Consist Of:
Capital stock	$191,532,639	$171,230,217	$111,491,956	$100,706,967
Undistributed net investment income (loss)	—	—	(11,002)	(5,927)
Realized gain (loss) on investments, swaps and options	27,849,244	(70,280,534)	5,909,976	(29,158,729)
Net unrealized appreciation (depreciation) on investments and swaps	15,768,890	2,713,659	16,525,903	(203,722)

Net Assets	$235,150,773	$103,663,342	$133,916,833	$71,338,589

Calculation of Net Asset Value Per Share:
Net assets	$235,150,773	$103,663,342	$133,916,833	$71,338,589
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	2,000,000	14,150,000	3,200,017	5,650,017
Net assets value, redemption price and offering price per share	$117.58	$7.33	$41.85	$12.63

Cost of Investments	$222,142,990	$96,626,433	$113,451,895	$70,327,363

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  91

Statements of Assets and Liabilities
October 31, 2009

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Financial Bull	Financial Bear	Technology Bull	Technology Bear
	3X Shares	3X Shares	3X Shares	3X Shares

Assets:
Investments, at value (Note 2)	$1,289,165,219	$1,216,862,195	$101,304,149	$45,899,422
Cash	12,467,009	3,844	1,849,717	—
Deposits for collateral	—	—	27,878	—
Receivable for Fund shares sold	236,329,264	27,446,621	—	—
Receivable for investments sold	30,732,409	—	13,743,615	—
Due from investment adviser	—	—	—	—
Dividend and interest receivable	618,959	74,297	19,933	2,443
Due from broker for swaps	—	—	71,785	—
Unrealized appreciation on swaps	—	90,101,800	4,447,982	—
Prepaid expense and other assets	47,040	62,946	9,260	7,736

Total Assets	1,569,359,900	1,334,551,703	121,474,319	45,909,601

Liabilities:
Payable for fund shares redeemed	50,333,426	117,426,370	—	—
Payable for investments purchased	107,278,638	—	—	—
Unrealized depreciation on swaps	89,315,482	—	2,056,283	4,378,416
Due to investment adviser	715,106	407,402	67,870	16,354
Due to broker for swaps	7,067,468	—	5,225,000	—
Payable to custodian	—	—	—	—
Accrued expenses and other liabilities	431,263	654,469	60,267	37,237

Total Liabilities	255,141,383	118,488,241	7,409,420	4,432,007

Net Assets	$1,314,218,517	$1,216,063,462	$114,064,899	$41,477,594

Net Assets Consist Of:
Capital stock	$1,329,255,596	$3,374,244,218	$64,386,782	$71,638,951
Undistributed net investment income (loss)	137,689	(37,366)	—	(1,843)
Realized gain (loss) on investments, swaps and options	(209,989,147)	(2,248,245,190)	27,483,081	(25,781,098)
Net unrealized appreciation (depreciation) on investments and swaps	194,814,379	90,101,800	22,195,036	(4,378,416)

Net Assets	$1,314,218,517	$1,216,063,462	$114,064,899	$41,477,594

Calculation of Net Asset Value Per Share:
Net assets	$1,314,218,517	$1,216,063,462	$114,064,899	41,477,594
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	19,498,935	52,972,694	850,000	3,300,000
Net assets value, redemption price and offering price per share	$67.40	$22.96	$134.19	$12.57

Cost of Investments	$1,005,035,358	$1,216,862,195	$81,500,812	$45,899,422

The accompanying notes are an integral part of these financial statements.
92  DIREXION ANNUAL REPORT

Statements of Assets and Liabilities
October 31, 2009

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Real Estate Bull	Real Estate Bear	10-Year Treasury	10-Year Treasury
	3X Shares	3X Shares	Bull 3X Shares	Bear 3X Shares

Assets:
Investments, at value (Note 2)	$108,266,687	$56,432,628	$10,024,051	$19,921,216
Cash	3,539,700	211,489	—	—
Deposits for collateral	18,478	—	—	—
Receivable for Fund shares sold	—	—	—	—
Receivable for investments sold	14,082,664	—	—	—
Due from investment adviser	—	—	8,591	5,246
Dividend and interest receivable	121,409	2,045	69,180	629
Due from broker for swaps	—	385,339	—	—
Unrealized appreciation on swaps	857,382	3,854,172	177,882	—
Prepaid expense and other assets	8,911	13,417	2,246	2,358

Total Assets	126,895,231	60,899,090	10,281,950	19,929,449

Liabilities:
Payable for fund shares redeemed	11,360,702	9,811,002	—	—
Payable for investments purchased	5,922	—	—	—
Unrealized depreciation on swaps	7,208,469	—	—	661,160
Due to investment adviser	92,780	24,358	—	—
Due to broker for swaps	1,080,000	3,620,000	—	23,876
Payable to custodian	—	—	—	—
Accrued expenses and other liabilities	29,552	27,406	33,612	34,677

Total Liabilities	19,777,425	13,482,766	33,612	719,713

Net Assets	$107,117,806	$47,416,324	$10,248,338	$19,209,736

Net Assets Consist Of:
Capital stock	$112,197,777	$51,545,718	$11,002,401	$19,210,648
Undistributed net investment income (loss)	154,580	—	21,027	—
Realized gain (loss) on investments, swaps and options	(2,384,995)	(7,983,566)	(987,242)	660,248
Net unrealized appreciation (depreciation) on investments and swaps	(2,849,556)	3,854,172	212,152	(661,160)

Net Assets	$107,117,806	$47,416,324	$10,248,338	$19,209,736

Calculation of Net Asset Value Per Share:
Net assets	$107,117,806	$47,416,324	$10,248,338	$19,209,736
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	1,000,000	2,250,000	200,000	300,000
Net assets value, redemption price and offering price per share	$107.12	$21.07	$51.24	$64.03

Cost of Investments	$104,765,156	$56,432,628	$9,989,781	$19,921,216

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  93

Statements of Assets and Liabilities
October 31, 2009

	Direxion Daily	Direxion Daily
	30-Year Treasury	30-Year Treasury
	Bull 3X Shares	Bear 3X Shares

Assets:
Investments, at value (Note 2)	$12,882,064	$93,646,843
Cash	—	—
Deposits for collateral	—	1,000
Receivable for Fund shares sold	—	—
Receivable for investments sold	—	—
Due from investment adviser	3,887	—
Dividend and interest receivable	105,012	5,185
Due from broker for swaps	—	—
Unrealized appreciation on swaps	—	—
Prepaid expense and other assets	2,660	4,464

Total Assets	12,993,623	93,657,492

Liabilities:
Payable for fund shares redeemed	—	—
Payable for investments purchased	—	—
Unrealized depreciation on swaps	189,998	1,573,476
Due to investment adviser	—	44,553
Due to broker for swaps	—	1,134,494
Payable to custodian	—	—
Accrued expenses and other liabilities	35,541	53,417

Total Liabilities	225,539	2,805,940

Net Assets	$12,768,084	$90,851,552

Net Assets Consist Of:
Capital stock	$12,618,611	$103,599,209
Undistributed net investment income (loss)	38,135	—
Realized gain (loss) on investments, swaps and options	415,663	(11,174,181)
Net unrealized appreciation (depreciation) on investments and swaps	(304,325)	(1,573,476)

Net Assets	$12,768,084	$90,851,552

Calculation of Net Asset Value Per Share:
Net assets	$12,768,084	$90,851,552
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	300,000	1,400,000
Net assets value, redemption price and offering price per share	$42.56	$64.89

Cost of Investments	$12,996,391	$93,646,843

The accompanying notes are an integral part of these financial statements.
94  DIREXION ANNUAL REPORT

Statements of Operations
Period Ended October 31, 2009

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Large Cap Bull	Large Cap Bear	Mid Cap Bull	Mid Cap Bear
	3X Shares	3X Shares	3X Shares	3X Shares

Investment income:
Dividend income	$5,600,210	$—	$274,904	$—
Interest income	58,728	252,121	2,354	8,027

Total Investment Income	5,658,938	252,121	277,258	8,027

Expenses:
Investment advisory fees	1,909,616	1,852,077	130,889	62,824
Licensing fees	338,873	318,905	20,186	8,744
Administration and accounting fees	167,989	151,159	19,970	5,129
Organization and offering fees	137,008	96,779	3,741	3,920
Professional fees	123,493	104,557	19,125	17,333
Report to shareholders	72,848	53,959	3,156	2,530
Custody fees	71,379	18,961	19,114	1,847
Insurance fees	27,251	16,460	(203)	(307)
Compliance fees	24,608	22,721	993	615
Transfer agent fees	12,000	12,000	10,000	19,000
Pricing fees	9,863	9,863	8,082	8,082
Trustees’ fees and expenses	6,944	6,983	500	294
Exchange listing fees	1,973	1,973	1,616	1,616
Other	13,932	47,315	2,358	2,416

Total expenses before reimbursement	2,917,777	2,713,712	239,527	134,043
Less: Reimbursement of expenses from Adviser	.(494,106)	(366,856)	(73,234)	(54,465)

Total expenses	2,423,671	2,346,856	166,293	79,578

Net investment income (loss)	3,235,267	(2,094,735)	110,965	(71,551)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(7,051,745)	—	(962,379)	—
In-kind redemption	—	—	—	—
Swaps	84,264,998	(282,578,954)	10,058,122	(14,728,176)
Options	—	—	—	—

Net realized gain (loss) on investments, in-kind redemptions, swaps, and options	77,213,253	(282,578,954)	9,095,743	(14,728,176)

Change in unrealized appreciation (depreciation) on:
Investment securities	40,883,170	—	4,789,874	—
Swaps	2,943,493	(32,577,800)	(16,312)	303,301

Change in unrealized appreciation (depreciation) on investment securities and swaps	43,826,663	(32,577,800)	4,773,562	303,301

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, swaps and options	121,039,916	(315,156,754)	13,869,305	(14,424,875)

Net increase (decrease) in net assets resulting from operations	$124,275,183	$(317,251,489)	$13,980,270	$(14,496,426)

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  95

Statements of Operations
Period Ended October 31, 2009

			Direxion Daily	Direxion Daily
	Direxion Daily	Direxion Daily	Developed	Developed
	Small Cap Bull	Small Cap Bear	Markets Bull	Markets Bear
	3X Shares	3X Shares	3X Shares	3X Shares

Investment income:
Dividend income (net of foreign withholding tax of $–, $–, $18,247, and $–, respectively)	$2,852,667	$—	$220,205	$—
Interest income	35,775	188,656	1,616	5,891

Total Investment Income	2,888,442	188,656	221,821	5,891

Expenses:
Investment advisory fees	1,497,342	1,503,191	71,689	40,947
Licensing fees	260,637	255,556	58,680	59,362
Administration and accounting fees	150,208	121,631	9,065	3,458
Organization and offering fees	55,949	52,715	10,155	10,601
Professional fees	99,281	87,685	17,180	16,753
Report to shareholders	46,623	37,589	1,592	1,603
Custody fees	83,319	15,628	8,407	1,772
Insurance fees	14,073	10,318	856	952
Compliance fees	14,962	16,205	592	448
Transfer agent fees	12,000	12,000	11,000	11,000
Pricing fees	9,863	9,863	8,794	8,795
Trustees’ fees and expenses	5,302	5,572	305	210
Exchange listing fees	1,973	1,973	1,759	1,759
Other	11,218	50,215	1,711	1,371

Total expenses before reimbursement	2,262,750	2,180,141	201,785	159,031
Less: Reimbursement of expenses from Adviser	(363,194)	(275,349)	(110,686)	(107,147)

Total expenses	1,899,556	1,904,792	91,099	51,884

Net investment income (loss)	988,886	(1,716,136)	130,722	(45,993)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(491,857)	—	(1,213,032)	—
In-kind redemption	6,492,884	—	—	—
Swaps	89,704,279	(281,649,386)	4,212,026	(6,422,615)
Options	—	—	—	—

Net realized gain (loss) on investments, in-kind redemptions, swaps, and options	95,705,306	(281,649,386)	2,998,994	(6,422,615)

Change in unrealized appreciation (depreciation) on:
Investment securities	27,125,153	—	2,842,912	—
Swaps	(26,101,953)	43,368,612	517,984	113,097

Change in unrealized appreciation (depreciation) on investment securities and swaps	1,023,200	43,368,612	3,360,896	113,097

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, swaps and options	96,728,506	(238,280,774)	6,359,890	(6,309,518)

Net increase (decrease) in net assets resulting from operations	$97,717,392	$(239,996,910)	$6,490,612	$(6,355,511)

The accompanying notes are an integral part of these financial statements.
96  DIREXION ANNUAL REPORT

Statements of Operations
Period Ended October 31, 2009

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Emerging Markets	Emerging Markets	Energy	Energy
	Bull 3X Shares	Bear 3X Shares	Bull 3X Shares	Bear 3X Shares

Investment income:
Dividend income (net of foreign withholding tax of $196,369, $–, $–, and $–, respectively)	$2,096,896	$—	$2,225,099	$—
Interest income	11,922	27,655	18,062	34,900

Total Investment Income	2,108,818	27,655	2,243,161	34,900

Expenses:
Investment advisory fees	707,040	262,124	957,906	293,558
Licensing fees	105,188	67,240	100,269	27,447
Administration and accounting fees	59,572	21,053	80,954	23,701
Organization and offering fees	10,883	11,066	31,126	19,719
Professional fees	34,993	23,025	73,824	25,501
Report to shareholders	13,043	4,870	31,166	8,572
Custody fees	16,876	4,211	23,405	5,895
Insurance fees	1,767	1,414	6,786	1,680
Compliance fees	4,995	1,812	9,349	3,918
Transfer agent fees	11,000	11,000	12,000	12,000
Pricing fees	8,795	8,795	9,808	9,808
Trustees’ fees and expenses	2,391	1,033	3,373	1,153
Exchange listing fees	1,759	1,759	1,962	1,962
Other	9,028	13,525	5,357	7,310

Total expenses before reimbursement	987,330	432,927	1,347,285	442,224
Less: Reimbursement of expenses from Adviser	(89,274)	(100,867)	(132,992)	(69,846)

Total expenses	898,056	332,060	1,214,293	372,378

Net investment income (loss)	1,210,762	(304,405)	1,028,868	(337,478)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(5,771,800)	—	5,596,150	—
In-kind redemption	—	—	—	—
Swaps	74,646,093	(70,280,534)	55,513,155	(29,158,729)
Options	—	—	—	—

Net realized gain (loss) on investments, in-kind redemptions, swaps, and options	68,874,293	(70,280,534)	61,109,305	(29,158,729)

Change in unrealized appreciation (depreciation) on:
Investment securities	30,974,366	—	16,997,137	—
Swaps	(15,205,476)	2,713,659	(471,234)	(203,722)

Change in unrealized appreciation (depreciation) on investment securities and swaps	15,768,890	2,713,659	16,525,903	(203,722)

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, swaps and options	84,643,183	(67,566,875)	77,635,208	(29,362,451)

Net increase (decrease) in net assets resulting from operations	$85,853,945	$(67,871,280)	$78,664,076	$(29,699,929)

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  97

Statements of Operations
Period Ended October 31, 2009

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Financial Bull	Financial Bear	Technology Bull	Technology Bear
	3X Shares	3X Shares	3X Shares	3X Shares

Investment income:
Dividend income	$15,816,193	$—	$367,977	$—
Interest income	176,316	707,571	5,617	15,256

Total Investment Income	15,992,509	707,571	373,594	15,256

Expenses:
Investment advisory fees	6,859,028	5,873,823	388,873	149,961
Licensing fees	700,302	594,968	37,335	13,706
Administration and accounting fees	559,374	469,030	34,321	11,993
Organization and offering fees	75,557	74,329	10,890	10,494
Professional fees	280,651	230,506	26,367	19,557
Report to shareholders	186,118	175,840	7,516	2,959
Custody fees	107,140	57,124	15,270	2,758
Insurance fees	26,162	20,288	1,443	1,023
Compliance fees	59,344	55,909	2,537	1,454
Transfer agent fees	20,250	20,250	11,000	11,000
Pricing fees	9,808	9,808	8,795	8,795
Trustees’ fees and expenses	21,779	20,670	1,309	614
Exchange listing fees	1,962	1,962	1,759	1,759
Other	17,596	232,207	5,796	5,241

Total expenses before reimbursement	8,925,071	7,836,714	553,211	241,314
Less: Reimbursement of expenses from Adviser	(224,739)	(423,467)	(58,525)	(51,370)

Total expenses	8,700,332	7,413,247	494,686	189,944

Net investment income (loss)	7,292,177	(6,705,676)	(121,092)	(174,688)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(35,189,946)	—	(1,092,581)	—
In-kind redemption	154,008,112	—	—	—
Swaps	1,103,136,370	(2,248,240,477)	44,349,769	(25,781,098)
Options	—	(4,713)	—	—

Net realized gain (loss) on investments, in-kind redemptions, swaps, and options	1,221,954,536	(2,248,245,190)	43,257,188	(25,781,098)

Change in unrealized appreciation (depreciation) on:
Investment securities	284,129,861	—	19,803,337	—
Swaps	(89,315,482)	90,101,800	2,391,699	(4,378,416)

Change in unrealized appreciation (depreciation) on investment securities and swaps	194,814,379	90,101,800	22,195,036	(4,378,416)

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, swaps and options	1,416,768,915	(2,158,143,390)	65,452,224	(30,159,514)

Net increase (decrease) in net assets resulting from operations	$1,424,061,092	$(2,164,849,066)	$65,331,132	$(30,334,202)

The accompanying notes are an integral part of these financial statements.
98  DIREXION ANNUAL REPORT

Statements of Operations
Period Ended October 31, 2009

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Real Estate Bull	Real Estate Bear	10-Year Treasury	10-Year Treasury
	3X Shares	3X Shares	Bull 3X Shares	Bear 3X Shares

Investment income:
Dividend income	$666,146	$—	$—	$—
Interest income	204	863	85,699	3,098

Total Investment Income	666,350	863	85,699	3,098

Expenses:
Investment advisory fees	147,756	41,888	21,286	36,200
Licensing fees	10,705	11,421	27,260	27,260
Administration and accounting fees	12,041	3,293	2,048	3,422
Organization and offering fees	3,921	3,921	6,277	6,336
Professional fees	21,054	19,262	15,697	16,068
Report to shareholders	662	276	857	1,155
Custody fees	4,811	791	816	1,048
Insurance fees	351	165	63	84
Compliance fees	195	92	211	311
Transfer agent fees	4,000	4,000	7,000	7,000
Pricing fees	2,932	2,932	5,425	5,425
Trustees’ fees and expenses	326	86	73	125
Exchange listing fees	586	586	1,085	1,085
Other	8,845	3,345	1,017	1,211

Total expenses before reimbursement	218,185	92,058	89,115	106,730
Less: Reimbursement of expenses from Adviser	(30,016)	(38,955)	(62,153)	(60,856)

Total expenses	188,169	53,103	26,962	45,874

Net investment income (loss)	478,181	(52,240)	58,737	(42,776)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(4,226,107)	—	(315,725)	—
In-kind redemption	—	—	—	—
Swaps	6,432,400	(7,744,988)	(671,517)	697,246
Options	—	—	—	—

Net realized gain (loss) on investments, in-kind redemptions, swaps, and options	2,206,293	(7,744,988)	(987,242)	697,246

Change in unrealized appreciation (depreciation) on:
Investment securities	3,501,531	—	34,270	—
Swaps	(6,351,087)	3,854,172	177,882	(661,160)

Change in unrealized appreciation (depreciation) on investment securities and swaps	(2,849,556)	3,854,172	212,152	(661,160)

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, swaps and options	(643,263)	(3,890,816)	(775,090)	36,086

Net increase (decrease) in net assets resulting from operations	$(165,082)	$(3,943,056)	$(716,353)	$(6,690)

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  99

Statements of Operations
Period Ended October 31, 2009

	Direxion Daily	Direxion Daily
	30-Year Treasury	30-Year Treasury
	Bull 3X Shares	Bear 3X Shares

Investment income:
Dividend income	$—	$—
Interest income	219,857	18,472

Total Investment Income	219,857	18,472

Expenses:
Investment advisory fees	43,542	231,788
Licensing fees	27,260	27,260
Administration and accounting fees	4,125	21,677
Organization and offering fees	6,242	6,370
Professional fees	16,281	20,807
Report to shareholders	1,068	4,342
Custody fees	1,128	2,893
Insurance fees	77	323
Compliance fees	327	1,418
Transfer agent fees	7,000	7,000
Pricing fees	5,425	5,425
Trustees’ fees and expenses	155	801
Exchange listing fees	1,085	1,085
Other	1,401	7,427

Total expenses before reimbursement	115,116	338,616
Less: Reimbursement of expenses from Adviser	(59,927)	(44,875)

Total expenses	55,189	293,741

Net investment income (loss)	164,668	(275,269)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	164,768	—
In-kind redemption	—	—
Swaps	552,576	(10,217,683)
Options	—	—

Net realized gain (loss) on investments, in-kind redemptions, swaps, and options	717,344	(10,217,683)

Change in unrealized appreciation (depreciation) on:
Investment securities	(114,327)	—
Swaps	(189,998)	(1,573,476)

Change in unrealized appreciation (depreciation) on investment securities and swaps	(304,325)	(1,573,476)

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions, swaps and options	413,019	(11,791,159)

Net increase (decrease) in net assets resulting from operations	$577,687	$(12,066,428)

The accompanying notes are an integral part of these financial statements.
100  DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Large Cap	Large Cap	Mid Cap	Mid Cap Bear
	Bull 3X Shares	Bear 3X Shares	Bull 3X Shares	3X Shares
	For the Period	For the Period	For the Period	For the Period
	November 5, 2008[1]	November 5, 2008[1]	January 8, 2009[1]	January 8, 2009[1,2]
	Through	Through	Through	Through
	October 31, 2009	October 31, 2009	October 31, 2009	October 31, 2009

Operations:
Net investment income (loss)	$3,235,267	$(2,094,735)	$110,965	$(71,551)
Net realized gain (loss) on investments, in-kind redemptions, swaps and options	77,213,253	(282,578,954)	9,095,743	(14,728,176)
Net unrealized appreciation (depreciation) on investment securities and swaps	43,826,663	(32,577,800)	4,773,562	303,301

Net increase (decrease) in net assets resulting from operations	124,275,183	(317,251,489)	13,980,270	(14,496,426)

Distribution to shareholders:
Net investment income	(3,209,344)	—	(93,752)	—

Total distributions	(3,209,344)	—	(93,752)	—

Capital share transactions:
Proceeds from shares sold	867,221,785	987,766,533	27,501,265	30,890,712
Cost of shares redeemed	(797,330,979)	(309,882,111)	(7,791,714)	(1,942)
Transaction fees	477,307	311,183	9,000	3,700

Net increase in net assets resulting from capital transactions	70,368,113	678,195,605	19,718,551	30,892,470

Total increase in net assets	191,433,952	360,944,116	33,605,069	16,396,044
Net assets:
Beginning of period	25,013	25,012	—	—

End of period	$191,458,965	$360,969,128	$33,605,069	$16,396,044

Undistributed net investment income (loss) at end of period	$(60,186)	$(60,107)	$5,935	$—

Changes in shares outstanding:
Shares outstanding, beginning of period	417	417	—	—
Shares sold	28,700,000	23,250,000	550,000	475,000
Shares repurchased	(24,650,000)	(7,050,000)	(150,000)	(30)

Shares outstanding, end of period	4,050,417	16,200,417	400,000	474,970

[1]	Commencement of Investment Operations.
[2]	On June 25, 2009, there was a 1 for 2 reverse stock split. Historical share amounts have been adjusted to reflect the 1 for 2 reverse stock split on a retroactive basis.
[3]	On July 9, 2009, there was a 1 for 5 reverse stock split. Historical share amounts have been adjusted to reflect the 1 for 5 reverse stock split on a retroactive basis.
[4]	On July 9, 2009, there was a 1 for 10 reverse stock split. Historical share amounts have been adjusted to reflect the 1 for 10 reverse stock split on a retroactive basis.

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  101

Statements of Changes in Net Assets

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Small Cap	Small Cap	Developed Markets	Developed Markets
	Bull 3X Shares	Bear 3X Shares	Bull 3X Shares	Bear 3X Shares
	For the Period	For the Period	For the Period	For the Period
	November 5, 2008[1]	November 5, 2008[1]	December 17, 2008[1]	December 17, 2008[1]
	Through	Through	Through	Through
	October 31, 2009	October 31, 2009	October 31, 2009	October 31, 2009

Operations:
Net investment income (loss)	$988,886	$(1,716,136)	$130,722	$(45,993)
Net realized gain (loss) on investments, in-kind redemptions, swaps and options	95,705,306	(281,649,386)	2,998,994	(6,422,615)
Net unrealized appreciation (depreciation) on investment securities and swaps	1,023,200	43,368,612	3,360,896	113,097

Net increase (decrease) in net assets resulting from operations	97,717,392	(239,996,910)	6,490,612	(6,355,511)

Distribution to shareholders:
Net investment income	(994,078)	—	(140,353)	—

Total distributions	(994,078)	—	(140,353)	—

Capital share transactions:
Proceeds from shares sold	784,439,396	1,044,779,097	12,512,965	11,996,219
Cost of shares redeemed	(599,781,527)	(327,219,914)	—	(1,076,007)
Transaction fees	357,266	281,045	1,960	800

Net increase in net assets resulting from capital transactions	185,015,135	717,840,228	12,514,925	10,921,012

Total increase in net assets	281,738,449	477,843,318	18,865,184	4,565,501
Net assets:
Beginning of period	1,000	1,000	—	—

End of period	$281,739,449	$477,844,318	$18,865,184	$4,565,501

Undistributed net investment income (loss) at end of period	$28,680	$(25,966)	$(2,476)	$—

Changes in shares outstanding:
Shares outstanding, beginning of period	17	17	—	—
Shares sold	28,650,000	44,900,000	250,000	300,000
Shares repurchased	(20,850,000)	(11,450,000)	—	(50,000)

Shares outstanding, end of period	7,800,017	33,450,017	250,000	250,000

[1]	Commencement of Investment Operations.
[2]	On June 25, 2009, there was a 1 for 2 reverse stock split. Historical share amounts have been adjusted to reflect the 1 for 2 reverse stock split on a retroactive basis.
[3]	On July 9, 2009, there was a 1 for 5 reverse stock split. Historical share amounts have been adjusted to reflect the 1 for 5 reverse stock split on a retroactive basis.
[4]	On July 9, 2009, there was a 1 for 10 reverse stock split. Historical share amounts have been adjusted to reflect the 1 for 10 reverse stock split on a retroactive basis.

The accompanying notes are an integral part of these financial statements.
102  DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Emerging Markets	Emerging Markets	Energy	Energy
	Bull 3X Shares	Bear 3X Shares	Bull 3X Shares	Bear 3X Shares
	For the Period	For the Period	For the Period	For the Period
	December 17, 2008[1]	December 17, 2008[1]	November 6, 2008[1]	November 6, 2008[1]
	Through	Through	Through	Through
	October 31, 2009	October 31, 2009	October 31, 2009	October 31, 2009

Operations:
Net investment income (loss)	$1,210,762	$(304,405)	$1,028,868	$(337,478)
Net realized gain (loss) on investments, in-kind redemptions, swaps and options	68,874,293	(70,280,534)	61,109,305	(29,158,729)
Net unrealized appreciation (depreciation) on investment securities and swaps	15,768,890	2,713,659	16,525,903	(203,722)

Net increase (decrease) in net assets resulting from operations	85,853,945	(67,871,280)	78,664,076	(29,699,929)

Distribution to shareholders:
Net investment income	(1,205,849)	—	(1,076,389)	—

Total distributions	(1,205,849)	—	(1,076,389)	—

Capital share transactions:
Proceeds from shares sold	300,899,538	186,271,079	498,615,687	232,707,689
Cost of shares redeemed	(150,486,351)	(14,756,132)	(442,530,910)	(131,769,705)
Transaction fees	89,490	19,675	243,369	99,534

Net increase in net assets resulting from capital transactions	150,502,677	171,534,622	56,328,146	101,037,518

Total increase in net assets	235,150,773	103,663,342	133,915,833	71,337,589
Net assets:
Beginning of period	—	—	1,000	1,000

End of period	$235,150,773	$103,663,342	$133,916,833	$71,338,589

Undistributed net investment income (loss) at end of period	$—	$—	$(11,002)	$(5,927)

Changes in shares outstanding:
Shares outstanding, beginning of period	—	—	17	17
Shares sold	3,350,000	15,500,000	16,800,000	11,250,000
Shares repurchased	(1,350,000)	(1,350,000)	(13,600,000)	(5,600,000)

Shares outstanding, end of period	2,000,000	14,150,000	3,200,017	5,650,017

[1]	Commencement of Investment Operations.
[2]	On June 25, 2009, there was a 1 for 2 reverse stock split. Historical share amounts have been adjusted to reflect the 1 for 2 reverse stock split on a retroactive basis.
[3]	On July 9, 2009, there was a 1 for 5 reverse stock split. Historical share amounts have been adjusted to reflect the 1 for 5 reverse stock split on a retroactive basis.
[4]	On July 9, 2009, there was a 1 for 10 reverse stock split. Historical share amounts have been adjusted to reflect the 1 for 10 reverse stock split on a retroactive basis.

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  103

Statements of Changes in Net Assets

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Financial Bull	Financial Bear	Technology Bull	Technology Bear
	3X Shares	3X Shares	3X Shares	3X Shares
	For the Period	For the Period	For the Period	For the Period
	November 6, 2008[1,3]	November 6, 2008[1,4]	December 17, 2008[1]	December 17, 2008[1]
	Through	Through	Through	Through
	October 31, 2009	October 31, 2009	October 31, 2009	October 31, 2009

Operations:
Net investment income (loss)	$7,292,177	$(6,705,676)	$(121,092)	$(174,688)
Net realized gain (loss) on investments, in-kind redemptions, swaps and options	1,221,954,536	(2,248,245,190)	43,257,188	(25,781,098)
Net unrealized appreciation (depreciation) on investment securities and swaps	194,814,379	90,101,800	22,195,036	(4,378,416)

Net increase (decrease) in net assets resulting from operations	1,424,061,092	(2,164,849,066)	65,331,132	(30,334,202)

Distribution to shareholders:
Net investment income	(7,324,266)	—	(33,303)	—

Total distributions	(7,324,266)	—	(33,303)	—

Capital share transactions:
Proceeds from shares sold	7,265,760,714	7,320,425,308	120,301,462	79,967,011
Cost of shares redeemed	(7,371,473,562)	(3,941,893,925)	(71,572,992)	(8,169,715)
Transaction fees	3,169,526	2,356,133	38,600	14,500

Net increase (decrease) in net assets resulting from capital transactions	(102,543,322)	3,380,887,516	48,767,070	71,811,796

Total increase in net assets	1,314,193,504	1,216,038,450	114,064,899	41,477,594
Net assets:
Beginning of period	25,013	25,012	—	—

End of period	$1,314,218,517	$1,216,063,462	$114,064,899	$41,477,594

Undistributed net investment income (loss) at end of period	$137,689	$(37,366)	$—	$(1,843)

Changes in shares outstanding:
Shares outstanding, beginning of period	84	42	—	—
Shares sold	166,990,001	127,410,000	1,600,000	3,400,000
Shares repurchased	(147,491,150)	(74,437,348)	(750,000)	(100,000)

Shares outstanding, end of period	19,498,935	52,972,694	850,000	3,300,000

[1]	Commencement of Investment Operations.
[2]	On June 25, 2009, there was a 1 for 2 reverse stock split. Historical share amounts have been adjusted to reflect the 1 for 2 reverse stock split on a retroactive basis.
[3]	On July 9, 2009, there was a 1 for 5 reverse stock split. Historical share amounts have been adjusted to reflect the 1 for 5 reverse stock split on a retroactive basis.
[4]	On July 9, 2009, there was a 1 for 10 reverse stock split. Historical share amounts have been adjusted to reflect the 1 for 10 reverse stock split on a retroactive basis.

The accompanying notes are an integral part of these financial statements.
104  DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Real Estate Bull	Real Estate Bear	10-Year Treasury	10-Year Treasury
	3X Shares	3X Shares	Bull 3X Shares	Bear 3X Shares
	For the Period	For the Period	For the Period	For the Period
	July 16, 2009[1]	July 16, 2009[1]	April 16, 2009[1]	April 16, 2009[1]
	Through	Through	Through	Through
	October 31, 2009	October 31, 2009	October 31, 2009	October 31, 2009

Operations:
Net investment income (loss)	$478,181	$(52,240)	$58,737	$(42,776)
Net realized gain (loss) on investments, in-kind redemptions, swaps and options	2,206,293	(7,744,988)	(987,242)	697,246
Net unrealized appreciation (depreciation) on investment securities and swaps	(2,849,556)	3,854,172	212,152	(661,160)

Net increase (decrease) in net assets resulting from operations	(165,082)	(3,943,056)	(716,353)	(6,690)

Distribution to shareholders:
Net investment income	(113,010)	—	(43,434)	—

Total distributions	(113,010)	—	(43,434)	—

Capital share transactions:
Proceeds from shares sold	158,888,295	62,823,181	11,008,125	19,216,426
Cost of shares redeemed	(51,507,797)	(11,467,201)	—	—
Transaction fees	15,400	3,400	—	—

Net increase in net assets resulting from capital transactions	107,395,898	51,359,380	11,008,125	19,216,426

Total increase in net assets	107,117,806	47,416,324	10,248,338	19,209,736
Net assets:
Beginning of period	—	—	—	—

End of period	$107,117,806	$47,416,324	$10,248,338	$19,209,736

Undistributed net investment income (loss) at end of period	$154,580	$—	$21,027	$—

Changes in shares outstanding:
Shares outstanding, beginning of period	—	—	—	—
Shares sold	1,450,000	2,750,000	200,000	300,000
Shares repurchased	(450,000)	(500,000)	—	—

Shares outstanding, end of period	1,000,000	2,250,000	200,000	300,000

[1]	Commencement of Investment Operations.
[2]	On June 25, 2009, there was a 1 for 2 reverse stock split. Historical share amounts have been adjusted to reflect the 1 for 2 reverse stock split on a retroactive basis.
[3]	On July 9, 2009, there was a 1 for 5 reverse stock split. Historical share amounts have been adjusted to reflect the 1 for 5 reverse stock split on a retroactive basis.
[4]	On July 9, 2009, there was a 1 for 10 reverse stock split. Historical share amounts have been adjusted to reflect the 1 for 10 reverse stock split on a retroactive basis.

The accompanying notes are an integral part of these financial statements.
DIREXION ANNUAL REPORT  105

Statements of Changes in Net Assets

	Direxion Daily	Direxion Daily
	30-Year Treasury	30-Year Treasury
	Bull 3X Shares	Bear 3X Shares
	For the Period	For the Period
	April 16, 2009[1]	April 16, 2009[1]
	Through	Through
	October 31, 2009	October 31, 2009

Operations:
Net investment income (loss)	$164,668	$(275,269)
Net realized gain (loss) on investments, in-kind redemptions, swaps and options	717,344	(10,217,683)
Net unrealized appreciation (depreciation) on investment securities and swaps	(304,325)	(1,573,476)

Net increase (decrease) in net assets resulting from operations	577,687	(12,066,428)

Distribution to shareholders:
Net investment income	(117,943)	—

Total distributions	(117,943)	—

Capital share transactions:
Proceeds from shares sold	21,102,938	109,533,876
Cost of shares redeemed	(8,798,298)	(6,626,096)
Transaction fees	3,700	10,200

Net increase in net assets resulting from capital transactions	12,308,340	102,917,980

Total increase in net assets	12,768,084	90,851,552
Net assets:
Beginning of period	—	—

End of period	$12,768,084	$90,851,552

Undistributed net investment income (loss) at end of period	$38,135	$—

Changes in shares outstanding:
Shares outstanding, beginning of period	—	—
Shares sold	500,000	1,500,000
Shares repurchased	(200,000)	(100,000)

Shares outstanding, end of period	300,000	1,400,000

[1]	Commencement of Investment Operations.
[2]	On June 25, 2009, there was a 1 for 2 reverse stock split. Historical share amounts have been adjusted to reflect the 1 for 2 reverse stock split on a retroactive basis.
[3]	On July 9, 2009, there was a 1 for 5 reverse stock split. Historical share amounts have been adjusted to reflect the 1 for 5 reverse stock split on a retroactive basis.
[4]	On July 9, 2009, there was a 1 for 10 reverse stock split. Historical share amounts have been adjusted to reflect the 1 for 10 reverse stock split on a retroactive basis.

The accompanying notes are an integral part of these financial statements.
106  DIREXION ANNUAL REPORT

Financial Highlights
October 31, 2009

										Ratios to Average Net Assets
			Net Realized	Net Increase				Net Assets,			Net
	Net Asset	Net	and	(Decrease) in	Dividends	Net Asset		End of			Investment
	Value,	Investment	Unrealized	Net Asset Value	from Net	Value,		Period			Income (Loss)	Portfolio
	Beginning	Income	Gain (Loss)	Resulting form	Investment	End of	Total	(000’s	Net	Total	After Expense	Turnover
	of Period	(Loss)[2]	on Investments	Operations	Income	Period	Return[3]	ommitted)	Expenses[4]	Expenses[4,5]	Reimbursement[4]	Rate[6]

Direxion Daily Large Cap Bull 3X Shares
For the Period November 5, 2008[1,7] Through October 31, 2009	$60.00	$0.39	$(12.74)	$(12.35)	$(0.38)	$47.27	(20.35)%	$191,459	0.95%	1.15%	1.27%	368%
Direxion Daily Large Cap Bear 3X Shares
For the Period November 5, 2008[1] Through October 31, 2009	$60.00	(0.26)	(37.46)	(37.72)	—	$22.28	(62.87)%	360,969	0.95%	1.10%	(0.85)%	0%
Direxion Daily Mid Cap Bull 3X Shares
For the Period January 8, 2009[1] Through October 31, 2009	$60.00	0.34	23.93	24.27	(0.26)	$84.01	40.65%	33,605	0.95%	1.37%	0.64%	180%
Direxion Daily Mid Cap Bear 3X Shares
For the Period January 8, 2009[1,8] Through October 31, 2009	$120.00	(0.34)	(85.14)	(85.48)	—	$34.52	(71.23)%	16,396	0.95%	1.60%	(0.85)%	0%
Direxion Daily Small Cap Bull 3X Shares
For the Period November 5, 2008[1,7] Through October 31, 2009	$60.00	0.13	(23.86)	(23.73)	(0.15)	$36.12	(39.50)%	281,739	0.95%	1.13%	0.50%	303%
Direxion Daily Small Cap Bear 3X Shares
For the Period November 5, 2008[1] Through October 31, 2009	$60.00	(0.14)	(45.57)	(45.71)	—	$14.29	(76.18)%	477,844	0.95%	1.09%	(0.86)%	0%
Direxion Daily Developed Markets Bull 3X Shares
For the Period December 17, 2008[1] Through October 31, 2009	$60.00	0.70	15.36	16.06	(0.60)	$75.46	27.15%	18,865	0.95%	2.11%	1.37%	100%
Direxion Daily Developed Markets Bear 3X Shares
For the Period December 17, 2008[1] Through October 31, 2009	$60.00	(0.27)	(41.47)	(41.74)	—	$18.26	(69.57)%	4,566	0.95%	2.91%	(0.84)%	0%
Direxion Daily Emerging Markets Bull 3X Shares
For the Period December 17, 2008[1] Through October 31, 2009	$60.00	0.99	57.29	58.28	(0.70)	$117.58	97.28%	235,151	0.95%	1.05%	1.28%	160%
Direxion Daily Emerging Markets Bear 3X Shares
For the Period December 17, 2008[1] Through October 31, 2009	$60.00	(0.07)	(52.60)	(52.67)	—	$7.33	(87.78)	103,663	0.95%	1.24%	(0.87)%	0%
Direxion Daily Energy Bull 3X Shares
For the Period November 6, 2008[1,7] Through October 31, 2009	$60.00	0.26	(18.18)	(17.92)	(0.23)	$41.85	(29.75)%	133,917	0.95%	1.05%	0.81%	518%
Direxion Daily Energy Bear 3X Shares
For the Period November 6, 2008[1] Through October 31, 2009	$60.00	(0.15)	(47.22)	(47.37)	—	$12.63	(78.95)%	71,339	0.95%	1.13%	(0.86)%	0%
Direxion Daily Financial Bull 3X Shares
For the Period November 6, 2008[1,7,9] Through October 31, 2009	$300.00	0.37	(232.44)	(232.07)	(0.53)	$67.40	(77.36)%	1,314,219	0.95%	0.98%	0.80%	365%
Direxion Daily Financial Bear 3X Shares
For the Period November 6, 2008[1,10] Through October 31, 2009	$600.00	(0.29)	(576.75)	(577.04)	—	$22.96	(96.17)%	1,216,063	0.95%	1.00%	(0.86)%	0%
Direxion Daily Technology Bull 3X Shares
For the Period December 17, 2008[1] Through October 31, 2009	$60.00	(0.19)	74.43	74.24	(0.05)	$134.19	123.80%	114,065	0.95%	1.07%	(0.23)%	206%
Direxion Daily Technology Bear 3X Shares
For the Period December 17, 2008[1] Through October 31, 2009	$60.00	(0.12)	(47.31)	(47.43)	—	$12.57	(79.05)%	41,478	0.95%	1.21%	(0.87)%	0%
Direxion Daily Real Estate Bull 3X Shares
For the Period July 16, 2009[1,7] Through October 31, 2009	$60.00	0.77	46.50	47.27	(0.15)	$107.12	78.71%	107,118	0.96%	1.11%	2.43%	132%
Direxion Daily Real Estate Bear 3X Shares
For the Period July 16, 2009[1] Through October 31, 2009	$60.00	(0.05)	(38.88)	(38.93)	—	$21.07	(64.88)%	47,416	0.95%	1.65%	(0.94)%	0%
Direxion Daily 10-Year Treasury Bull 3X Shares
For the Period April 16, 2009[1] Through October 31, 2009	$60.00	0.51	(8.84)	(8.33)	(0.43)	$51.24	(13.85)%	10,248	0.95%	3.14%	2.07%	176%
Direxion Daily 10-Year Treasury Bear 3X Shares
For the Period April 16, 2009[1] Through October 31, 2009	$60.00	(0.29)	4.32	4.03	—	$64.03	6.72%	19,210	0.95%	2.21%	(0.89)%	0%
Direxion Daily 30-Year Treasury Bull 3X Shares
For the Period April 16, 2009[1,7] Through October 31, 2009	$60.00	0.64	(17.70)	(17.06)	(0.38)	$42.56	(28.43)%	12,768	0.95%	1.98%	2.84%	215%
Direxion Daily 30-Year Treasury Bear 3X Shares
For the Period April 16, 2009[1,7] Through October 31, 2009	$60.00	(0.32)	5.21	4.89	—	$64.89	8.15%	90,852	0.95%	1.10%	(0.89)%	0%

[1]	Commencement of investment operations.
[2]	Based on average shares outstanding.
[3]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.
[4]	Annualized.
[5]	Net expenses include interest on short positions which may cause a Fund to exceed its expense cap.
[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
[7]	Due to the timing of sales and redemptions of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund’s change in net realized and unrealized gain (loss) on investment securities, in-kind transactions, swaps and options for the period.
[8]	On June 25, 2009, the Direxion Daily Mid Cap Bear 3X Shares had a 1:2 reverse stock spilt. Per share data for the period prior to June 25, 2009 has been adjusted to give effect to 1:2 reverse stock spilt.
[9]	On July 9, 2009, the Direxion Daily Financial Bull 3X Shares had a 1:5 reverse stock spilt. Per share data for the period prior to July 9, 2009 has been adjusted to give effect to 1:5 reverse stock spilt.

[10]	On July 9, 2009, the Direxion Daily Financial Bear 3X Shares had a 1:10 reverse stock spilt. Per share data for the period prior to July 9, 2009 has been adjusted to give effect to 1:10 reverse stock spilt.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT  107

Direxion Shares ETF Trust
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2009

1.	ORGANIZATION

The Direxion Shares ETF Trust (the “Trust”) is a Delaware statutory trust formed on April 23, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is a registered investment company that offers 40 Funds (each, a “Fund” and together the “Funds”) of which 22 are included in this report:

Direxion Daily Large Cap Bull 3X Shares	Direxion Daily Large Cap Bear 3X Shares
Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily Mid Cap Bear 3X Shares
Direxion Daily Small Cap Bull 3X Shares	Direxion Daily Small Cap Bear 3X Shares,
Direxion Daily Developed Markets Bull 3X Shares	Direxion Daily Developed Markets Bear 3X Shares
Direxion Daily Emerging Markets Bull 3X Shares	Direxion Daily Emerging Markets Bear 3X Shares
Direxion Daily Energy Bull 3X Shares	Direxion Daily Energy Bear 3X Shares
Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares
Direxion Daily Technology Bull 3X Shares	Direxion Daily Technology Bear 3X Shares
Direxion Daily Real Estate Bull 3X Shares	Direxion Daily Real Estate Bear 3X Shares
Direxion Daily 10-Year Treasury Bull 3X Shares	Direxion Daily 10-Year Treasury Bear 3X Shares
Direxion Daily 30-Year Treasury Bull 3X Shares	Direxion Daily 30-Year Treasury Bear 3X Shares

The Funds investment objective is seeks daily investment results, before fees and expenses, that correspond to the performance of a particular index or benchmark. The Funds with the word “Bull” in their name attempt to provide investment results that correlate positively to the return of an index or benchmark. The Funds with the word “Bear” in their name attempt to provide investment results that correlate negatively to the return of an index or benchmark.

Funds	Index or Benchmark	Daily Target

Direxion Daily Large Cap Bull 3X Shares		300%
Direxion Daily Large Cap Bear 3X Shares	Russell 1000 Index	-300%
Direxion Daily Mid Cap Bull 3X Shares		300%
Direxion Daily Mid Cap Bear 3X Shares	Russell Midcap Index	-300%
Direxion Daily Small Cap Bull 3X Shares		300%
Direxion Daily Small Cap Bear 3X Shares	Russell 2000 Index	-300%
Direxion Daily Developed Markets Bull 3X Shares		300%
Direxion Daily Developed Markets Bear 3X Shares	MSCI EAFE Index	-300%
Direxion Daily Emerging Markets Bull 3X Shares		300%
Direxion Daily Emerging Markets Bear 3X Shares	MSCI Emerging Markets IndexSM	-300%
Direxion Daily Energy Bull 3X Shares		300%
Direxion Daily Energy Bear 3X Shares	Russell 1000 Energy Index	-300%
Direxion Daily Financial Bull 3X Shares		300%
Direxion Daily Financial Bear 3X Shares	Russell 1000 Financial Services Index	-300%
Direxion Daily Technology Bull 3X Shares		300%
Direxion Daily Technology Bear 3X Shares	Russell 1000 Technology Index	-300%
Direxion Daily Real Estate Bull 3X Shares		300%
Direxion Daily Real Estate Bear 3X Shares	MSCI U.S. REIT Index	-300%
Direxion Daily 10-Year Treasury Bull 3X Shares		300%
Direxion Daily 10-Year Treasury Bear 3X Shares	NYSE Current 10-Year U.S. Treasury Index	-300%
Direxion Daily 30-Year Treasury Bull 3X Shares		300%
Direxion Daily 30-Year Treasury Bear 3X Shares	NYSE Current 30-Year U.S. Treasury Index	-300%

108  DIREXION ANNUAL REPORT

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements:

a) Investment Valuation – The Net Asset Value (“NAV”) per share of each Fund is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally at 4:00 p.m. Eastern time), each day the NYSE is open for business. On days that the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets close all day, the Funds do not calculate their NAVs, even if the NYSE is open for business. Similarly, on days that SIFMA recommends that the bond markets close early each of the Funds calculate its NAV as of the time of the recommended close, usually 2:00pm Eastern time, rather than the close of regular trading on the NYSE. A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQ Global Market® (“NASDAQ®”) for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”) provided by NASDAQ® each business day. OTC securities held by a Fund will be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used. Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Fund’s pricing service provides valuation that in the judgment of Rafferty Asset Management, LLC (the “Adviser”) does not represent fair value, or the Fund or Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees.

b) Swap Contracts – Each Fund may enter into equity swap contracts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). The Fund’s obligations are accrued daily and offset by any amounts owed to the Fund.

In a “long” equity swap agreement, the counterparty will generally agree to pay the Funds the amount, if any, by which the notional amount of swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities, plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commissions paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. These swap contracts do not include the delivery by the Funds to the counterparty of securities or other underlying securities. The net amount of the excess, if any, of the Fund’s obligations owed over the obligations owed to the Fund with respect to each swap is accrued on a daily basis, and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund’s custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps and futures” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps and futures”.

The Funds may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities or to hedge a position. Index swap agreements entered into by the Funds calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the “net amount”). In a “long” swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments.

DIREXION ANNUAL REPORT  109

The Fund will agree to pay to the counterparty an amount equal to a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest and commissions paid by the Fund on the notional amount. These swap agreements do not involve the delivery of securities or other underlying instruments.

Pursuant to valuation procedures approved by the Board, the net amount of the excess, if any, of a Fund’s obligations owed over the obligations owed to the Fund with respect to each swap is accrued on a daily basis, and an amount of cash or liquid assets having an aggregate net asset value (“NAV”) at least equal to such accrued excess is maintained in a segregated account by the Fund’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the underlying instruments less the interest payable by the Fund on the notional amount are recorded as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”.

The Funds may also enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). Their operations are similar to that of the “long” swaps discussed above, except that the counterparty makes the payments ascribed above to the Fund, and the Fund makes the payments ascribed above to the counterparty. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the unrealized gain/loss reflected. The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement, which may exceed the NAV of the Fund. The primary risks associated with the use of swap agreements are imperfect correlation between the price of the swap contract and the price of the underlying investments, and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of swap agreement counterparty to the extent that posted collateral is insufficient. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser.

The Funds collateralize swap agreements with cash and certain securities as indicated on the Schedule of Investments of each of the Funds, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Funds. The Funds do not net collateral. In the event of a default by the counterparty, the Funds will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to the Funds are regularly collateralized either directly with the Funds or in a segregated account at the Custodian.

c) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

d) Security Transactions – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

e) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income and excise taxes.

110  DIREXION ANNUAL REPORT

f) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective net assets.

g) Distributions to Shareholders – Each Fund generally pays dividends from substantially all of its net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

At October 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

				Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
Funds	Cost	Appreciation	Depreciation	(Depreciation)

Direxion Daily Large Cap Bull 3X Shares	$202,552,230	$—	$(13,799,642)	$(13,799,642)
Direxion Daily Large Cap Bear 3X Shares	693,235,626	—	(285,197,690)	(285,197,690)
Direxion Daily Mid Cap Bull 3X Shares	32,736,889	2,163,730	(249,233)	1,914,497
Direxion Daily Mid Cap Bear 3X Shares	25,270,698	—	(8,984,398)	(8,984,398)
Direxion Daily Small Cap Bull 3X Shares	304,360,802	—	(11,513,844)	(11,513,844)
Direxion Daily Small Cap Bear 3X Shares	661,806,345	—	(240,493,799)	(240,493,799)
Direxion Daily Developed Markets Bull 3X Shares	18,825,569	1,238,460	(67,372)	1,171,088
Direxion Daily Developed Markets Bear 3X Shares	7,798,144	—	(3,440,080)	(3,440,080)
Direxion Daily Emerging Markets Bull 3X Shares	240,747,313	12,827,147	(457,104)	12,370,043
Direxion Daily Emerging Markets Bear 3X Shares	142,518,413	—	(45,891,980)	(45,891,980)
Direxion Daily Energy Bull 3X Shares	123,997,563	6,503,350	(51,881)	6,451,469
Direxion Daily Energy Bear 3X Shares	73,544,030	—	(3,216,667)	(3,216,667)
Direxion Daily Financial Bull 3X Shares	1,214,855,008	75,435,791	(1,125,580)	74,310,211
Direxion Daily Financial Bear 3X Shares	2,631,370,936	—	(1,414,508,741)	(1,414,508,741)
Direxion Daily Technology Bull 3X Shares	84,789,346	16,542,476	(27,673)	16,514,803
Direxion Daily Technology Bear 3X Shares	58,037,978	—	(12,138,556)	(12,138,556)
Direxion Daily Real Estate Bull 3X Shares	114,557,873	—	(6,291,186)	(6,291,186)
Direxion Daily Real Estate Bear 3X Shares	64,813,093	—	(8,380,465)	(8,380,465)
Direxion Daily 10-Year Treasury Bull 3X Shares	10,593,838	—	(569,787)	(569,787)
Direxion Daily 10-Year Treasury Bear 3X Shares	20,889,320	—	(968,104)	(968,104)
Direxion Daily 30-Year Treasury Bull 3X Shares	13,823,760	—	(941,696)	(941,696)
Direxion Daily 30-Year Treasury Bear 3X Shares	114,286,908	—	(20,640,065)	(20,640,065)

DIREXION ANNUAL REPORT  111

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark to market of unrealized gains on PFICs and basis adjustments on investments in REITs. At October 31, 2009, the components of accumulated earnings/loss on a tax-basis were as follows:

			Net
	Undistributed	Undistributed	Unrealized	Total
	Ordinary	Capital and	Appreciation	Accumulated
Funds	Income/Loss	Other Losses	(Depreciation)	Earnings/(Losses)

Direxion Daily Large Cap Bull 3X Shares	$33,242,698	$8,834	$(10,856,149)	$22,395,383
Direxion Daily Large Cap Bear 3X Shares	(60,107)	—	(317,775,490)	(317,835,597)
Direxion Daily Mid Cap Bull 3X Shares	10,349,893	7,951	1,898,185	12,256,029
Direxion Daily Mid Cap Bear 3X Shares	—	(5,743,778)	(8,681,097)	(14,424,875)
Direxion Daily Small Cap Bull 3X Shares	33,545,782	77,371	(37,615,797)	(3,992,644)
Direxion Daily Small Cap Bear 3X Shares	(25,966)	(41,155,587)	(197,125,187)	(238,306,740)
Direxion Daily Developed Markets Bull 3X Shares	4,667,818	—	1,689,072	6,356,890
Direxion Daily Developed Markets Bear 3X Shares	—	(2,982,535)	(3,326,983)	(6,309,518)
Direxion Daily Emerging Markets Bull 3X Shares	46,453,567	—	(2,835,433)	43,618,134
Direxion Daily Emerging Markets Bear 3X Shares	—	(24,388,554)	(43,178,321)	(67,566,875)
Direxion Daily Energy Bull 3X Shares	16,444,642	—	5,980,235	22,424,877
Direxion Daily Energy Bear 3X Shares	(5,927)	(25,942,062)	(3,420,389)	(29,368,378)
Direxion Daily Financial Bull 3X Shares	(31,808)	—	(15,005,271)	(15,037,079)
Direxion Daily Financial Bear 3X Shares	(37,366)	(833,736,449)	(1,324,406,941)	(2,158,180,756)
Direxion Daily Technology Bull 3X Shares	30,771,615	—	18,906,502	49,678,117
Direxion Daily Technology Bear 3X Shares	(1,843)	(13,642,542)	(16,516,972)	(30,161,357)
Direxion Daily Real Estate Bull 3X Shares	7,492,247	70,055	(12,642,273)	(5,079,971)
Direxion Daily Real Estate Bear 3X Shares	396,899	—	(4,526,293)	(4,129,394)
Direxion Daily 10-Year Treasury Bull 3X Shares	21,027	(383,185)	(391,905)	(754,063)
Direxion Daily 10-Year Treasury Bear 3X Shares	1,628,352	—	(1,629,264)	(912)
Direxion Daily 30-Year Treasury Bull 3X Shares	1,281,167	—	(1,131,694)	149,473
Direxion Daily 30-Year Treasury Bear 3X Shares	9,465,884	—	(22,213,541)	(12,747,657)

The tax character of distributions paid during the period end October 31, 2009 were as follows:

		Distributions
	Distributions Paid	Paid From
	From Ordinary	Long Term
Funds	Income	Capital Gain

Direxion Daily Large Cap Bull 3X Shares	$3,209,344	$—
Direxion Daily Large Cap Bear 3X Shares	—	—
Direxion Daily Mid Cap Bull 3X Shares	93,752	—
Direxion Daily Mid Cap Bear 3X Shares	—	—
Direxion Daily Small Cap Bull 3X Shares	994,078	—
Direxion Daily Small Cap Bear 3X Shares	—	—
Direxion Daily Developed Markets Bull 3X Shares	140,353	—
Direxion Daily Developed Markets Bear 3X Shares	—	—
Direxion Daily Emerging Markets Bull 3X Shares	1,205,849	—
Direxion Daily Emerging Markets Bear 3X Shares	—	—
Direxion Daily Energy Bull 3X Shares	1,076,389	—
Direxion Daily Energy Bear 3X Shares	—	—
Direxion Daily Financial Bull 3X Shares	7,324,266	—
Direxion Daily Financial Bear 3X Shares	—	—
Direxion Daily Technology Bull 3X Shares	33,303	—
Direxion Daily Technology Bear 3X Shares	—	—
Direxion Daily Real Estate Bull 3X Shares	113,010	—
Direxion Daily Real Estate Bear 3X Shares	—	—
Direxion Daily 10-Year Treasury Bull 3X Shares	43,434	—
Direxion Daily 10-Year Treasury Bear 3X Shares	—	—
Direxion Daily 30-Year Treasury Bull 3X Shares	117,943	—
Direxion Daily 30-Year Treasury Bear 3X Shares	—	—

At October 31, 2009, for Federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains through the year indicated. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

112  DIREXION ANNUAL REPORT

Capital Loss
Available
Fund	Through 2017

Direxion Daily Large Cap Bull 3X Shares	$—
Direxion Daily Large Cap Bear 3X Shares	—
Direxion Daily Mid Cap Bull 3X Shares	—
Direxion Daily Mid Cap Bear 3X Shares	5,743,778
Direxion Daily Small Cap Bull 3X Shares	—
Direxion Daily Small Cap Bear 3X Shares	41,155,587
Direxion Daily Developed Markets Bull 3X Shares	—
Direxion Daily Developed Markets Bear 3X Shares	2,982,535
Direxion Daily Emerging Markets Bull 3X Shares	—
Direxion Daily Emerging Markets Bear 3X Shares	24,388,554
Direxion Daily Energy Bull 3X Shares	—
Direxion Daily Energy Bear 3X Shares	25,942,062
Direxion Daily Financial Bull 3X Shares	—
Direxion Daily Financial Bear 3X Shares	833,736,449
Direxion Daily Technology Bull 3X Shares	—
Direxion Daily Technology Bear 3X Shares	13,642,542
Direxion Daily Real Estate Bull 3X Shares	—
Direxion Daily Real Estate Bear 3X Shares	—
Direxion Daily 10-Year Treasury Bull 3X Shares	383,185
Direxion Daily 10-Year Treasury Bear 3X Shares	—
Direxion Daily 30-Year Treasury Bull 3X Shares	—
Direxion Daily 30-Year Treasury Bear 3X Shares	—

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of redemptions in-kind, net operating losses, distribution reclasses, sale of REITs and PFICs, and utilization of earnings and profits distributed to shareholders on redemption of shares. Results of operations and net assets were not affected by these reclassifications. At October 31, 2009, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

		Accumulated
	Undistributed	Net realized
	Net Investment	Gain/(Losses)
Funds	Income/Loss	on Investments	Paid-in Capital

Direxion Daily Large Cap Bull 3X Shares	$(86,109)	$(98,584,347)	$98,670,456
Direxion Daily Large Cap Bear 3X Shares	2,034,628	(2,618,736)	584,108
Direxion Daily Mid Cap Bull 3X Shares	(11,278)	(1,619,211)	1,630,489
Direxion Daily Mid Cap Bear 3X Shares	71,551	—	(71,551)
Direxion Daily Small Cap Bull 3X Shares	33,872	(100,749,830)	100,715,958
Direxion Daily Small Cap Bear 3X Shares	1,690,170	—	(1,690,170)
Direxion Daily Developed Markets Bull 3X Shares	7,155	(524)	(6,631)
Direxion Daily Developed Markets Bear 3X Shares	45,993	—	(45,993)
Direxion Daily Emerging Markets Bull 3X Shares	(4,913)	(41,025,049)	41,029,962
Direxion Daily Emerging Markets Bear 3X Shares	304,405	—	(304,405)
Direxion Daily Energy Bull 3X Shares	36,519	(55,199,329)	55,162,810
Direxion Daily Energy Bear 3X Shares	331,551	—	(331,551)
Direxion Daily Financial Bull 3X Shares	169,778	(1,431,943,683)	1,431,773,905
Direxion Daily Financial Bear 3X Shares	6,668,310	—	(6,668,310)
Direxion Daily Technology Bull 3X Shares	154,395	(15,774,107)	15,619,712
Direxion Daily Technology Bear 3X Shares	172,845	—	(172,845)
Direxion Daily Real Estate Bull 3X Shares	(210,591)	(4,591,288)	4,801,879
Direxion Daily Real Estate Bear 3X Shares	52,240	(238,578)	186,338
Direxion Daily 10-Year Treasury Bull 3X Shares	5,724	—	(5,724)
Direxion Daily 10-Year Treasury Bear 3X Shares	42,776	(36,998)	(5,778)
Direxion Daily 30-Year Treasury Bull 3X Shares	(8,590)	(301,681)	310,271
Direxion Daily 30-Year Treasury Bear 3X Shares	275,269	(956,498)	681,229

DIREXION ANNUAL REPORT  113

Financial reporting rules prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expense on the Statements of Operations. Management has determined that there is no impact resulting from the application of this to the Funds’ financial statements.

Financial reporting rules require management of the Funds to analyze all open tax years as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended October 31, 2009, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. As of October 31, 2009, open Federal and state income tax years include the tax year ended October 31, 2009. The Funds have no examinations in progress.

h) Indemnification – The Trust Instrument disclaims liability of the shareholders of the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Trust Instrument provides for indemnification from the Trust’s property for all loss and expense of any Fund shareholder held personally liable for the obligations of the Trust. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Funds would not be able to meet the Trust’s obligations and this risk, thus, should be considered remote.

i) Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

j) Equalization – Commencing May 1, 2009, the Funds discontinued the practice of equalization accounting for book purposes (but retained equalization for tax purposes) and reclassified amounts from net income equalization to

114  DIREXION ANNUAL REPORT

proceeds from shares sold and cost of shares redeemed for each fund as indicated below:

Net Income
Funds	Equalization

Direxion Daily Large Cap Bull 3X Shares	$694,746
Direxion Daily Large Cap Bear 3X Shares	(14,377,119)
Direxion Daily Mid Cap Bull 3X Shares	14,663
Direxion Daily Mid Cap Bear 3X Shares	(143,718)
Direxion Daily Small Cap Bull 3X Shares	1,999,495
Direxion Daily Small Cap Bear 3X Shares	(9,880,016)
Direxion Daily Developed Markets Bull 3X Shares	81,620
Direxion Daily Developed Markets Bear 3X Shares	—
Direxion Daily Emerging Markets Bull 3X Shares	1,676,028
Direxion Daily Emerging Markets Bear 3X Shares	(2,619,702)
Direxion Daily Energy Bull 3X Shares	3,099,449
Direxion Daily Energy Bear 3X Shares	(981,767)
Direxion Daily Financial Bull 3X Shares	111,829,585
Direxion Daily Financial Bear 3X Shares	(504,881,916)
Direxion Daily Technology Bull 3X Shares	109,977
Direxion Daily Technology Bear 3X Shares	(138,300)
Direxion Daily Real Estate Bull 3X Shares	N/A
Direxion Daily Real Estate Bear 3X Shares	N/A
Direxion Daily 10-Year Treasury Bull 3X Shares	—
Direxion Daily 10-Year Treasury Bear 3X Shares	—
Direxion Daily 30-Year Treasury Bull 3X Shares	—
Direxion Daily 30-Year Treasury Bear 3X Shares	—

This change in accounting did not impact any calculation of net asset value per share nor did it change the Funds’ policies with respect to distributing taxable income.

3.	CREATION AND REDEMPTION TRANSACTIONS AND TRANSACTION FEES

Each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units.” A Creation Unit consists of 50,000 Shares. Creation Units of the Bull Funds are issued and redeemed in cash and/or in-kind for securities included in the relevant underlying index. Creation Units of the Bear Funds are issued and redeemed for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Transactions in shares for each Fund are disclosed in detail in the Statement of Changes in Net Assets.

Transaction Fees payable to the Trust are imposed to compensate the Trust for the transfer and other transaction costs of a Fund associated with the issuance and redemption of Creation Units of Shares. There is a fixed and a variable component to the total Transaction Fee. A fixed Transaction Fee is applicable to each creation or redemption transaction, regardless of the number of Creation Units purchased or redeemed. In addition, a variable Transaction Fee equal to a percentage of the value of each Creation Unit purchased or redeemed is applicable to each creation or redemption transaction.

4.	INVESTMENT TRANSACTIONS

During the period ended October 31, 2009, the aggregate purchases and sales of investments (excluding cost of in-kind transactions, proceeds from in-kind sales, short-term investments, and swaps contracts) were:

DIREXION ANNUAL REPORT  115

Funds	Purchases	Sales

Direxion Daily Large Cap Bull 3X Shares	$894,368,656	$795,522,667
Direxion Daily Large Cap Bear 3X Shares	—	—
Direxion Daily Mid Cap Bull 3X Shares	58,708,990	33,351,915
Direxion Daily Mid Cap Bear 3X Shares	—	—
Direxion Daily Small Cap Bull 3X Shares	707,955,389	531,479,334
Direxion Daily Small Cap Bear 3X Shares	—	—
Direxion Daily Developed Markets Bull 3X Shares	23,218,859	9,276,056
Direxion Daily Developed Markets Bear 3X Shares	—	—
Direxion Daily Emerging Markets Bull 3X Shares	304,514,563	145,620,202
Direxion Daily Emerging Markets Bear 3X Shares	—	—
Direxion Daily Energy Bull 3X Shares	614,496,232	559,583,247
Direxion Daily Energy Bear 3X Shares	—	—
Direxion Daily Financial Bull 3X Shares	3,491,583,000	2,916,759,353
Direxion Daily Financial Bear 3X Shares	—	—
Direxion Daily Technology Bull 3X Shares	164,295,993	101,661,864
Direxion Daily Technology Bear 3X Shares	—	—
Direxion Daily Real Estate Bull 3X Shares	165,011,535	76,987,823
Direxion Daily Real Estate Bear 3X Shares	—	—
Direxion Daily 10-Year Treasury Bull 3X Shares	18,817,032	9,370,828
Direxion Daily 10-Year Treasury Bear 3X Shares	—	—
Direxion Daily 30-Year Treasury Bull 3X Shares	32,693,485	21,256,688
Direxion Daily 30-Year Treasury Bear 3X Shares	—	—

For the period ended October 31, 2009, the cost of in-kind transactions and proceeds from in-kind sales were as follows:

Purchases
Funds	Received	Sales

Direxion Daily Large Cap Bull 3X Shares	$17,039,526	$—
Direxion Daily Large Cap Bear 3X Shares	—	—
Direxion Daily Mid Cap Bull 3X Shares	1,110	—
Direxion Daily Mid Cap Bear 3X Shares	—	—
Direxion Daily Small Cap Bull 3X Shares	32,420,786	16,668,844
Direxion Daily Small Cap Bear 3X Shares	—	—
Direxion Daily Developed Markets Bull 3X Shares	332	—
Direxion Daily Developed Markets Bear 3X Shares	—	—
Direxion Daily Emerging Markets Bull 3X Shares	—	—
Direxion Daily Emerging Markets Bear 3X Shares	—	—
Direxion Daily Energy Bull 3X Shares	31,169,638	—
Direxion Daily Energy Bear 3X Shares	—	—
Direxion Daily Financial Bull 3X Shares	397,293,618	363,046,806
Direxion Daily Financial Bear 3X Shares	—	—
Direxion Daily Technology Bull 3X Shares	—	—
Direxion Daily Technology Bear 3X Shares	—	—
Direxion Daily Real Estate Bull 3X Shares	22,770	—
Direxion Daily Real Estate Bear 3X Shares	—	—
Direxion Daily 10-Year Treasury Bull 3X Shares	—	—
Direxion Daily 10-Year Treasury Bear 3X Shares	—	—
Direxion Daily 30-Year Treasury Bull 3X Shares	—	—
Direxion Daily 30-Year Treasury Bear 3X Shares	—	—

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Under an Investment Advisory Agreement between the Trust, on behalf of each Fund, the Adviser provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of a Fund, subject to the supervision of the Trustees. Pursuant to the

116  DIREXION ANNUAL REPORT

Advisory Agreement, each Fund pays the Adviser 0.75% at an annual rate based on its average daily net assets. Each Fund is responsible for its own operating expenses.

The Adviser has contractually agreed to waive its fees and/or reimburse the Funds’ operating expenses through March 1, 2010, to the extent that they exceed 0.95% of daily net assets. Any expense waiver is subject to reimbursement by the Funds, as applicable, within the following three years if overall expenses fall below these percentage limitations.

For the period ended October 31, 2009, the Adviser reimbursed expenses as follows:

Expense
Funds	Reimbursed

Direxion Daily Large Cap Bull 3X Shares	$494,106
Direxion Daily Large Cap Bear 3X Shares	366,856
Direxion Daily Mid Cap Bull 3X Shares	73,234
Direxion Daily Mid Cap Bear 3X Shares	54,465
Direxion Daily Small Cap Bull 3X Shares	363,194
Direxion Daily Small Cap Bear 3X Shares	275,349
Direxion Daily Developed Markets Bull 3X Shares	110,686
Direxion Daily Developed Markets Bear 3X Shares	107,147
Direxion Daily Emerging Markets Bull 3X Shares	89,274
Direxion Daily Emerging Markets Bear 3X Shares	100,867
Direxion Daily Energy Bull 3X Shares	132,992
Direxion Daily Energy Bear 3X Shares	69,846
Direxion Daily Financial Bull 3X Shares	224,739
Direxion Daily Financial Bear 3X Shares	423,467
Direxion Daily Technology Bull 3X Shares	58,525
Direxion Daily Technology Bear 3X Shares	51,370
Direxion Daily Real Estate Bull 3X Shares	30,016
Direxion Daily Real Estate Bear 3X Shares	38,955
Direxion Daily 10-Year Treasury Bull 3X Shares	62,153
Direxion Daily 10-Year Treasury Bear 3X Shares	60,856
Direxion Daily 30-Year Treasury Bull 3X Shares	59,927
Direxion Daily 30-Year Treasury Bear 3X Shares	44,875

The Board of Trustees of the Trust has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No 12b-1 fees are currently being charged to any Fund, and there are currently no plans to impose these fees.

6.	SUMMARY OF FAIR VALUE DISCLOSURE

The Funds utilized various inputs in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments at October 31, 2009:

DIREXION ANNUAL REPORT  117

	Direxion Daily Large Cap				Direxion Daily Large Cap
	Bull 3X Shares				Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Common Stocks	$146,793,730	$—	$—	$146,793,730	$—	$—	$—	$—
Foreign Stocks	2,923,211	—	—	2,923,211	—	—	—	—
Short-Term Investments	39,035,647	—	—	39,035,647	408,037,936	—	—	408,037,936
Other Financial Instruments*	—	2,943,493	—	2,943,493	—	(32,577,800)	—	(32,577,800)

	Direxion Daily Mid Cap				Direxion Daily Mid Cap
	Bull 3X Shares				Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Common Stocks	$28,122,935	$—	$—	$28,122,935	$—	$—	$—	$—
Foreign Stocks	1,062,745	—	—	1,062,745	—	—	—	—
Short-Term Investments	5,465,706	—	—	5,465,706	16,286,300	—	—	16,286,300
Other Financial Instruments*	—	(16,312)	—	(16,312)	—	303,301	—	303,301

	Direxion Daily Small Cap				Direxion Daily Small Cap
	Bull 3X Shares				Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Common Stocks	$220,740,337	$—	$—	$220,740,337	$—	$—	$—	$—
Foreign Stocks	4,613,840	—	—	4,613,840	—	—	—	—
Short-Term Investments	67,492,781	—	—	67,492,781	421,312,546	—	—	421,312,546
Other Financial Instruments*	—	(26,101,953)	—	(26,101,953)	—	43,368,612	—	43,368,612

Direxion Daily Small Cap Bull 3X Shares

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common
Stocks

Balance as of November 5, 2009†	$—
Transferred into Level 3	3
Change in unrealized appreciation (depreciation)	(3)
Net purchase (sales)	—

Balance as of October 31, 2009	$—

†	Inception date.

118  DIREXION ANNUAL REPORT

	Direxion Daily Developed				Direxion Daily Developed
	Markets				Markets
	Bull 3X Shares				Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Common Stocks	$26,274	$—	$—	$26,274	$—	$—	$—	$—
Foreign Stocks	14,527,431	—	—	14,527,431	—	—	—	—
Investment Companies	1,019,309	—	—	1,019,309	—	—	—	—
Short-Term Investments	4,423,643	—	—	4,423,643	4,358,064	—	—	4,358,064
Other Financial Instruments*		517,984	—	517,984	—	113,097	—	113,097

	Direxion Daily Emerging				Direxion Daily Emerging
	Markets				Markets
	Bull 3X Shares				Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Common Stocks	$568,985	$—	$—	$568,985	$—	$—	$—	$—
Foreign Stocks	165,505,030	—	—	165,505,030	—	—	—	—
Investment Companies	11,371,701	—	—	11,371,701	—	—	—	—
Preferred Shares	6,647,556	—	—	6,647,556	—	—	—	—
Short-Term Investments	69,024,084	—	—	69,024,084	96,626,433	—	—	96,626,433
Other Financial Instruments*		(15,205,476)	—	(15,205,476)	—	2,713,659	—	2,713,659

	Direxion Daily Energy				Direxion Daily Energy
	Bull 3X Shares				Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Common Stocks	$105,009,386	$—	$—	$105,009,386	$—	$—	$—	$—
Foreign Stocks	3,666,525	—	—	3,666,525	—	—	—	—
Short-Term Investments	21,773,121	—	—	21,773,121	70,327,363	—	—	70,327,363
Other Financial Instruments*	—	(471,234)	—	(471,234)	—	(203,722)	—	(203,722)

	Direxion Daily Financial				Direxion Daily Financial
	Bull 3X Shares				Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Common Stocks	$983,010,583	$—	$—	$983,010,583	$—	$—	$—	$—
Foreign Stocks	29,007,903	—	—	29,007,903	—	—	—	—
Short-Term Investments	277,146,733	—	—	277,146,733	1,216,862,195	—	—	1,216,862,195
Other Financial Instruments*	—	(89,315,482)	—	(89,315,482)	—	90,101,800	—	90,101,800

	Direxion Daily Technology				Direxion Daily Technology
	Bull 3X Shares				Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Common Stocks	$80,476,613	$—	$—	$80,476,613	$—	$—	$—	$—
Foreign Stocks	868,272	—	—	868,272	—	—	—	—
Short-Term Investments	19,959,264	—	—	19,959,264	45,899,422	—	—	45,899,422
Other Financial Instruments*	—	2,391,699	—	2,391,699	—	(4,378,416)	—	(4,378,416)

	Direxion Daily Real Estate				Direxion Daily Real Estate
	Bull 3X Shares				Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Common Stocks	$87,321,906	$—	$—	$87,321,906	$—	$—	$—	$—
Foreign Stocks	—	—	—	—	—	—	—	—
Short-Term Investments	20,944,781	—	—	20,944,781	56,432,628	—	—	56,432,628
Other Financial Instruments*	—	(6,351,087)	—	(6,351,087)	—	3,854,172	—	3,854,172

	Direxion Daily 10-Year				Direxion Daily 10-Year
	Treasury Bull 3X Shares				Treasury Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Treasury Bonds	$—	$9,167,344	$—	$9,167,344	$—	$—	$—	$—
Short-Term Investments	856,707	—	—	856,707	19,921,216	—	—	19,921,216
Other Financial Instruments*	—	177,882	—	177,882	—	(661,160)	—	(661,160)

DIREXION ANNUAL REPORT  119

	Direxion Daily 30-Year				Direxion Daily 30-Year
	Treasury Bull 3X Shares				Treasury Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Treasury Bonds	$—	$11,485,547	$—	$11,485,547	$—	$—	$—	$—
Short-Term Investments	1,396,517	—	—	1,396,517	93,646,843	—	—	93,646,843
Other Financial Instruments*	—	(189,998)	—	(189,998)	—	(1,573,476)	—	(1,573,476)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as swap contracts. Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

7.	ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

Each Fund uses derivative instruments as part of its principal investment strategy to achieve its investment objective. As of October 31, 2009, the Funds were invested in swap contracts.

At October 31, 2009, the fair value of derivative instruments were as follows:

	Asset derivatives[1]
		Foreign
	Interest	exchange	Credit
	rate risk	risk	risk	Equity risk	Total

Direxion Daily Large Cap Bull 3X Shares	$—	$—	$—	$8,972,471	$8,972,471
Direxion Daily Large Cap Bear 3X Shares	—	—	—	3,063,851	3,063,851
Direxion Daily Mid Cap Bull 3X Shares	—	—	—	308,534	308,534
Direxion Daily Mid Cap Bear 3X Shares	—	—	—	877,375	877,375
Direxion Daily Small Cap Bull 3X Shares	—	—	—	—	—
Direxion Daily Small Cap Bear 3X Shares	—	—	—	43,368,612	43,368,612
Direxion Daily Developed Markets Bull 3X Shares	—	—	—	525,914	525,914
Direxion Daily Developed Markets Bear 3X Shares	—	—	—	113,097	113,097
Direxion Daily Emerging Markets Bull 3X Shares	—	—	—	3,441,410	3,441,410
Direxion Daily Emerging Markets Bear 3X Shares	—	—	—	5,489,105	5,489,105
Direxion Daily Energy Bull 3X Shares	—	—	—	3,363,408	3,363,408
Direxion Daily Energy Bear 3X Shares	—	—	—	287,111	287,111
Direxion Daily Financial Bull 3X Shares	—	—	—	—	—
Direxion Daily Financial Bear 3X Shares	—	—	—	90,101,800	90,101,800
Direxion Daily Technology Bull 3X Shares	—	—	—	4,447,982	4,447,982
Direxion Daily Technology Bear 3X Shares	—	—	—	—	—
Direxion Daily Real Estate Bull 3X Shares	—	—	—	857,382	857,382
Direxion Daily Real Estate Bear 3X Shares	—	—	—	3,854,172	3,854,172
Direxion Daily 10-Year Treasury Bull 3X Shares	—	—	—	177,882	177,882
Direxion Daily 10-Year Treasury Bear 3X Shares	—	—	—	—	—
Direxion Daily 30-Year Treasury Bull 3X Shares	—	—	—	—	—
Direxion Daily 30-Year Treasury Bear 3X Shares	—	—	—	—	—

[1]	Statement of Assets and Liabilities location: Unrealized appreciation on swaps.

120  DIREXION ANNUAL REPORT

	Liability derivatives[1]
		Foreign
	Interest	exchange	Credit
	rate risk	risk	risk	Equity risk	Total

Direxion Daily Large Cap Bull 3X Shares	$—	$—	$—	$6,028,978	$6,028,978
Direxion Daily Large Cap Bear 3X Shares	—	—	—	35,641,651	35,641,651
Direxion Daily Mid Cap Bull 3X Shares	—	—	—	324,846	324,846
Direxion Daily Mid Cap Bear 3X Shares	—	—	—	574,074	574,074
Direxion Daily Small Cap Bull 3X Shares	—	—	—	26,101,953	26,101,953
Direxion Daily Small Cap Bear 3X Shares	—	—	—	—	—
Direxion Daily Developed Markets Bull 3X Shares	—	—	—	7,930	7,930
Direxion Daily Developed Markets Bear 3X Shares	—	—	—	—	—
Direxion Daily Emerging Markets Bull 3X Shares	—	—	—	18,646,886	18,646,886
Direxion Daily Emerging Markets Bear 3X Shares	—	—	—	2,775,446	2,775,446
Direxion Daily Energy Bull 3X Shares	—	—	—	3,834,642	3,834,642
Direxion Daily Energy Bear 3X Shares	—	—	—	490,833	490,833
Direxion Daily Financial Bull 3X Shares	—	—	—	89,315,482	89,315,482
Direxion Daily Financial Bear 3X Shares	—	—	—	—	—
Direxion Daily Technology Bull 3X Shares	—	—	—	2,056,283	2,056,283
Direxion Daily Technology Bear 3X Shares	—	—	—	4,378,416	4,378,416
Direxion Daily Real Estate Bull 3X Shares	—	—	—	7,208,469	7,208,469
Direxion Daily Real Estate Bear 3X Shares	—	—	—	—	—
Direxion Daily 10-Year Treasury Bull 3X Shares	—	—	—	—	—
Direxion Daily 10-Year Treasury Bear 3X Shares	—	—	—	661,160	661,160
Direxion Daily 30-Year Treasury Bull 3X Shares	—	—	—	189,998	189,998
Direxion Daily 30-Year Treasury Bear 3X Shares	—	—	—	1,573,476	1,573,476

[1]	Statement of Assets and Liabilities location: Unrealized depreciation on swaps.

Transactions in derivative instruments during the period ended October 31,2009, were as follows:

		Equity
		risk	Total
Direxion Daily Large Cap Bull 3X Shares	Realized gain (loss)[1]
	Swap contracts	$84,264,998

	Total realized gain (loss)	84,264,998	$84,264,998

	Unrealized appreciation (depreciation)[2]
	Swap contracts	2,943,493

	Total unrealized appreciation (depreciation)	2,943,493	2,943,493

Direxion Daily Large Cap Bear 3X Shares	Realized gain (loss)[1]
	Swap contracts	(282,578,954)

	Total realized gain (loss)	(282,578,954)	(282,578,954)

	Unrealized appreciation (depreciation)[2]
	Swap contracts	(32,577,800)

	Total unrealized appreciation (depreciation)	(32,577,800)	(32,577,800)

Direxion Daily Mid Cap Bull 3X Shares	Realized gain (loss)[1]
	Swap contracts	10,058,122

	Total realized gain (loss)	10,058,122	10,058,122

	Unrealized appreciation (depreciation)[2]
	Swap contracts	(16,312)

	Total unrealized appreciation (depreciation)	(16,312)	(16,312)

DIREXION ANNUAL REPORT  121

		Equity
		risk	Total
Direxion Daily Mid Cap Bear 3X Shares	Realized gain (loss)[1]
	Swap contracts	(14,728,176)

	Total realized gain (loss)	(14,728,176)	(14,728,176)

	Unrealized appreciation (depreciation)[2]
	Swap contracts	303,301

	Total unrealized appreciation (depreciation)	303,301	303,301

Direxion Daily Small Cap Bull 3X Shares	Realized gain (loss)[1]
	Swap contracts	89,704,279

	Total realized gain (loss)	89,704,279	89,704,279

	Unrealized appreciation (depreciation)[2]
	Swap contracts	(26,101,953)

	Total unrealized appreciation (depreciation)	(26,101,953)	(26,101,953)

Direxion Daily Small Cap Bear 3X Shares	Realized gain (loss)[1]
	Swap contracts	(281,649,386)

	Total realized gain (loss)	(281,649,386)	(281,649,386)

	Unrealized appreciation (depreciation)[2]
	Swap contracts	43,368,612

	Total unrealized appreciation (depreciation)	43,368,612	43,368,612

Direxion Daily Developed Markets Bull 3X Shares	Realized gain (loss)[1]
	Swap contracts	4,212,026

	Total realized gain (loss)	4,212,026	4,212,026

	Unrealized appreciation (depreciation)[2]
	Swap contracts	517,984

	Total unrealized appreciation (depreciation)	517,984	517,984

Direxion Daily Developed Markets Bear 3X Shares	Realized gain (loss)[1]
	Swap contracts	(6,422,615)

	Total realized gain (loss)	(6,422,615)	(6,422,615)

	Unrealized appreciation (depreciation)[2]
	Swap contracts	113,097

	Total unrealized appreciation (depreciation)	113,097	113,097

Direxion Daily Emerging Markets Bull 3X Shares	Realized gain (loss)[1]
	Swap contracts	74,646,093

	Total realized gain (loss)	74,646,093	74,646,093

	Unrealized appreciation (depreciation)[2]
	Swap contracts	(15,205,476)

	Total unrealized appreciation (depreciation)	(15,205,476)	(15,205,476)

Direxion Daily Emerging Markets Bear 3X Shares	Realized gain (loss)[1]
	Swap contracts	(70,280,534)

	Total realized gain (loss)	(70,280,534)	(70,280,534)

	Unrealized appreciation (depreciation)[2]
	Swap contracts	2,713,659

	Total unrealized appreciation (depreciation)	2,713,659	2,713,659

Direxion Daily Energy Bull 3X Shares	Realized gain (loss)[1]
	Swap contracts	55,513,155

	Total realized gain (loss)	55,513,155	55,513,155

	Unrealized appreciation (depreciation)[2]
	Swap contracts	(471,234)

	Total unrealized appreciation (depreciation)	(471,234)	(471,234)

122  DIREXION ANNUAL REPORT

		Equity
		risk	Total
Direxion Daily Energy Bear 3X Shares	Realized gain (loss)[1]
	Swap contracts	(29,158,729)

	Total realized gain (loss)	(29,158,729)	(29,158,729)

	Unrealized appreciation (depreciation)[2]
	Swap contracts	(203,722)

	Total unrealized appreciation (depreciation)	(203,722)	(203,722)

Direxion Daily Financial Bull 3X Shares	Realized gain (loss)[1]
	Swap contracts	1,103,136,370

	Total realized gain (loss)	1,103,136,370	1,103,136,370

	Unrealized appreciation (depreciation)[2]
	Swap contracts	(89,315,482)

	Total unrealized appreciation (depreciation)	(89,315,482)	(89,315,482)

Direxion Daily Financial Bear 3X Shares	Realized gain (loss)[1]
	Options	(4,713)
	Swap contracts	(2,248,240,477)

	Total realized gain (loss)	(2,248,245,190)	(2,248,245,190)

	Unrealized appreciation (depreciation)[2]
	Swap contracts	90,101,800

	Total unrealized appreciation (depreciation)	90,101,800	90,101,800

Direxion Daily Technology Bull 3X Shares	Realized gain (loss)[1]
	Swap contracts	44,349,769

	Total realized gain (loss)	44,349,769	44,349,769

	Unrealized appreciation (depreciation)[2]
	Swap contracts	2,391,699

	Total unrealized appreciation (depreciation)	2,391,699	2,391,699

Direxion Daily Technology Bear 3X Shares	Realized gain (loss)[1]
	Swap contracts	(25,781,098)

	Total realized gain (loss)	(25,781,098)	(25,781,098)

	Unrealized appreciation (depreciation)[2]
	Swap contracts	(4,378,416)

	Total unrealized appreciation (depreciation)	(4,378,416)	(4,378,416)

Direxion Daily Real Estate Bull 3X Shares	Realized gain (loss)[1]
	Swap contracts	6,432,400

	Total realized gain (loss)	6,432,400	6,432,400

	Unrealized appreciation (depreciation)[2]
	Swap contracts	(6,351,087)

	Total unrealized appreciation (depreciation)	(6,351,087)	(6,351,087)

Direxion Daily Real Estate Bear 3X Shares	Realized gain (loss)[1]
	Swap contracts	(7,744,988)

	Total realized gain (loss)	(7,744,988)	(7,744,988)

	Unrealized appreciation (depreciation)[2]
	Swap contracts	3,854,172

	Total unrealized appreciation (depreciation)	3,854,172	3,854,172

DIREXION ANNUAL REPORT  123

		Equity
		risk	Total
Direxion Daily 10-Year Treasury Bull 3X Shares	Realized gain (loss)[1]
	Swap contracts	(671,517)

	Total realized gain (loss)	(671,517)	(671,517)

	Unrealized appreciation (depreciation)[2]
	Swap contracts	177,882

	Total unrealized appreciation (depreciation)	177,882	177,882

Direxion Daily 10-Year Treasury Bear 3X Shares	Realized gain (loss)[1]
	Swap contracts	697,246

	Total realized gain (loss)	697,246	697,246

	Unrealized appreciation (depreciation)[2]
	Swap contracts	(661,160)

	Total unrealized appreciation (depreciation)	(661,160)	(661,160)

Direxion Daily 30-Year Treasury Bull 3X Shares	Realized gain (loss)[1]
	Swap contracts	552,576

	Total realized gain (loss)	552,576	552,576

	Unrealized appreciation (depreciation)[2]
	Swap contracts	(189,998)

	Total unrealized appreciation (depreciation)	(189,998)	(189,998)

Direxion Daily 30-Year Treasury Bear 3X Shares	Realized gain (loss)[1]
	Swap contracts	(10,217,683)

	Total realized gain (loss)	(10,217,683)	(10,217,683)

	Unrealized appreciation (depreciation)[2]
	Swap contracts	(1,573,476)

	Total unrealized appreciation (depreciation)	(1,573,476)	(1,573,476)

1	Statement of Operations location: Net realized gain (loss) on swaps and options.

2	Statement of Operations location: Change in unrealized appreciation (depreciation) on swaps.

124  DIREXION ANNUAL REPORT

For the fiscal year ended October 31, 2009, the quarterly average gross notional amounts of the derivatives held by the Funds were as follows:

	Long Equity	Short Equity
	Swap Contracts	Swap Contracts

Direxion Daily Large Cap Bull 3X Shares	$554,205,134	$—
Direxion Daily Large Cap Bear 3X Shares	—	865,071,483
Direxion Daily Mid Cap Bull 3X Shares	45,497,374	—
Direxion Daily Mid Cap Bear 3X Shares	—	31,504,089
Direxion Daily Small Cap Bull 3X Shares	504,137,832	—
Direxion Daily Small Cap Bear 3X Shares	—	792,754,960
Direxion Daily Developed Markets Bull 3X Shares	24,206,426	—
Direxion Daily Developed Markets Bear 3X Shares	—	17,064,495
Direxion Daily Emerging Markets Bull 3X Shares	268,447,090	—
Direxion Daily Emerging Markets Bear 3X Shares	—	152,813,039
Direxion Daily Energy Bull 3X Shares	283,689,563	—
Direxion Daily Energy Bear 3X Shares	—	149,301,283
Direxion Daily Financial Bull 3X Shares	2,044,352,459	—
Direxion Daily Financial Bear 3X Shares	—	2,884,678,309
Direxion Daily Technology Bull 3X Shares	140,305,428	—
Direxion Daily Technology Bear 3X Shares	—	78,078,253
Direxion Daily Real Estate Bull 3X Shares	137,026,061	—
Direxion Daily Real Estate Bear 3X Shares	—	79,066,452
Direxion Daily 10-Year Treasury Bull 3X Shares	14,643,415	—
Direxion Daily 10-Year Treasury Bear 3X Shares	—	35,576,079
Direxion Daily 30-Year Treasury Bull 3X Shares	21,379,967	—
Direxion Daily 30-Year Treasury Bear 3X Shares	—	152,792,422

8.	RISK

Below are some of the principal risks of investing in the ETFs. Please refer to the ETFs’ prospectus for a full discussion.

Counterparty Risk – A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Funds’ counterparties are generally required to post collateral to the Funds to the extent of the Funds’ daily exposure to such counterparties. However, to the extent any such collateral is insufficient, the Funds will be exposed to counterparty risk as described in this paragraph. In addition, there may be a delay associated with realization by the Funds of the collateral posted by such counterparties in the event of counterparty default or bankruptcy. A Fund may be negatively impacted if counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

Concentration Risk – The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

Correlation Risk – A number of factors may affect a Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items, accounting standards, and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding

DIREXION ANNUAL REPORT  125

annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Funds’ ability to meet their daily investment objective on that day. Each Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.

Certain Funds are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These Funds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these Funds’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a Fund to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

Leverage Risk – Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements may be used to create leverage. Each Fund employs leveraged investment techniques to achieve its investment objective.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Adviser. Additionally, certain counterparties may have the ability to demand repayment at any time, thereby exposing the Fund to the risk that it may be required to liquidate investments at an inopportune time. This may prevent a Fund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying index.

9.	ADDITIONAL INFORMATION

The Direxion Daily Mid Cap Bear 3X Shares ETF conducted a 1-for-2 reverse split with a record date of Wednesday, June 24, 2009 and an effective date of Thursday, June 25, 2009, when shares began trading on a split-adjusted basis. As a result of the reverse split, every two shares of the Fund were exchanged for one share (excluding fractional shares, which were redeemed in cash).

The Direxion Daily Financial Bull 3X Shares conducted a 1-for-5 reverse split with a record date of Wednesday, July 8, 2009 and an effective date of Thursday, July 9, 2009, when shares began trading on a split-adjusted basis. As a result of the reverse split, every five shares of the Fund will be exchanged for one share (excluding fractional shares, which will be redeemed in cash).

The Direxion Daily Financial Bear 3X Shares conducted a 1-for-10 reverse split with a record date of Wednesday, July 8, 2009 and an effective date of Thursday, July 9, 2009, when shares began trading on a split-adjusted basis. As a result of the reverse split, every ten shares of the Fund will be exchanged for one share (excluding fractional shares, which will be redeemed in cash).

126  DIREXION ANNUAL REPORT

10.	SUBSEQUENT EVENTS

Management has evaluated the possibility of subsequent events existing in the Fund’s financial statements through December 28, 2009.

On November 19, 2009, the Funds declared capital gains dividend distribution with an ex-date of November 20, 2009 and payable date of November 30, 2009. The capital gains distribution per share for each Fund was as follows:

	Per Share Short	Per Share Long Term
Funds	Term Capital Gains	Capital Gains

Direxion Daily Large Cap Bull 3X Shares	$6.51448	$0.00176
Direxion Daily Mid Cap Bull 3X Shares	13.42807	0.01996
Direxion Daily Small Cap Bull 3X Shares	4.65634	0.01032
Direxion Daily Developed Markets Bull 3X Shares	12.00000	—
Direxion Daily Emerging Markets Bull 3X Shares	21.95122	—
Direxion Daily Energy Bull 3X Shares	4.64923	—
Direxion Daily Technology Bull 3X Shares	23.01790	—
Direxion Daily Real Estate Bull 3X Shares	9.36576	0.07869
Direxion Daily 10-Year Treasury Bear 3X Shares	5.16667	—
Direxion Daily 30-Year Treasury Bull 3X Shares	4.19652	—
Direxion Daily 30-Year Treasury Bear 3X Shares	7.34870	—

On December 21, 2009, the Funds declared income dividends with an ex-date of December 22, 2009 and payable date of December 30, 2009. The income dividends per share for each Fund was as follows:

Per Share Income
Fund	Dividend

Direxion Daily Large Cap Bull 3X Shares	$0.07954
Direxion Daily Mid Cap Bull 3X Shares	0.11752
Direxion Daily Developed Markets Bull 3X Shares	0.15724
Direxion Daily 10-Year Treasury Bull 3X Shares	0.28393
Direxion Daily 30-Year Treasury Bull 3X Shares	0.28201

DIREXION ANNUAL REPORT  127

Direxion Shares
Report of Independent Registered Public Accounting Firm

The Board of Trustees and
Shareholders of Direxion Shares ETF Trust:

We have audited the accompanying statements of assets and liabilities of Direxion Daily Large Cap Bull 3X Shares, Direxion Daily Large Cap Bear 3X Shares, Direxion Daily Mid Cap Bull 3X Shares, Direxion Daily Mid Cap Bear 3X Shares, Direxion Daily Small Cap Bull 3X Shares, Direxion Daily Small Cap Bear 3X Shares, Direxion Daily Developed Markets Bull 3X Shares, Direxion Daily Developed Markets Bear 3X Shares, Direxion Daily Emerging Markets Bull 3X Shares, Direxion Daily Emerging Markets Bear 3X Shares, Direxion Daily Energy Bull 3X Shares, Direxion Daily Energy Bear 3X Shares, Direxion Daily Financial Bull 3X Shares, Direxion Daily Financial Bear 3X Shares, Direxion Daily Technology Bull 3X Shares, Direxion Daily Technology Bear 3X Shares, Direxion Daily Real Estate Bull 3X Shares, Direxion Daily Real Estate Bear 3X Shares, Direxion Daily 10-Year Treasury Bull 3X Shares, Direxion Daily 10-Year Treasury Bear 3X Shares, Direxion Daily 30-Year Treasury Bull 3X Shares, Direxion Daily 30-Year Treasury Bear 3X Shares (the investment funds constituting the Direxion Shares ETF Trust (the “Trust”) and collectively referred to as the “Funds”), including the schedules of investments, as of October 31, 2009, and the related statements of operations, the changes in net assets and financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds at October 31, 2009, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 28, 2009

128  DIREXION ANNUAL REPORT

Direxion Shares ETF Trust
SUPPLEMENTAL INFORMATION (Unaudited)

Federal Tax Status of Dividends Declared during the Tax Year
For Federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The percentage of ordinary income distribution designated as qualifying for the corporate dividend received deduction (“DRD”), and the individual qualified dividend rate (“QDI”) is presented below.

Funds	DRD	QDI

Direxion Daily Large Cap Bull 3X Shares	3.77%	3.45%
Direxion Daily Large Cap Bear 3X Shares	0.00%	0.00%
Direxion Daily Mid Cap Bull 3X Shares	2.09%	1.73%
Direxion Daily Mid Cap Bear 3X Shares	0.00%	0.00%
Direxion Daily Small Cap Bull 3X Shares	2.03%	1.37%
Direxion Daily Small Cap Bear 3X Shares	0.00%	0.00%
Direxion Daily Developed Markets Bull 3X Shares	3.94%	2.38%
Direxion Daily Developed Markets Bear 3X Shares	0.00%	0.00%
Direxion Daily Emerging Markets Bull 3X Shares	2.23%	0.95%
Direxion Daily Emerging Markets Bear 3X Shares	0.00%	0.00%
Direxion Daily Energy Bull 3X Shares	2.44%	2.27%
Direxion Daily Energy Bear 3X Shares	0.00%	0.00%
Direxion Daily Financial Bull 3X Shares	0.94%	0.64%
Direxion Daily Financial Bear 3X Shares	0.00%	0.00%
Direxion Daily Technology Bull 3X Shares	0.74%	0.69%
Direxion Daily Technology Bear 3X Shares	0.00%	0.00%
Direxion Daily Real Estate Bull 3X Shares	4.29%	0.37%
Direxion Daily Real Estate Bear 3X Shares	0.00%	0.00%
Direxion Daily 10-Year Treasury Bull 3X Shares	0.00%	0.00%
Direxion Daily 10-Year Treasury Bear 3X Shares	0.00%	0.00%
Direxion Daily 30-Year Treasury Bull 3X Shares	0.00%	0.00%
Direxion Daily 30-Year Treasury Bear 3X Shares	0.00%	0.00%

Special 2009 Tax Information

The Direxion Developed Markets Bull 3X Shares and Direxion Daily Emerging Markets Bull 3X Shares in accordance with Section 853 of the Internal Revenue Code intends to elect to pass through to its shareholders the credit for taxes paid in foreign countries during its fiscal year ended October 31, 2009. In accordance with the current tax laws, the foreign income and foreign tax per share (for a share outstanding as of October 31, 2009) is as follows:

	Gross
	Foreign	Foreign
Funds	Income	Taxes Paid

Direxion Daily Developed Markets Bull 3X Shares	$0.89885	$0.06098
Direxion Daily Emerging Markets Bull 3X Shares	1.13820	0.09818

DIREXION ANNUAL REPORT  129

Direxion Funds
TRUSTEES AND OFFICERS

The business affairs of each Fund are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set forth below. The SAI includes additional information about the Funds’ Trustee and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustees

# of Portfolios
in Direxion
	Position(s)	Term of Office		Complex	Other Trusteeships/
	Held with	and Length of	Principal Occupations(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee

Daniel D. O’Neill(1)
Age: 41	President, Chairman of the Board of Trustees	Since 2008	Managing Director of Rafferty, 1999-present.	40	None

Non-Interested Trustees

				# of Portfolios
				in Direxion
	Position(s)	Term of Office		Complex	Other Trusteeships/
	Held with	and Length of	Principal Occupations(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee

Daniel J. Byrne
Age: 65	Trustees	Lifetime or Trust until removal or resignation; Since 2008	President and Chief Executive Officer of Byrne Securities Inc., 1992-present.	77	Trustee, The Opening Word Program, Wyandanch, NY

Gerald E. Shanley III
Age: 66	Trustees	Lifetime or Trust until removal or resignation; Since 2008	Business Consultant, 1985-present; Trustee of Trust Under Will of Charles S. Payson, 1987-present; C.P.A. 1979-present.	77	None

John Weisser
Age: 68	Trustees	Lifetime or Trust until removal or resignation; Since 2008	Retired, Since 1995; Salomon Brothers, Inc, 1971-1995, most recently as Managing Director.	77	Director, Mainstay VP Fund Series; Director, ICAP Fund, Inc.; Director The MainStay Funds; Director, Eclipse Funds, Inc.

130  DIREXION ANNUAL REPORT

Direxion Shares
TRUSTEES AND OFFICERS

Officers

# of Portfolios
in Direxion
	Position(s)	Term of Office		Complex	Other Trusteeships/
	Held with	and Length of	Principal Occupations(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee(2)	by Trustee

Daniel D. O’Neill(1)
Age: 41	President, Chairman of the Board of Trustees	Since 2008	Managing Director of Rafferty, 1999-present.	N/A	N/A

Guy F. Talarico
Age: 54	Principal Financial Officer and Treasurer	Since 2008	CEO, Alaric Compliance Services, LLC, 2006-present; Co-CEO EOS Compliance Services, LLC, 2004-2006; Senior Director, Investors Bank and Trust Co., 2001-2004; Division Executive, JP Morgan-Chase Bank, 1986-2001; Group Product Manager, Lever Brothers Company, 1977-1986.	N/A	N/A

William Franca
Age: 52	Executive Vice President- Head of Distribution	Since 2008	Senior Vice President – Rafferty since 2006; Massachusetts Financial Services/SunLife Financial Distributors, 2002-2004; Executive Vice President, Distribution, SunLife, 2001-2002.	N/A	N/A

Bernard “Bob” Frize
Age: 41	Chief Compliance Officer	Since 2008	Director, Alaric Compliance Services, LLC September 2007 to present; Business Consultant, BusinessEdge Solutions January 2007 – June 2007; Associate Vice President, Pershing Adviser Solutions April 1996 – January 2007.	N/A	N/A

(1)	Mr. O’Neill is affiliated with Rafferty. Mr. O’Neill is the Managing Director of Rafferty and owns a beneficial interest in Rafferty.

(2)	The Direxion Complex consists of the Direxion Funds which currently offers for sale to the public 34 portfolios, the Direxion Insurance Trust which currently offers for sale 3 portfolios and the Direxion ETF Trust which currently offers for sale to the public 22 of the 40 funds currently registered with the SEC.

The address for all trustees and is 33 Whitehall St., New York, NY 10004.

DIREXION ANNUAL REPORT  131

ANNUAL REPORT OCTOBER 31, 2009

33 Whitehall Street, 10th Floor            New York, New York 10004            www.direxionshares.com

Investment Adviser
Rafferty Asset Management, LLC
33 Whitehall St. 10th Floor
New York, NY 10004

Administrator, Transfer Agent, & Custodian
The Bank of New York Mellon
One Wall Street
New York, New York 10286

Independent Registered Public Accounting Firm
Ernst & Young LLP
Times Square
New York, NY 10036

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

You may obtain a description of the Direxion Shares ETF Trust proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30 (available by August 31) without charge, upon request, by calling 1-866-476-7523 or by accessing the SEC’s website at www.SEC.Gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-866-476-7523, or by accessing the SEC’s website, at www.SEC.Gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.
a). The Registrant has adopted a code of ethics that applies to the Registrant’s Principal Executive Officer, Principal Financial Officer or persons performing similar functions.
b). There have not been any changes to the Code of Ethics.
c). Not Applicable
d). During the period, Registrant granted no waivers from the provisions of its code of ethics that applies to the Registrant’s Principal Executive Officer, Principal Financial Officer or persons performing similar functions.
e). Not Applicable
f). Attached
Item 3. Audit Committee Financial Expert.
a). The Registrant’s Board of Trustees has one audit committee financial expert serving on its audit committee, an “independent” Trustee, Gerald E. Shanley III. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.
Item 4. Principal Accountant Fees and Services.
a). Audit Fees: the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit are as follows:
2009: $350,500
2008: N/A
b). Audit-Related Fees: the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this item are as follows:
2009: $4,000
2008: N/A

c). Tax Fees, the aggregate fees billed in each of the previous last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are as follows:
2009: $149,690
2008: N/A
d). All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) and (c) of this Item are as follows:
2009: $0
2008: N/A
e) Audit Committee Pre-Approval Policies and Procedures.
          (i) Per Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the Audit, Audit-Related, Tax and Other Fees of the Registrant.
          (ii) 100% of services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.
(f) No response required.
(g) The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Funds, the Advisor or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the Registrant (except for any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) that directly impacted the Funds for the last two fiscal years is as following:
2009: $153,690
2008: N/A
(h) Not Applicable
Item 5. Audit Committee of Listed Registrants.
(a) The Fund has a designated Audit Committee in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934 (the “Exchange Act”) and all independent Trustees are members of such committee.
(b) Not applicable.
Item 6. Schedule of Investments.
(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not Applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.
Not Applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not Applicable.
Item 11. Controls and Procedures.
(a) The Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.
(b) There were no significant changes in the Registrant’s internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation.
Item 12. Exhibits.
(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by
Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached.
(b) Separate certifications for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17CFR 270.30a-(a)).

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Direxion Shares ETF Trust

By:	/s/ Daniel O’ Neill
Daniel O’ Neill, President
Date: December 24, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
Registrant: Direxion Shares ETF Trust

By:	/s/ Daniel O’ Neill
Daniel O’ Neill, President
Date: December 24, 2009

By:	/s/ Guy Talarico
Guy Talarico, Principal Financial Officer
Date: December 24, 2009